UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05603

Name of Fund:	BlackRock Strategic Global Bond Fund, Inc.

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic Global Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2022

Date of reporting period: 06/30/2022

Item 1 –	Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JUNE 30, 2022

2022 Semi-Annual Report (Unaudited)

BlackRock Strategic Global Bond Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of June 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were particularly steep. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates three times while indicating that additional large rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. Continued high inflation and the Fed’s statements led many analysts to anticipate that interest rates have significant room to rise before peaking.

Furthermore, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation. However, markets have been primed to expect sharp tightening, which could weigh on valuations until central banks begin to tap the brakes.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near-term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of a higher inflation regime leads us to take an underweight stance on credit in the long-term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities in a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2022
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(19.96)%	(10.62)%

U.S. small cap equities (Russell 2000® Index)	(23.43)	(25.20)

International equities (MSCI Europe, Australasia, Far East Index)	(19.57)	(17.77)

Emerging market equities (MSCI Emerging Markets Index)	(17.63)	(25.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.15	0.18

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(11.34)	(10.94)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(10.35)	(10.29)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(8.98)	(8.57)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(14.19)	(12.82)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of June 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Investment Objective

BlackRock Strategic Global Bond Fund, Inc.’s (the “Fund”) investment objective is to seek high current income by investing in a global portfolio of fixed income securities denominated in various currencies, including multi-national currency units.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2022, the Fund outperformed its primary benchmark, the Bloomberg Global Aggregate Bond Index. For the same period, all the Fund’s share classes outperformed its custom benchmark, comprised of 80% Bloomberg Global Aggregate ex EM Bond Index and 20% Bloomberg EM ex Korea Bond Index. The following discussion of relative performance pertains to the Fund’s primary benchmark.

What factors influenced performance?

The Fund’s relatively short stance with respect to U.S. duration (and corresponding interest rate sensitivity) added to performance as Treasury yields rose over the period. Positioning with respect to both developed market and emerging market currencies contributed positively to the Fund’s relative performance as the U.S. dollar strengthened over the period.

Positioning with respect to emerging market spread assets, U.S. investment grade corporate credit and non-U.S. corporate credit detracted from the Fund’s relative performance over the period.

The Fund’s reported cash position largely reflects the use of short-term derivatives held for risk management purposes as well as to manage exposures. The use of derivatives detracted modestly from the Fund’s performance as the Fund’s duration and currency exposures were managed through the reporting period. The Fund’s cash position had no material impact on performance.

Describe recent portfolio activity.

During the first quarter of 2022, the Fund maintained a defensive posture given the increased macro uncertainty, including the volatile geopolitical environment, elevated inflation and commodity complex backdrop, and global monetary policy tightening. Given these crosscurrents, the Fund held an elevated high-quality allocation across U.S. and Non-U.S. investment grade corporate bonds, agency mortgage-backed securities, municipal bonds, and shorter-maturity securitized assets, while keeping the allocation to U.S. and Non-U.S. high yield corporate credit towards the lower-end of the Fund’s historical range.

Moving into the second quarter of 2022, the Fund maintained a defensive posture as yields rose and spreads widened on the back of concerns around high inflation, global monetary policy tightening and slowing global economic growth. The Fund’s duration was actively managed, while favoring Treasury inflation-protected securities (“TIPS”) as valuations there appeared attractive. Within spread assets, the Fund preferred high-quality paper, such as U.S. investment grade corporate bonds, municipal bonds and select securitized assets. In addition, the Fund opportunistically rotated out of floating rate loan interest and into U.S. high yield corporate credit given attractive spread levels while trimming the overweight to emerging market debt.

Describe portfolio positioning at period end.

At period-end, the Fund’s yield curve exposure was focused on intermediate and longer maturities which appeared to offer a better risk/reward balance than shorter maturities. In addition, the Fund maintained a meaningful tactical allocation to TIPS while remaining underweight non-U.S. sovereign bonds, particularly in Europe and Japan. The Fund was most constructive on higher quality sectors of the fixed income market, such as investment grade corporate bonds, municipal bonds and select securitized assets, given attractive yield levels and in order to maintain a more defensive stance against a backdrop of inflationary pressures and monetary policy tightening, while opportunistically adding risk in areas such as high yield corporate credit.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2022 (continued)	BlackRock Strategic Global Bond Fund, Inc.

Performance

				Average Annual Total Returns(a)(b)

				1 Year		5 Years		10 Years

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	2.77%	2.54%	(12.30)%	(13.02)%	N/A	0.76%	N/A	1.79%	N/A
Investor A	2.42	2.15	(12.43)	(13.26)	(16.73)%	0.48	(0.34)%	1.53	1.12%
Investor C	1.77	1.57	(12.76)	(13.77)	(14.62)	(0.27)	(0.27)	0.90	0.90
Class K	2.83	2.68	(12.30)	(13.00)	N/A	0.78	N/A	1.81	N/A
Bloomberg Global Aggregate Bond Index(c)	—	—	(13.91)	(15.25)	N/A	(0.55)	N/A	0.11	N/A
Custom Benchmark(d)	—	—	(14.17)	(15.44)	N/A	(0.53)	N/A	N/A	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund mainly invests in bonds and other fixed income securities that periodically pay interest or dividends. The Fund’s total returns prior to September 1, 2015 are the returns of the Fund when it followed different investment strategies under the name BlackRock World Income Fund, Inc.

(c)

Bloomberg Global Aggregate Bond Index, an unmanaged index that is a measure of global investment grade debt from approximately twenty-four different local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

(d)

A customized performance benchmark comprised of 80% Bloomberg Global Aggregate ex EM Bond Index and 20% Bloomberg EM ex Korea Bond Index. The Bloomberg EM ex Korea Bond Index commenced in June 2013; therefore, it does not have a 10-year return.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual					Hypothetical 5% Return
			Expenses Paid During the Period				Including Interest Expense and Fees			Excluding Interest Expense and Fees		Annualized Expense Ratio

	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Including Interest Expense and Fees	(a)	Excluding Interest Expense and Fees	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period	(a)	Ending Account Value (12/31/22)	Expenses Paid During the Period	Including Interest Expense and Fees	Excluding Interest Expense and Fees
Institutional	$1,000.00	$877.00	$2.79		$2.79	$1,000.00	$1,021.82	$3.01		$1,021.82	$3.01	0.60%	0.60%
Investor A	1,000.00	875.70	3.95		3.95	1,000.00	1,020.58	4.26		1,020.58	4.26	0.85	0.85
Investor C	1,000.00	872.40	7.43		7.43	1,000.00	1,016.86	8.00		1,016.86	8.00	1.60	1.60
Class K	1,000.00	877.00	2.56		2.51	1,000.00	1,022.07	2.76		1,022.12	2.71	0.55	0.54

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

F U N D S U M M A R Y	5

Fund Summary as of June 30, 2022 (continued)	BlackRock Strategic Global Bond Fund, Inc.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type(a)	Percent of Total Investments

Corporate Bonds	31.3%
U.S. Government Sponsored Agency Securities	21.4
Foreign Agency Obligations	17.8
Non-Agency Mortgage-Backed Securities	7.2
U.S. Treasury Obligations	5.7
Asset-Backed Securities	5.5
Municipal Bonds	4.2
Investment Companies	3.8
Common Stocks	1.3
Floating Rate Loan Interests	1.2
Other*	0.6

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments

United States	63.0%
China	5.5
United Kingdom	3.8
Mexico	3.8
Japan	3.4
Cayman Islands	3.1
France	1.7
Netherlands	1.6
Italy	1.6
South Africa	1.4
Brazil	1.3
Luxembourg	1.1
Canada	1.1
Germany	1.0
Other#	6.6

(a)	Excludes short-term securities.
#	Includes holdings within countries/geographic regions that are less than 1.0% of total investments. Please refer to the Consolidated Schedule of Investments for such countries/geographic regions.
*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Consolidated Schedule of Investments for details.

6	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance	BlackRock Strategic Global Bond Fund, Inc.

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of November 13, 2015 is that of Institutional Shares. The performance of the Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.

The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	7

The Benefits and Risks of Leveraging	BlackRock Strategic Global Bond Fund, Inc.

The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.

Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.

The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

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Consolidated Schedule of Investments (unaudited) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Cayman Islands(a)(b) — 2.5%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, (1 mo. LIBOR US + 1.20%), 2.72%, 06/15/36	USD	310	$299,965
AGL CLO 3 Ltd., Series 2020-3A, Class A, (3 mo. LIBOR US + 1.30%), 2.34%, 01/15/33		250	243,139
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.13%), 2.17%, 01/17/31		400	391,937
ALM Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 2.89%, 10/15/29		250	243,753
Apidos CLO XXXVI, Series 2021-36A, Class B, 2.66%, 07/20/34		250	235,596
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 2.21%, 10/15/30		400	394,426
Bain Capital Credit CLO Ltd., Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.97%), 2.03%, 07/20/30		600	589,517
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 2.16%, 01/20/31		500	489,978
Carlyle Global Market Strategies CLO Ltd., Series 2014-3RA, Class A1-B, (3 mo. LIBOR US + 1.30%), 2.52%, 07/27/31		1,000	974,267
Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, (3 mo. LIBOR US + 1.65%), 2.69%, 07/17/34		250	233,872
CBAM Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 2.31%, 07/20/30		400	395,272
CIFC Funding 2018-II Ltd., Class A2, 2.66%, 04/20/31		250	240,492
CIFC Funding Ltd.
Series 2014-3A, Class A1R2, (3 mo. LIBOR US + 1.20%), 2.34%, 10/22/31		1,500	1,470,123
Series 2014-5A, Class A1R2, (3 mo. LIBOR US + 1.20%), 2.24%, 10/17/31		2,000	1,962,737
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3 mo. LIBOR US + 1.10%), 2.14%, 01/15/31		750	736,798
Dryden 49 Senior Loan Fund, Series 2017-49, Class AR, (3 mo. LIBOR + 0.95%), (3 mo. LIBOR US + 0.95%), 1.99%, 07/18/30		750	736,163
Eaton Vance CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 2.49%, 10/15/30		250	243,910
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3 mo. LIBOR US + 1.24%), 2.28%, 04/15/33		500	487,890
Gulf Stream Meridian 4 Ltd., Class A2, (3 mo. LIBOR US + 1.85%), 2.89%, 07/15/34		250	242,196
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.34%), 2.38%, 04/15/33		1,000	973,104
LoanCore Issuer Ltd., Series 2021-CRE5, Class A, (1 mo. LIBOR US + 1.30%), 2.62%, 07/15/36		160	155,965
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3 mo. LIBOR US + 0.90%), 2.08%, 07/23/29		982	966,482
Mariner CLO LLC, Series 2016-3A, Class CR, (3 mo. LIBOR US + 2.05%), 3.23%, 07/23/29		250	240,256
MP CLO VIII Ltd., Series 2015-2A, Class BRR, (3 mo. LIBOR US + 1.80%), 3.04%, 04/28/34		250	239,523
Neuberger Berman Loan Advisers CLO 46 Ltd., Class B, 2.71%, 01/20/36		250	235,769

Security		Par (000)	Value

Cayman Islands (continued)
OCP CLO Ltd., Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.90%), 3.08%, 04/24/29	USD	250	$242,525
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.97%), 2.01%, 04/15/31		750	731,465
OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.65%), 2.71%, 07/02/35		1,000	944,609
OHA Credit Funding 5 Ltd., Series 2020-5A, Class A2A, (3 mo. LIBOR US + 1.45%), 2.49%, 04/18/33		300	287,311
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class DR, (3 mo. LIBOR US + 6.81%), 8.22%, 02/14/34		250	224,056
RR 3 Ltd., Class 3A, (3 mo. LIBOR US + 1.40%), 2.44%, 01/15/30		1,125	1,075,733
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3 mo. LIBOR US + 0.96%), 2.00%, 04/16/31		500	488,763
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3 mo. LIBOR US + 1.65%), 2.69%, 07/15/34		325	306,458
TRESTLES CLO Ltd., Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.99%), 2.17%, 04/25/32		250	243,961
Trimaran Cavu Ltd.
Series 2019-1A, Class B, (3 mo. LIBOR US + 2.20%), 3.26%, 07/20/32		250	239,581
Series 2019-1A, Class C1, (3 mo. LIBOR US + 3.15%), 4.21%, 07/20/32		500	485,423
Venture 39 CLO Ltd., Series 2020-39A, Class A1, (3 mo. LIBOR US + 1.28%), 2.32%, 04/15/33		335	324,302
Whitebox CLO I Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 4.23%, 07/24/32		500	448,110

			19,465,427

Denmark — 0.0%
Red & Black Auto Germany 8 UG, Series 8, Class B, (1 mo. EURIBOR + 0.75%), 0.21%, 09/15/30(a)(c)	EUR	100	102,548

Ireland(a)(c) — 0.1%
Avoca CLO XXII DAC, Series 22X, Class B1, (3 mo. EURIBOR + 1.30%), 1.30%, 04/15/35		100	95,976
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3 mo. EURIBOR + 1.30%), 1.30%, 02/22/34		100	96,498
Henley CLO IV DAC, Series 4X, Class B1, (3 mo. EURIBOR + 1.35%), 1.35%, 04/25/34		100	96,969

			289,443

Spain — 0.0%
Autonoria Spain FT, Series 2021-SP, Class B, (1 mo. EURIBOR + 0.80%), 0.27%, 01/31/39(a)(c)		200	206,706

United States — 2.2%
AccessLex Institute, Series 2007-A, Class A3, (3 mo. LIBOR US + 0.30%), 1.82%, 05/25/36(a)	USD	85	81,600
Affirm Asset Securitization Trust, Class A, 1.75%, 02/15/27(b)		491	481,905
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 2.29%, 01/28/31(a)(b)		399	392,853
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 2.29%, 01/28/31(a)(b)		400	393,893

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 2.12%, 04/15/31(a)(b)	USD	500	$490,444
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(b)		76	70,383
BHG Securitization Trust(b)
Series 2021-A, Class A, 1.42%, 11/17/33		117	109,493
Series 2021-A, Class B, 2.79%, 11/17/33		100	90,144
Series 2022-A, Class C, 3.08%, 02/20/35		200	178,315
Chenango Park CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.55%), 2.59%, 04/15/30(a)(b)		1,018	962,640
CIFC Funding Ltd.(a)(b)
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.75%), 2.79%, 07/16/30		1,000	969,653
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 2.04%, 04/18/31		400	390,980
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 2.16%, 01/15/31(a)(b)		600	589,185
Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 01/15/42(b)		247	231,617
Generate CLO 2 Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.15%), 2.29%, 01/22/31(a)(b)		600	589,878
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/48(b)		445	382,931
Kapitus Asset Securitization LLC, Series 2022-1A, Class A, 3.38%, 07/10/28(b)		334	314,492
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 2.13%, 01/20/31(a)(b)		600	588,826
LendingPoint Pass-Through Trust(b) Class A, 3.25%, 04/15/28		91	88,502
Series 2022-ST1, Class A, 2.50%, 03/15/28		86	82,835
Lendmark Funding Trust, Series 1A, Class A, 5.12%, 07/20/32(b)		301	302,398
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/47(b)		93	82,999
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.50%, 09/21/26(b)		935	885,593
Mosaic Solar Loans LLC, Series 2017-2A, Class A, 3.82%, 06/22/43(b)		59	55,749
Navient Private Education Refi Loan Trust, Series 2021-DA, Class A, (Prime - 1.99%), 2.01%, 04/15/60(a)(b)		468	446,436
Nelnet Student Loan Trust(b)
Series 2021-DA, Class B, 2.90%, 04/20/62		450	384,993
Series 2021-DA, Class C, 3.50%, 04/20/62		100	87,273
Oportun Issuance Trust(b)
Series 2021-B, Class A, 1.47%, 05/08/31		190	176,204
Series 2021-C, Class A, 2.18%, 10/08/31		680	629,002
Series 2021-C, Class B, 2.67%, 10/08/31		305	279,212
Regional Management Issuance Trust, Series 2022-1, Class A, 3.07%, 03/15/32(b)		182	171,961
Republic Finance Issuance Trust(b)
Series 2021-A, Class A, 2.30%, 12/22/31		600	556,461
Series 2021-A, Class B, 2.80%, 12/22/31		136	124,186
Series 2021-A, Class C, 3.53%, 12/22/31		100	91,054
Series 2021-A, Class D, 5.23%, 12/22/31		800	728,192
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 2.25%, 10/20/30(a)(b)		400	392,483
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 2.13%, 01/15/30(a)(b)		400	393,133

Security		Par (000)	Value

United States (continued)
Service Experts Issuer LLC, Series 2021-1A, Class A, 2.67%, 02/02/32(b)	USD	342	$315,300
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.12%), 2.16%, 07/15/30(a)(b)		398	390,859
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 2.29%, 10/15/30(a)(b)		400	394,082
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 2.19%, 01/16/31(a)(b)		400	393,275
TICP CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.28%), 2.34%, 04/20/33(a)(b)		1,750	1,715,568
Upstart Pass-Through Trust(b)
Class A, 3.00%, 12/20/26		45	43,621
Series 2022-ST1, Class A, 2.60%, 03/20/30		167	159,688
Voya CLO Ltd., Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 2.17%, 10/15/30(a)(b)		400	394,011

			17,074,302

Total Asset-Backed Securities — 4.8% (Cost: $38,457,664)			37,138,426

		Shares

Common Stocks

Australia — 0.0%
Glencore PLC		4,738	25,663

Denmark — 0.0%
Pandora A/S		559	35,515

France — 0.0%
LVMH Moet Hennessy Louis Vuitton SE		79	48,417
Societe Generale SA		2,730	60,360

			108,777

Germany — 0.0%
Commerzbank AG(d)		2,322	16,475
Mercedes-Benz Group AG, Registered Shares		3,830	222,440

			238,915

Ireland — 0.0%
Icon PLC(d)		485	105,099

Netherlands — 0.1%
Shell PLC		9,300	241,312

South Korea — 0.0%
Coupang, Inc.(d)		8,592	109,548

Switzerland — 0.0%
Cie Financiere Richemont SA, Class A, Registered Shares		683	73,465
TE Connectivity Ltd.		611	69,135

			142,600

United Kingdom — 0.1%
BP PLC, ADR		6,453	182,943
Genius Sports Ltd.(d)		26,450	59,512
Lloyds Banking Group PLC		368,611	189,653

			432,108

United States — 1.0%
Abbott Laboratories		464	50,414
Adobe, Inc.(d)		93	34,044
Alcoa Corp.		3,952	180,132

10	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Align Technology, Inc.(d)	121	$28,637
Alphabet, Inc., Class A(d)	8	17,434
Alphabet, Inc., Class C(d)	38	83,123
Altice USA, Inc., Class A(d)	468	4,329
Altus Power, Inc., (Acquired 01/21/22, Cost: $153,500)(e)	15,350	96,858
Applied Materials, Inc.	461	41,942
Archer-Daniels-Midland Co.	2,446	189,810
Blend Labs, Inc., Class A(d)	5,092	12,017
Booking Holdings, Inc.(d)	22	38,478
Bunge Ltd.	2,455	222,644
Capri Holdings Ltd.(d)	3,904	160,103
CF Industries Holdings, Inc.	2,591	222,126
Chesapeake Energy Corp.	2,645	214,509
Chevron Corp.	989	143,187
ConocoPhillips	1,083	97,264
Crowdstrike Holdings, Inc., Class A(d)	263	44,331
CSX Corp.	285	8,282
Datadog, Inc., Class A(d)	452	43,048
Delta Air Lines, Inc.(d)	1,608	46,584
Devon Energy Corp.	2,257	124,383
Domino’s Pizza, Inc.	273	106,391
Dynatrace, Inc.(d)	6,845	269,967
Edwards Lifesciences Corp.(d)	739	70,272
Element Solutions, Inc.	6,664	118,619
Eli Lilly & Co.	422	136,825
Energy Transfer LP	15,203	151,726
EQT Corp.	3,704	127,418
Excelerate Energy, Inc., Class A(d)	15,629	311,330
Exxon Mobil Corp.	2,510	214,956
Ford Motor Co.	8,020	89,263
Freeport-McMoRan, Inc.	3,618	105,863
Generac Holdings, Inc.(d)	921	193,944
General Motors Co.(d)	2,508	79,654
Halliburton Co.	2,060	64,602
Health Care Select Sector SPDR Fund	3,733	478,720
Hillenbrand, Inc.(f)	66,474	485,141
Hilton Worldwide Holdings, Inc.	1,096	122,138
Humana, Inc.	74	34,637
Intuit, Inc.	451	173,833
Intuitive Surgical, Inc.(d)	280	56,199
IQVIA Holdings, Inc.(d)	494	107,193
LyondellBasell Industries NV, Class A	823	71,980
MGM Resorts International	2,056	59,521
Mosaic Co.	1,474	69,617
Mr. Cooper Group, Inc.(d)	2,113	77,632
Nielsen Holdings PLC	1,441	33,460
NIKE, Inc., Class B	432	44,150
Otis Worldwide Corp.	436	30,812
Planet Labs, Inc., (Acquired 01/06/22, Cost: $196,800)(e)	19,680	85,214
Proof Acquisition Corp.(f)	4,080	4,529
Raymond James Financial, Inc.	1,726	154,322
Salesforce, Inc.(d)	1,783	294,266
Sarcos Technology & Robotics Corp.(d)	1,832	4,873
Schlumberger NV	1,226	43,842
ServiceNow, Inc.(d)	106	50,405
Signet Jewelers Ltd.	2,253	120,445
Sonos, Inc.(d)(g)	5,481	98,877
Starbucks Corp.	997	76,161

Security		Shares	Value

United States (continued)
Starwood Property Trust, Inc.		7,300	$152,497
Tesla, Inc.(d)		88	59,261
Toast, Inc., Class A(d)		7,613	98,512
U.S. Steel Corp.		7,259	130,009
United Rentals, Inc.(d)		565	137,244
Western Digital Corp.(d)		1,177	52,765
WillScot Mobile Mini Holdings Corp.(d)		5,259	170,497
XPO Logistics, Inc.(d)		372	17,916

			7,741,177

Total Common Stocks — 1.2% (Cost: $10,874,850)			9,180,714

		Par (000)

Corporate Bonds

Argentina(b) — 0.1%
Generacion Mediterranea SA/Central Termica Roca SA, 9.63%, 12/01/27	USD	518	411,645
Genneia SA, 8.75%, 09/02/27		264	248,273
YPF SA 4.00%, 02/12/26(h)		200	156,000
7.00%, 12/15/47		280	138,600

			954,518

Australia — 0.1%
FMG Resources August 2006 Pty. Ltd., 6.13%, 04/15/32(b)		268	241,200
Telstra Corp. Ltd., 3.50%, 09/21/22(c)	EUR	100	105,523

			346,723

Austria — 0.3%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, 0.38%, 09/03/27(c)		800	715,644
Erste Group Bank AG(a)(c)
(5 year EURIBOR ICE Swap Rate + 1.10%), 0.88%, 11/15/32		800	687,791
(5 year EURIBOR ICE Swap Rate + 1.30%), 1.00%, 06/10/30		500	473,813
(5 year EURIBOR ICE Swap Rate + 2.10%), 1.63%, 09/08/31		100	93,607
Klabin Austria GmbH, 3.20%, 01/12/31(b)	USD	200	152,250
Suzano Austria GmbH
5.75%, 07/14/26(b)		200	202,200
3.13%, 01/15/32		248	186,310

			2,511,615

Bahrain — 0.0%
Oil & Gas Holding Co., 7.63%, 11/07/24(c)		224	230,412

Belgium(c) — 0.2%
Anheuser-Busch InBev SA, 3.70%, 04/02/40	EUR	400	400,736
KBC Group NV 1.13%, 01/25/24		400	412,683
(5 year EUR Swap + 0.95%), 0.63%, 12/07/31(a)		600	522,332

			1,335,751

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Bermuda(b) — 0.0%
Digicel Group Holdings Ltd., (8.00% Cash or 3.00% PIK), 8.00%, 04/01/25(i)	USD	142		$93,546
Geopark Ltd., 5.50%, 01/17/27		255		212,064

				305,610

Brazil — 0.2%
Azul Investments LLP, 5.88%, 10/26/24(b)		282		213,227
Banco Votorantim SA, 4.00%, 09/24/22(b)		288		287,964
BRF GmbH, 4.35%, 09/29/26(b)		306		275,362
Gol Finance SA, 7.00%, 01/31/25(b)		440		273,432
Odebrecht Offshore Drilling Finance Ltd., (7.72% PIK), 7.72%, 12/01/26(b)(i)		—	(j)	24
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(i)		137		63,020
Suzano Austria GmbH, 3.75%, 01/15/31		277		223,733

				1,336,762

Canada — 0.6%
Bausch Health Cos., Inc.(b)
6.13%, 02/01/27		295		250,750
4.88%, 06/01/28		58		45,387
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(b)		65		49,145
Frontera Energy Corp., 7.88%, 06/21/28(b)		244		197,945
Glencore Finance Canada Ltd., 4.25%, 10/25/22(b)		1,800		1,798,722
MEGlobal Canada ULC, 5.88%, 05/18/30(c)		200		210,225
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23(b)		135		132,638
Toronto-Dominion Bank, 0.38%, 04/25/24(c)	EUR	2,065		2,103,809

				4,788,621

Cayman Islands — 0.2%
Agile Group Holdings Ltd., 5.75%, 01/02/25(c)	USD	200		68,000
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(c)		200		188,663
Fantasia Holdings Group Co. Ltd., 11.88%, 06/01/23(c)(d)(k)		200		16,500
Grupo Aval Ltd., 4.75%, 09/26/22(c)		200		199,162
IHS Holding Ltd.(b)
5.63%, 11/29/26		224		183,512
6.25%, 11/29/28		335		267,162
MAF Global Securities Ltd.(a)(c)(l)
(5 year CMT + 3.54%), 6.38%		200		192,538
(5 year USD Swap + 3.48%), 5.50%		200		199,475
Melco Resorts Finance Ltd., 5.25%, 04/26/26(c)		200		140,000
Modern Land China Co. Ltd., 9.80%, 04/11/23(c)(d)(f)(k)		200		32,000
Redsun Properties Group Ltd., 9.70%, 04/16/23(c)		200		30,000
Shui On Development Holding Ltd., 6.15%, 08/24/24(c)		200		165,000
Times China Holdings Ltd., 5.75%, 01/14/27(c)		210		28,350
Yuzhou Group Holdings Co. Ltd., 8.30%, 05/27/25(c)(d)(k)		200		13,000

				1,723,362

Chile — 0.1%
Kenbourne Invest SA, 6.88%, 11/26/24(b)		362		329,262
VTR Comunicaciones SpA
5.13%, 01/15/28(b)		276		204,550
5.13%, 01/15/28(c)		200		148,225
4.38%, 04/15/29(b)		263		178,183

				860,220

China(c) — 0.0%
China Aoyuan Group Ltd., 6.35%, 02/08/24(d)(k)		200		16,000
China Evergrande Group, 9.50%, 04/11/22(d)(k)		200		16,913

Security		Par (000)	Value

China (continued)
KWG Group Holdings Ltd., 7.88%, 09/01/23	USD	200	$49,000
Sunac China Holdings Ltd., 7.50%, 02/01/24(d)(k)		200	28,000

			109,913

Colombia — 0.2%
Banco GNB Sudameris SA, (5 year CMT + 6.66%), 7.50%, 04/16/31(a)(b)		187	158,167
Ecopetrol SA, 6.88%, 04/29/30		529	464,991
Empresas Publicas de Medellin ESP, 4.38%, 02/15/31(b)		258	196,129
Grupo Aval Ltd., 4.38%, 02/04/30(b)		603	469,699

			1,288,986

Finland — 0.2%
OP Corporate Bank PLC
0.25%, 03/24/26	EUR	1,150	1,085,812
0.60%, 01/18/27		130	121,126

			1,206,938

France — 1.2%
Banque Federative du Credit Mutuel SA, 0.75%, 06/08/26(c)		100	97,485
BNP Paribas SA(a)
(3 mo. EURIBOR + 0.70%), 0.25%, 04/13/27(c)		2,000	1,868,855
(3 mo. EURIBOR + 0.83%), 0.50%, 01/19/30(c)		400	341,653
(5 year EUR Swap + 1.20%), 1.13%, 01/15/32(c)		100	89,519
(5 year EUR Swap + 1.85%), 2.38%, 11/20/30(c)		1,000	981,154
(SOFR + 1.00%), 1.32%, 01/13/27(b)	USD	700	618,417
(SOFR + 2.07%), 2.22%, 06/09/26(b)		201	185,558
BPCE SA(c)
0.25%, 01/15/26	EUR	200	193,678
(5 year EUR Swap + 1.75%), 2.25%, 03/02/32(a)		400	377,973
Credit Agricole Assurances SA, (5 year EURIBOR ICE Swap Rate + 2.65%), 2.63%, 01/29/48(a)(c)		300	275,076
Credit Agricole SA(c)
1.25%, 04/14/26		100	99,904
(3 mo. EURIBOR + 1.25%), 1.00%, 04/22/26(a)		100	99,346
Dassault Systemes SE, 0.09%, 09/16/22(c)		100	104,695
Engie SA(c)
2.63%, 07/20/22		35	36,709
0.88%, 09/19/25		1,200	1,205,646
0.03%, 03/04/27		100	92,636
2.13%, 03/30/32		100	94,698
LVMH Moet Hennessy Louis Vuitton SE, 0.13%, 02/28/23(c)		100	104,606
Orange SA, 1.00%, 09/12/25(c)		500	503,362
PSA Banque France SA, 0.01%, 01/22/25(c)		100	98,056
Societe Generale SA, (5 year EUR Swap + 1.55%), 1.00%, 11/24/30(a)		800	732,753
Suez SA, (5 year EURIBOR ICE Swap Rate + 2.15%), 1.63%(a)(c)(l)		100	87,489
TotalEnergies Capital International SA, 0.25%, 07/12/23(c)		100	103,905
TotalEnergies SE, Series NC7, (5 year EUR Swap + 1.99%), 1.63%(a)(c)(l)		750	624,939

			9,018,112

Free of Tax — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 06/18/29	USD	1,134	1,081,552

Germany(c) — 0.8%
BASF SE, Series 10Y, 2.00%, 12/05/22	EUR	995	1,050,432
Bayer AG, 1.38%, 07/06/32		500	411,507

12	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Commerzbank AG, (5 year EUR Swap + 1.73%), 1.38%, 12/29/31(a)	EUR	900	$771,716
Covestro AG, 0.88%, 02/03/26		60	57,334
Deutsche Bank AG
1.13%, 03/17/25		1,300	1,298,605
(3 mo. EURIBOR + 1.93%), 3.25%, 05/24/28(a)		500	500,610
E.ON SE, 0.38%, 09/29/27		75	69,209
Fraport AG Frankfurt Airport Services Worldwide, 1.88%, 03/31/28		115	105,305
KFW, 1.38%, 06/07/32		878	866,727
LEG Immobilien SE, 0.88%, 11/28/27		100	88,396
Merck Financial Services GmbH
0.01%, 12/15/23		200	205,933
0.13%, 07/16/25		100	98,962
Merck KGaA, (5 year EURIBOR ICE Swap Rate + 1.95%), 1.63%, 06/25/79(a)		200	196,281
Nidda BondsCo GmbH, 5.00%, 09/30/25		100	84,360
Schaeffler AG, 1.88%, 03/26/24		10	10,068
Volkswagen Financial Services NV, 1.63%, 11/30/22	GBP	200	241,909
Volkswagen Leasing GmbH 1.00%, 02/16/23	EUR	100	104,803
0.38%, 07/20/26		225	209,866
0.63%, 07/19/29		40	33,473

			6,405,496

Hong Kong(c) — 0.0%
Bank of East Asia Ltd., (5 year CMT + 5.53%), 5.83%(a)(l)	USD	250	241,250
Yango Justice International Ltd., 7.50%, 04/15/24(d)(k)		200	12,000

			253,250

India(c) — 0.2%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30		200	163,600
Bharti Airtel Ltd., 3.25%, 06/03/31		200	169,288
HDFC Bank Ltd., (5 year CMT + 2.93%), 3.70%(a)(l)		200	166,000
Power Finance Corp. Ltd., 6.15%, 12/06/28		200	208,600
ReNew Power Pvt Ltd., 5.88%, 03/05/27		200	181,287
Shriram Transport Finance Co. Ltd., 5.10%, 07/16/23		200	192,000
Summit Digitel Infrastructure Pvt Ltd., 2.88%, 08/12/31		200	153,702

			1,234,477

Indonesia — 0.1%
Freeport Indonesia PT, 4.76%, 04/14/27(b)		330	315,975
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.38%, 01/25/29(c)		200	198,272
Theta Capital Pte. Ltd., 8.13%, 01/22/25(c)		200	172,000

			686,247

Ireland(c) — 0.1%
Fresenius Finance Ireland PLC, 0.88%, 10/01/31	EUR	486	379,363
Linde PLC, 1.00%, 09/30/51		200	113,211

			492,574

Isle of Man — 0.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	USD	204	170,595

Italy — 0.5%
ASTM SpA, 1.00%, 11/25/26(c)	EUR	1,290	1,185,047
Enel Finance International NV, 0.00%, 06/17/24(c)		300	302,944
Eni SpA, 3.63%, 01/29/29(c)		600	643,377
FCA Bank SpA, 0.25%, 02/28/23(c)		639	666,167
Intesa Sanpaolo SpA 0.75%, 12/04/24(c)		100	100,438

Security		Par (000)	Value

Italy (continued)
Intesa Sanpaolo SpA (continued)
1.35%, 02/24/31(c)	EUR	600	$467,101
(5 year USD Swap + 5.46%), 7.70%(a)(b)(l)	USD	200	180,150
Snam SpA, 0.08%, 08/15/25(c)	EUR	290	281,254

			3,826,478

Japan — 0.4%
Asahi Group Holdings Ltd.(c)
0.01%, 04/19/24		1,770	1,791,828
0.16%, 10/23/24		200	200,125
East Japan Railway Co.(c)
1.85%, 04/13/33		360	334,810
1.10%, 09/15/39		300	219,925
Nomura Holdings, Inc., 5.10%, 07/03/25	USD	200	200,869
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28		200	203,728
2.05%, 03/31/30		200	167,283
2.00%, 07/09/40	EUR	100	79,337

			3,197,905

Jersey — 0.1%
Aptiv PLC, 3.10%, 12/01/51	USD	45	29,022
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 03/31/36(c)		300	242,494
Heathrow Funding Ltd., 2.63%, 03/16/28(c)	GBP	735	794,994

			1,066,510

Kuwait — 0.1%
NBK Tier 1 Ltd., 3.63%(a)(b)(l)	USD	378	339,090

Lithuania — 0.0%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		302	283,125

Luxembourg — 0.9%
Atento Luxco 1 SA, 8.00%, 02/10/26(b)		366	258,785
Becton Dickinson Euro Finance SARL, 1.34%, 08/13/41	EUR	405	266,890
CSN Resources SA, 5.88%, 04/08/32(b)	USD	280	212,800
DH Europe Finance II Sarl, 1.35%, 09/18/39	EUR	400	290,971
EIG Pearl Holdings SARL, 4.39%, 11/30/46(b)	USD	832	651,073
GOL Equity Finance SA, 3.75%, 07/15/24(b)(m)		282	205,650
Highland Holdings SARL, 0.32%, 12/15/26	EUR	420	392,952
Holcim Finance Luxembourg SA, 0.13%, 07/19/27(c)		240	216,789
JSM Global SARL, 4.75%, 10/20/30(b)	USD	280	211,890
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)		321	256,800
Movida Europe SA, 5.25%, 02/08/31(c)		200	154,075
Prologis International Funding II SA, 2.38%, 11/14/30(c)	EUR	440	414,697
Repsol Europe Finance SARL, 0.88%, 07/06/33(c)		300	240,611
SELP Finance SARL, 0.88%, 05/27/29(c)		590	495,690
SES SA, 2.00%, 07/02/28(c)		408	388,412
Simpar Europe SA, 5.20%, 01/26/31(b)	USD	306	236,634
Traton Finance Luxembourg SA(c)
0.06%, 06/14/24	EUR	2,000	1,996,751
0.13%, 11/10/24		400	395,408

			7,286,878

Malaysia — 0.0%
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(c)	USD	200	203,975

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mauritius — 0.1%
Greenko Mauritius Ltd., 6.25%, 02/21/23(c)	USD	200	$197,975
HTA Group Ltd., 7.00%, 12/18/25(b)		205	170,957

			368,932

Mexico — 0.9%
Axtel SAB de CV, 6.38%, 11/14/24(b)		239	210,439
Banco Mercantil del Norte SA, (10 year CMT + 5.03%), 6.63%(a)(b)(l)		200	163,225
Braskem Idesa SAPI
6.99%, 02/20/32(b)		205	158,875
6.99%, 02/20/32(c)		200	155,000
Cemex SAB de CV, 3.88%, 07/11/31(c)		200	150,640
Grupo Televisa SAB, 6.63%, 01/15/40		151	164,052
Industrias Penoles SAB de CV, 5.65%, 09/12/49(c)		225	200,503
Metalsa S A P I De Cv, 3.75%, 05/04/31(c)		331	232,941
Mexico City Airport Trust, 4.25%, 10/31/26(c)		200	183,000
Nemak SAB de CV, 3.63%, 06/28/31(c)		331	229,797
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)		988	641,150
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48(c)		225	189,253
Petroleos Mexicanos
6.88%, 10/16/25		140	130,200
8.75%, 06/02/29(b)		971	868,620
6.70%, 02/16/32		2,889	2,188,417
5.50%, 06/27/44		151	85,844
6.75%, 09/21/47		205	125,563
Series 13-2, 7.19%, 09/12/24	MXN	17,644	799,427

			6,876,946

MultiNational — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 3.63%, 06/01/28(c)	EUR	100	78,854
Digicel International Finance Ltd./Digicel international Holdings Ltd.(b)
8.75%, 05/25/24	USD	120	109,671
8.00%, 12/31/26		48	34,027
(6.00% Cash + 7.00% PIK), 13.00%, 12/31/25(i)		70	60,469
Promigas SA ESP/Gases del Pacifico SAC
3.75%, 10/16/29(b)		213	170,533
3.75%, 10/16/29(c)		200	160,125

			613,679

Netherlands — 1.3%
ABN AMRO Bank NV, 0.88%, 01/15/24(c)	EUR	100	103,499
Airbus SE, 2.38%, 06/09/40(c)		290	251,056
Allianz Finance II BV, 0.01%, 01/14/25(c)		100	100,042
BP Capital Markets BV, 1.47%, 09/21/41(c)		210	143,528
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(c)	USD	269	269,303
Cooperatieve Rabobank UA(c)
1.38%, 02/03/27	EUR	100	100,577
4.63%, 05/23/29	GBP	145	170,267
Deutsche Telekom International Finance BV, 4.25%, 07/13/22(c)	EUR	520	545,468
Embraer Netherlands Finance BV 5.05%, 06/15/25	USD	200	193,163
6.95%, 01/17/28(b)		240	232,320
Heimstaden Bostad Treasury BV, 0.25%, 10/13/24(c)	EUR	540	514,560
IMCD NV, 2.13%, 03/31/27(c)		330	310,611
Imperial Brands Finance Netherlands BV, 1.75%, 03/18/33(c)		270	204,998

Security		Par (000)	Value

Netherlands (continued)
ING Groep NV
1.00%, 09/20/23(c)	EUR	200	$208,239
(1 year CMT + 1.10%), 1.40%, 07/01/26(a)(b)	USD	540	490,523
(3 mo. EURIBOR + 0.60%), 0.10%, 09/03/25(a)(c)	EUR	200	197,521
JDE Peet’s NV, 0.63%, 02/09/28(c)		430	380,077
Minejesa Capital BV, 4.63%, 08/10/30(c)	USD	200	178,022
Mondelez International Holdings Netherlands BV, 1.25%, 09/09/41(c)	EUR	120	78,609
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 05/01/30	USD	1,797	1,603,036
Siemens Financieringsmaatschappij NV, 0.02%, 02/20/26(c)	EUR	100	96,928
Telefonica Europe BV, (6 year EUR Swap + 4.11%), 4.38%(a)(c)(l)		600	599,633
TenneT Holding BV, 0.88%, 06/16/35(c)		260	201,342
Thermo Fisher Scientific Finance I BV, 1.63%, 10/18/41		250	187,714
Upjohn Finance BV, 1.02%, 06/23/24(c)		390	392,205
Viterra Finance BV, 0.38%, 09/24/25(c)		1,345	1,260,397
Volkswagen Financial Services NV, 1.63%, 02/10/24(c)	GBP	200	234,638
Volkswagen International Finance NV, 4.13%, 11/16/38(c)	EUR	300	294,390
Wintershall Dea Finance BV, 1.33%, 09/25/28(c)		800	698,520

			10,241,186

Norway — 0.1%
Aker BP ASA, 1.13%, 05/12/29(c)		580	514,532

Oman — 0.1%
OQ SAOC, 5.13%, 05/06/28(b)	USD	358	337,146

Paraguay — 0.0%
Frigorifico Concepcion SA, 7.70%, 07/21/28(b)		330	260,453

Peru — 0.0%
InRetail Consumer, 3.25%, 03/22/28(b)		201	165,863

Saudi Arabia — 0.0%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)		322	291,772

Singapore — 0.1%
Continuum Energy Levanter Pte. Ltd., 4.50%, 02/09/27(b)		214	166,933
LLPL Capital Pte. Ltd., 6.88%, 02/04/39(c)		174	162,114
Oil India International Pte. Ltd., 4.00%, 04/21/27(c)		200	192,163
Puma International Financing SA, 5.13%, 10/06/24(b)		251	227,155
United Overseas Bank Ltd., (5 year USD Swap + 1.79%), 3.88%(a)(c)(l)		200	197,225

			945,590

South Africa(c) — 0.1%
Eskom Holdings SOC Ltd.
7.13%, 02/11/25		686	576,369
8.45%, 08/10/28		200	160,412

			736,781

South Korea(c) — 0.1%
Kookmin Bank, (5 year CMT + 2.64%), 4.35%(a)(l)		200	192,287
Shinhan Financial Group Co. Ltd., (5 year CMT + 2.06%), 2.88%(a)(l)		200	174,750
SK Hynix, Inc., 2.38%, 01/19/31		200	157,894

			524,931

Spain(c) — 0.4%
Amadeus IT Group SA 2.88%, 05/20/27	EUR	300	310,461

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
Amadeus IT Group SA (continued)
1.88%, 09/24/28	EUR	100	$94,688
Banco de Sabadell SA
0.88%, 07/22/25		100	97,163
(1 mo. EURIBOR + 0.97%), 0.63%, 11/07/25(a)		1,100	1,081,521
Cellnex Finance Co. SA, 2.25%, 04/12/26		600	584,884
Merlin Properties Socimi SA, 1.88%, 12/04/34		700	527,545
Telefonica Emisiones SA, 1.45%, 01/22/27		100	100,226

			2,796,488

Switzerland(a) — 0.4%
Credit Suisse Group AG
(1 year EURIBOR ICE Swap Rate + 1.05%), 1.00%, 06/24/27(c)		325	297,524
(1 year EURIBOR ICE Swap Rate + 3.50%), 3.25%, 04/02/26(c)		1,200	1,227,374
(SOFR + 1.56%), 2.59%, 09/11/25(b)	USD	1,500	1,411,237
UBS Group AG, 0.25%, 01/29/26(c)	EUR	305	297,930

			3,234,065

Thailand(a)(c) — 0.1%
Bangkok Bank PCL, (5 year CMT + 1.90%), 3.73%, 09/25/34	USD	200	174,725
Kasikornbank PCL, (5 year CMT + 1.70%), 3.34%, 10/02/31		200	180,287

			355,012

Ukraine — 0.0%
NPC Ukrenergo, 6.88%, 11/09/26(b)		200	48,000

United Arab Emirates — 0.0%
Emirates NBD Bank PJSC, (6 year CMT + 3.66%), 6.13%(a)(c)(l)		280	280,000

United Kingdom — 1.2%
Avianca Midco 2 Ltd., 9.00%, 12/01/28(b)		702	606,693
Barclays PLC
3.13%, 01/17/24(c)	GBP	1,300	1,560,177
4.34%, 01/10/28	USD	655	625,932
(5 year UK Government Bond + 1.75%), 1.70%, 11/03/26(a)(c)	GBP	200	221,682
BAT International Finance PLC(c)
1.25%, 03/13/27	EUR	730	678,102
2.25%, 01/16/30		315	275,739
Bellis Acquisition Co. PLC, 4.50%, 02/16/26(c)	GBP	150	146,076
Chanel Ceres PLC, 0.50%, 07/31/26(c)	EUR	170	163,030
Fresnillo PLC, 4.25%, 10/02/50(c)	USD	225	164,995
Informa PLC, 2.13%, 10/06/25(c)	EUR	1,155	1,173,001
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)	USD	264	231,000
Lloyds Banking Group PLC, (3 mo. EURIBOR + 1.72%), 4.50%, 03/18/30(a)(c)	EUR	986	1,020,319
MARB BondCo PLC, 3.95%, 01/29/31(c)	USD	200	152,804
National Grid Electricity Transmission PLC, 0.19%, 01/20/25(c)	EUR	1,462	1,448,533
Royalty Pharma PLC, 3.55%, 09/02/50	USD	75	52,368
SCC Power PLC(b)(i)
(4% PIK), 4.00%, 05/17/32		304	36,040
(8.00% Cash or 4.00% Cash + 4.00% PIK), 8.00%, 12/31/28		560	242,158

Security		Par (000)	Value

United Kingdom (continued)
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(b)	USD	545	$430,550
Vedanta Resources Ltd., 6.13%, 08/09/24(b)		338	204,930
Vodafone Group PLC, 4.25%, 09/17/50		65	54,310

			9,488,439

United States — 15.8%
AbbVie, Inc., 4.25%, 11/21/49		33	29,295
AES Corp., 2.45%, 01/15/31		400	321,707
Altria Group, Inc., 3.70%, 02/04/51		46	29,401
Amazon.com, Inc.
2.50%, 06/03/50		123	86,689
3.10%, 05/12/51		165	129,932
4.10%, 04/13/62		385	348,326
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29		9	8,616
Series 2016-1, Class B, 5.25%, 07/15/25		5	4,828
Series 2016-2, Class B, 4.38%, 12/15/25(b)		50	46,995
Series 2017-1, Class B, 4.95%, 08/15/26		14	12,976
Series 2019-1, Class AA, 3.15%, 08/15/33		76	66,987
Series 2019-1, Class B, 3.85%, 08/15/29		77	64,939
American Tower Corp.
0.45%, 01/15/27	EUR	600	547,651
0.40%, 02/15/27		330	297,754
3.65%, 03/15/27	USD	190	180,430
1.88%, 10/15/30		162	126,030
3.10%, 06/15/50		150	103,694
2.95%, 01/15/51		80	54,167
Amgen, Inc.
3.00%, 02/22/29		1,042	961,116
2.45%, 02/21/30		430	374,945
3.00%, 01/15/52		45	31,909
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/48		537	482,115
4.50%, 06/01/50		96	86,302
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/31		572	479,539
Apple, Inc.
1.65%, 02/08/31(g)		2,455	2,063,756
2.65%, 05/11/50		42	30,980
2.65%, 02/08/51		78	57,487
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC, 3.25%, 09/01/28(b)		200	170,714
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/25(b)		200	184,999
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		50	37,500
4.63%, 04/01/30		130	95,465
AT&T, Inc.
4.38%, 09/14/29	GBP	100	123,885
4.30%, 02/15/30	USD	1,340	1,307,707
2.55%, 12/01/33		1,385	1,125,184
3.50%, 09/15/53		1,746	1,323,465
3.55%, 09/15/55		701	525,217
3.65%, 09/15/59		45	33,703
Bank of America Corp.
2.38%, 06/19/24(c)	EUR	100	104,984
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(a)	USD	142	135,362
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(a)		1,241	1,069,567
(SOFR + 0.91%), 0.98%, 09/25/25(a)		213	197,066

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	15

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Bank of America Corp. (continued)
(SOFR + 0.96%), 1.73%, 07/22/27(a)	USD	2,080	$1,848,904
(SOFR + 1.05%), 2.55%, 02/04/28(a)		3,573	3,249,530
(SOFR + 1.22%), 2.30%, 07/21/32(a)		1,455	1,175,780
(SOFR + 1.33%), 2.97%, 02/04/33(a)		81	69,006
(SOFR + 1.56%), 2.97%, 07/21/52(a)		91	64,608
(SOFR + 1.58%), 4.38%, 04/27/28(a)		300	295,341
(SOFR + 1.83%), 4.57%, 04/27/33(a)		1,070	1,041,336
Series N, (SOFR + 1.22%), 2.65%, 03/11/32(a)		180	151,265
Series N, (SOFR + 1.65%), 3.48%, 03/13/52(a)		150	117,300
Bausch Health Cos., Inc., 5.50%, 11/01/25(b)		45	39,523
Becton Dickinson & Co., 1.40%, 05/24/23	EUR	495	518,378
Becton Dickinson Euro Finance Sarl, 0.63%, 06/04/23		200	207,794
Booking Holdings, Inc., 0.01%, 03/08/25		350	345,544
BP Capital Markets America, Inc., 3.00%, 03/17/52	USD	46	33,136
Bristol-Myers Squibb Co., 3.70%, 03/15/52		390	336,833
Broadcom, Inc.
4.15%, 11/15/30		1,616	1,480,601
2.45%, 02/15/31(b)		1,100	883,782
4.15%, 04/15/32(b)		285	257,299
4.93%, 05/15/37(b)		1,239	1,110,816
3.75%, 02/15/51(b)		178	131,874
Burlington Northern Santa Fe LLC
3.30%, 09/15/51		547	438,527
2.88%, 06/15/52		528	394,252
Capital One Financial Corp., (SOFR + 2.37%), 5.27%, 05/10/33(a)		135	132,564
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		78	70,980
Centene Corp.
2.45%, 07/15/28		304	253,548
2.63%, 08/01/31		215	171,032
Charter Communications Operating LLC/Charter Communications Operating Capital
4.40%, 04/01/33		190	169,639
3.50%, 06/01/41		75	52,493
3.70%, 04/01/51		746	504,815
3.90%, 06/01/52		1,830	1,270,412
3.85%, 04/01/61		377	247,929
4.40%, 12/01/61		300	215,762
3.95%, 06/30/62		258	172,353
Cheniere Energy, Inc., 4.63%, 10/15/28		125	112,571
Cigna Corp.
4.38%, 10/15/28		621	616,208
3.40%, 03/15/51		39	29,998
Citgo Holding, Inc., 9.25%, 08/01/24(b)		202	195,435
Citigroup, Inc.(a)
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28		143	133,609
(SOFR + 0.69%), 0.78%, 10/30/24		500	476,648
(SOFR + 1.15%), 2.67%, 01/29/31		200	169,819
(SOFR + 1.28%), 3.07%, 02/24/28		557	516,724
(SOFR + 1.35%), 3.06%, 01/25/33		160	135,625
(SOFR + 1.42%), 2.98%, 11/05/30		1,545	1,348,492
(SOFR + 1.53%), 3.29%, 03/17/26		744	719,291
(SOFR + 1.94%), 3.79%, 03/17/33		249	224,347
(SOFR + 2.09%), 4.91%, 05/24/33		135	133,208
(SOFR + 3.91%), 4.41%, 03/31/31		164	156,631
(SOFR + 4.55%), 5.32%, 03/26/41		76	76,341
Colgate Energy Partners III LLC(b)
7.75%, 02/15/26		35	33,272
5.88%, 07/01/29		62	54,328

Security		Par (000)	Value

United States (continued)
Comcast Corp.
0.25%, 09/14/29	EUR	600	$520,498
2.65%, 02/01/30	USD	1,250	1,118,507
3.40%, 04/01/30		133	124,791
4.25%, 10/15/30		1,600	1,577,521
2.80%, 01/15/51		184	130,181
2.45%, 08/15/52		166	110,176
2.94%, 11/01/56		319	221,671
2.99%, 11/01/63		104	70,936
Covanta Holding Corp., 4.88%, 12/01/29(b)		69	56,147
Crown Castle International Corp.
2.90%, 03/15/27		10	9,222
3.65%, 09/01/27		500	473,524
4.30%, 02/15/29		138	132,496
3.25%, 01/15/51		942	675,729
CSC Holdings LLC, 5.25%, 06/01/24		45	42,075
CVS Health Corp.
1.75%, 08/21/30		161	128,952
5.13%, 07/20/45		434	418,038
5.05%, 03/25/48		63	60,307
4.25%, 04/01/50		492	423,579
Dana, Inc., 4.25%, 09/01/30		38	29,496
Dell International LLC/EMC Corp.
5.30%, 10/01/29		130	128,158
8.35%, 07/15/46		18	22,416
3.45%, 12/15/51(b)		91	61,569
Discovery Communications LLC
1.90%, 03/19/27	EUR	810	794,981
4.00%, 09/15/55	USD	45	31,523
Dominion Energy, Inc., Series C, 3.38%, 04/01/30		510	466,211
DraftKings Holdings, Inc., 0.00%, 03/15/28(m)(n)		174	106,662
Duke Energy Carolinas LLC, 2.45%, 02/01/30		875	774,120
Duke Energy Corp.
2.45%, 06/01/30		845	712,238
4.20%, 06/15/49		35	29,203
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(b)		324	306,585
Edison International, 4.13%, 03/15/28		495	461,462
Elevance Health, Inc., 3.13%, 05/15/50		59	44,537
Eli Lilly & Co.
1.70%, 11/01/49	EUR	100	72,764
1.38%, 09/14/61		240	139,490
Entergy Louisiana LLC, 2.35%, 06/15/32	USD	613	512,295
Enterprise Products Operating LLC
3.13%, 07/31/29		209	188,086
5.95%, 02/01/41		170	177,514
Equinix, Inc.
3.20%, 11/18/29		147	130,586
2.15%, 07/15/30		446	360,812
3.90%, 04/15/32		562	508,275
2.95%, 09/15/51		81	54,653
Exelon Corp.(b)
2.75%, 03/15/27		133	124,327
4.10%, 03/15/52		1,084	934,488
Expedia Group, Inc., 6.25%, 05/01/25(b)		268	276,017
Exxon Mobil Corp., 1.41%, 06/26/39	EUR	390	286,995
FedEx Corp., 0.45%, 05/04/29		690	601,414
Fidelity National Information Services, Inc.
0.75%, 05/21/23		230	239,333
1.65%, 03/01/28	USD	480	409,460
2.95%, 05/21/39	EUR	350	310,227

16	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Fidelity National Information Services, Inc. (continued) 1.10%, 07/15/24	EUR	110	$112,502
FirstEnergy Transmission LLC, 4.35%, 01/15/25(b)	USD	1,032	1,015,784
Fiserv, Inc.
1.63%, 07/01/30	EUR	470	429,918
4.40%, 07/01/49	USD	33	28,361
Florida Power & Light Co., 2.88%, 12/04/51		741	550,992
Ford Motor Co., 3.25%, 02/12/32		55	41,135
Ford Motor Credit Co. LLC, 3.35%, 11/01/22		367	364,336
Freed Co. Ltd., 10.00%, 12/02/23(f)		629	606,985
Freedom Mortgage Corp.(b)
8.13%, 11/15/24		191	164,768
8.25%, 04/15/25		167	140,562
FreeWire Technologies, Inc., 13.00%, 03/31/25(a)(f)		311	318,340
Full House Resorts, Inc., 8.25%, 02/15/28(b)		67	53,552
General Motors Co.
5.00%, 10/01/28		530	513,521
5.95%, 04/01/49		116	107,719
General Motors Financial Co., Inc.
2.75%, 06/20/25		83	77,875
0.85%, 02/26/26(c)	EUR	100	93,788
2.70%, 08/20/27	USD	151	132,864
Gilead Sciences, Inc., 2.80%, 10/01/50		871	607,818
Global Payments, Inc.
1.20%, 03/01/26		305	268,683
2.15%, 01/15/27		247	219,228
4.15%, 08/15/49		35	27,367
Goldman Sachs Group, Inc. 3.50%, 04/01/25		1,700	1,666,432
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(a)		770	740,118
(SOFR + 0.80%), 1.43%, 03/09/27(a)		157	139,167
(SOFR + 1.09%), 1.99%, 01/27/32(a)		325	256,730
(SOFR + 1.11%), 2.64%, 02/24/28(a)		2,897	2,629,250
(SOFR + 1.26%), 2.65%, 10/21/32(a)		185	152,447
(SOFR + 1.41%), 3.10%, 02/24/33(a)		45	38,433
(SOFR + 1.85%), 3.62%, 03/15/28(a)		900	851,779
GXO Logistics, Inc.
1.65%, 07/15/26		40	34,903
2.65%, 07/15/31		208	164,094
HCA, Inc.
5.38%, 02/01/25		210	208,900
5.25%, 04/15/25		235	235,366
3.50%, 09/01/30		287	244,154
3.63%, 03/15/32(b)		430	362,749
5.25%, 06/15/49		32	27,560
3.50%, 07/15/51		91	62,147
4.63%, 03/15/52(b)		292	233,618
Hewlett Packard Enterprise Co., 1.45%, 04/01/24		980	940,545
HP, Inc.
2.20%, 06/17/25		645	609,535
6.00%, 09/15/41		30	30,299
Intel Corp., 3.20%, 08/12/61		402	293,720
International Business Machines Corp.
0.88%, 01/31/25	EUR	100	101,586
4.25%, 05/15/49	USD	100	88,370
3.43%, 02/09/52		275	211,563
International Flavors & Fragrances, Inc., 3.47%, 12/01/50(b)		39	28,414
International Paper Co., 4.35%, 08/15/48		85	75,474
John Deere Capital Corp., 3.90%, 06/07/32		70	69,199

Security		Par (000)	Value

United States (continued)
JPMorgan Chase & Co.
0.63%, 01/25/24(c)	EUR	1,105	$1,133,706
3.85%, 06/14/25(a)	USD	255	252,487
(3 mo. LIBOR US + 0.73%), 3.56%, 04/23/24(a)		560	558,278
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(a)		1,811	1,739,042
(SOFR + 0.58%), 0.70%, 03/16/24(a)		627	613,295
(SOFR + 0.70%), 1.04%, 02/04/27(a)		2,102	1,859,058
(SOFR + 1.07%), 1.95%, 02/04/32(a)		955	763,306
(SOFR + 1.17%), 2.95%, 02/24/28(a)		1,980	1,834,452
(SOFR + 1.18%), 2.55%, 11/08/32(a)		230	191,093
(SOFR + 1.26%), 2.96%, 01/25/33(a)		254	218,024
(SOFR + 1.56%), 4.32%, 04/26/28(a)		549	539,956
(SOFR + 1.59%), 2.01%, 03/13/26(a)		1,050	983,265
(SOFR + 1.89%), 2.18%, 06/01/28(a)		153	136,028
(SOFR + 2.44%), 3.11%, 04/22/51(a)		101	74,024
Keurig Dr. Pepper, Inc., 3.80%, 05/01/50		36	28,584
Kinder Morgan, Inc.
5.30%, 12/01/34		460	449,346
3.60%, 02/15/51		178	131,058
Kinetik Holdings LP, 5.88%, 06/15/30(b)		25	23,815
KLA Corp., 5.25%, 07/15/62		205	211,315
Kroger Co., 3.95%, 01/15/50		88	74,240
Lowe’s Cos., Inc.
2.63%, 04/01/31		150	128,385
4.05%, 05/03/47		232	193,691
3.00%, 10/15/50		147	102,426
LYB International Finance III LLC, 3.63%, 04/01/51		178	131,545
Marsh & McLennan Cos., Inc., 2.90%, 12/15/51		239	167,762
McDonald’s Corp.
1.00%, 11/15/23(c)	EUR	100	104,059
3.80%, 04/01/28	USD	193	189,118
3.60%, 07/01/30		84	79,963
MCM Trust, 1.00%, 01/01/59(a)(f)		1,120	1,096,711
Medline Borrower LP, 3.88%, 04/01/29(b)		474	403,711
Medtronic Global Holdings SCA
1.13%, 03/07/27	EUR	290	285,334
2.25%, 03/07/39		100	87,380
Metropolitan Life Global Funding I, 2.38%, 01/11/23(c)		100	105,884
Microsoft Corp., 2.53%, 06/01/50	USD	844	621,628
Mondelez International, Inc., 2.63%, 09/04/50		44	29,919
Moody’s Corp., 3.10%, 11/29/61		221	151,537
Morgan Stanley(a)
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28		1,197	1,133,171
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30		785	762,725
(SOFR + 0.47%), 0.56%, 11/10/23		1,350	1,334,597
(SOFR + 1.14%), 2.70%, 01/22/31		140	121,257
(SOFR + 1.16%), 3.62%, 04/17/25		435	429,430
(SOFR + 1.29%), 2.94%, 01/21/33		731	626,506
(SOFR + 1.43%), 2.80%, 01/25/52		482	334,636
(SOFR + 1.61%), 4.21%, 04/20/28		730	713,689
Motorola Solutions, Inc.
2.75%, 05/24/31		221	178,577
5.50%, 09/01/44		59	54,919
MPLX LP
4.00%, 03/15/28		580	550,959
4.70%, 04/15/48		36	30,263
National Grid North America, Inc., 0.41%, 01/20/26(c)	EUR	100	95,924
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27	USD	34	29,493
5.50%, 08/15/28		154	123,529

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	17

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Nationstar Mortgage Holdings, Inc.(b) (continued)
5.13%, 12/15/30	USD	135	$100,917
5.75%, 11/15/31		64	49,005
Newmont Corp., 2.60%, 07/15/32		154	127,081
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/28		575	499,972
Norfolk Southern Corp.
2.55%, 11/01/29		1,005	896,402
3.00%, 03/15/32		353	318,227
NRG Energy, Inc.(b)
3.75%, 06/15/24		20	19,620
2.45%, 12/02/27		543	466,238
4.45%, 06/15/29		40	35,828
NVIDIA Corp.
2.85%, 04/01/30		500	457,742
2.00%, 06/15/31		610	517,910
3.50%, 04/01/50		840	712,973
Occidental Petroleum Corp., 8.50%, 07/15/27		186	204,678
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32(b)		175	175,291
2.70%, 11/15/51		260	190,000
ONE Gas, Inc., 2.00%, 05/15/30		35	29,172
Oracle Corp.
3.40%, 07/08/24		105	103,500
3.60%, 04/01/50		786	546,001
3.95%, 03/25/51		68	49,946
3.85%, 04/01/60		45	30,871
Paramount Global, 4.95%, 05/19/50		94	78,787
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co. Issuer, 4.88%, 05/15/29(b)		222	190,624
Philip Morris International, Inc.
0.13%, 08/03/26	EUR	260	236,268
3.13%, 06/03/33		165	143,744
2.00%, 05/09/36		100	69,571
1.88%, 11/06/37		300	191,338
1.45%, 08/01/39		125	74,093
PPG Industries, Inc., 1.40%, 03/13/27		825	796,017
Procter & Gamble Co.
0.63%, 10/30/24		150	153,693
0.90%, 11/04/41		230	158,516
Prologis Euro Finance LLC
0.63%, 09/10/31		200	159,910
1.50%, 02/08/34		130	103,251
1.50%, 09/10/49		125	73,734
Qualcomm, Inc., 2.15%, 05/20/30	USD	1,185	1,038,277
Rattler Midstream LP, 5.63%, 07/15/25(b)		50	49,979
Raytheon Technologies Corp., 2.15%, 05/18/30	EUR	500	466,133
Republic Services, Inc., 2.38%, 03/15/33	USD	146	119,306
Roche Holdings, Inc., 2.61%, 12/13/51(b)		200	145,214
S&P Global, Inc., 3.90%, 03/01/62(b)		19	16,133
Sasol Financing USA LLC
5.88%, 03/27/24		249	243,086
4.38%, 09/18/26		708	617,008
5.50%, 03/18/31		283	216,353
Service Properties Trust
4.35%, 10/01/24		46	37,380
4.50%, 03/15/25		46	36,336
7.50%, 09/15/25		32	29,320
Sherwin-Williams Co., 2.90%, 03/15/52		109	74,238

Security		Par (000)	Value

United States (continued)
Southern California Edison Co., Series 20C, 1.20%, 02/01/26	USD	264	$236,196
SRS Distribution, Inc., 4.63%, 07/01/28(b)		36	31,500
Steel Dynamics, Inc., 3.25%, 10/15/50		76	52,263
Stem, Inc., 0.50%, 12/01/28(b)(m)		27	16,598
Stillwater Mining Co., 4.50%, 11/16/29(b)		200	157,000
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30(b)		167	134,833
Talen Energy Supply LLC(b)(d)(k)
7.25%, 05/15/27		217	213,669
6.63%, 01/15/28		292	282,735
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		392	370,134
Tenet Healthcare Corp., 4.38%, 01/15/30(b)		210	177,666
Texas Capital Bank NA, (3 mo. LIBOR US + 4.50%), 6.75%, 09/30/24(a)(b)		1,000	959,369
Texas Eastern Transmission LP, 2.80%, 10/15/22(b)		20	19,995
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28		552	482,585
T-Mobile USA, Inc.
2.05%, 02/15/28		923	801,339
3.88%, 04/15/30(g)		1,719	1,604,267
4.50%, 04/15/50		51	45,252
3.30%, 02/15/51		316	230,106
3.40%, 10/15/52		449	331,573
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 03/15/48		9	8,157
Union Pacific Corp.
3.25%, 02/05/50		39	30,582
3.85%, 02/14/72		121	98,393
United Airlines Pass-Through Trust
Series 16-2, Class B, 3.65%, 04/07/27		4	3,359
Series 2014-2, Class B, 4.63%, 03/03/24		8	7,595
Series 2015-1, Class AA, 3.45%, 06/01/29		1	661
Series 2019-2, Class B, 3.50%, 11/01/29		50	42,886
Series AA, 2.88%, 04/07/30		6	5,560
Series AA, Class AA, 2.70%, 11/01/33		69	58,971
UnitedHealth Group, Inc.
2.88%, 08/15/29		585	539,312
2.30%, 05/15/31		800	692,856
2.90%, 05/15/50		60	44,935
3.13%, 05/15/60		73	53,261
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33(b)		121	99,825
Verizon Communications, Inc.
2.10%, 03/22/28(g)		3,381	3,003,077
1.50%, 09/18/30		3,480	2,781,257
4.86%, 08/21/46		357	351,347
2.88%, 11/20/50		90	63,865
3.55%, 03/22/51		78	62,530
2.99%, 10/30/56		91	63,179
3.00%, 11/20/60		131	88,931
3.70%, 03/22/61		1,655	1,299,873
Series 20Y, 2.88%, 01/15/38	EUR	600	569,555
VICI Properties LP
4.38%, 05/15/25	USD	103	100,598
5.13%, 05/15/32		501	472,112
5.63%, 05/15/52		183	166,561
Vistra Operations Co. LLC, 4.88%, 05/13/24(b)		63	62,676
VMware, Inc., 2.20%, 08/15/31		157	123,626
Walt Disney Co., 2.00%, 09/01/29		534	458,896
Wells Fargo & Co.(c)
0.50%, 04/26/24	EUR	2,695	2,734,810

18	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Wells Fargo & Co.(c) (continued) 2.00%, 04/27/26	EUR	135	$135,234
Williams Cos., Inc., 2.60%, 03/15/31	USD	472	395,043
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25(b)		46	42,090
XHR LP, 4.88%, 06/01/29(b)		34	29,167

			122,112,427

Total Corporate Bonds — 27.5% (Cost: $249,325,836)			212,737,937

Floating Rate Loan Interests(a)

Canada — 0.0%
Great Canadian Gaming Corp., 2021 Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 6.10%, 11/01/26		34	31,909
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (SOFR + 6.00%, 1.00% Floor), 7.65%, 12/22/26		73	71,092

			103,001

Mexico — 0.0%
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 5.25%, 02/17/23(f)		59	6,545

United Kingdom — 0.0%
GVC Holdings Ltd., 2021 USD Term Loan B4, (3 mo. LIBOR + 2.25%), 3.74%, 03/16/27		164	156,511

United States — 1.0%
ACProducts Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.25%), 6.97%, 05/17/28		187	144,034
American Auto Auction Group LLC
2021 2nd Lien Term Loan, (SOFR + 8.75%, 0.75% Floor), 10.25%, 01/02/29(f)		225	216,000
2021 Term Loan B, (SOFR + 5.00%, 0.75% Floor), 7.05%, 12/30/27		421	392,475
American Rock Salt Co. LLC, 2021 Term Loan, (1 Week LIBOR + 4.00%, 0.75% Floor), 5.67%, 06/09/28		53	47,460
Apex Tool Group LLC, 2022 Term Loan, (SOFR + 5.25%), 6.53%, 02/08/29		283	248,062
Aruba Investments, Inc., 2020 USD Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 5.63%, 11/24/27(f)		109	100,441
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, 11/17/28(o)		38	36,068
Conair Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%), 6.00%, 05/17/28		49	40,628
ConnectWise LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 5.75%, 09/29/28		111	101,782
Digital Room Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 5.25%), 6.92%, 12/21/28		137	119,234
Directv Financing LLC, Term Loan, (1 mo. LIBOR + 5.00%, 0.75% Floor), 6.67%, 08/02/27		214	196,148
DS Parent, Inc., Term Loan, (3 mo. LIBOR + 5.75%, 0.75% Floor), 8.00%, 12/10/28		216	207,071
Emerald Electronics Manufacturing Services, Term Loan, (SOFR + 6.25%, 1.00% Floor), 7.88%, 12/29/27		162	155,452
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 4.92%, 11/24/28		163	153,729

Security		Par (000)	Value

United States (continued)
Flexsys Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR + 5.25%, 0.75% Floor), 6.88%, 11/01/28(f)	USD	102	$93,860
Green Plains Operating Co. LLC, Term Loan, (3 mo. LIBOR + 5.00%), 7.00%, 07/20/26(f)		540	529,902
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 4.67%, 08/02/28		77	71,647
Hydrofarm Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 5.50%), 7.15%, 09/27/28(f)		99	91,540
ITT Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%), 4.42%, 07/10/28		87	82,669
Jack Ohio Finance LLC, (1 mo. LIBOR + 4.75%, 0.75% Floor), 6.42%, 10/04/28(f)		81	75,759
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 3.92%, 07/28/28		194	183,737
LBM Acquisition LLC, Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 5.42%, 12/18/27		375	306,398
LSF11 A5 Holdco LLC, Term Loan, (SOFR + 3.50%), 5.14%, 10/15/28.		201	188,021
Maverick Gaming LLC, Term Loan B, (3 mo. LIBOR + 7.50%, 1.00% Floor), 9.07%, 09/03/26		123	112,199
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%), 9.88%, 11/01/29		74	68,080
Medline Borrower LP, USD Term Loan B, (1 mo. LIBOR + 3.25%), 4.92%, 10/23/28		515	476,508
MIP V Waste Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 4.92%, 12/08/28		118	113,585
Naked Juice LLC, 2nd Lien Term Loan, (SOFR + 6.00%), 8.15%, 01/24/30(f)		20	18,000
OVG Business Services LLC, Initial Term Loan, (1 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 10/13/28		267	250,622
Profrac Services LLC, (SOFR + 8.50%, 1.00% Floor), 10.01%, 03/04/25(f)		229	224,179
Scientific Games Holdings LP, 2022 USD Term Loan B, (SOFR + 3.50%), 4.18%, 04/04/29		226	208,768
Sonder Secured Notes, (10.00% PIK), 10.00%, 01/19/27(f)(i)		746	674,786
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 06/08/28		41	39,000
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 4.02%, 06/02/28		230	212,101
Talen Energy Supply LLC, 2022 DIP Term Loan, (SOFR + 4.75%, 0.75% Floor), 6.10%, 11/10/23		282	278,388
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 4.37%, 10/02/28		322	298,453
Vaca Morada Partners LP, 03/25/24(f)(o)		749	747,286
Vaco Holdings LLC, 2022 Term Loan, (SOFR + 5.00%, 0.75% Floor), 7.20%, 01/21/29		161	154,609
Valcour Packaging LLC, 2021 1st Lien Term Loan, (6 mo. LIBOR + 3.75%), 5.22%, 10/04/28(f)		60	55,810

			7,714,491

Total Floating Rate Loan Interests — 1.0% (Cost: $8,513,979)			7,980,548

Foreign Agency Obligations

Angola — 0.0%
Angolan Government International Bond, 8.75%, 04/14/32(b)		271	216,800

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	19

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Argentina — 0.0%
Argentine Republic Government International Bond, 1.13%, 07/09/35(h)	USD	811	$169,499

Australia(c) — 0.1%
Australia Government Bond
5.75%, 07/15/22	AUD	320	221,194
2.75%, 04/21/24		130	89,915
4.75%, 04/21/27		220	161,172
2.25%, 05/21/28		90	58,189
3.75%, 04/21/37		80	54,841

			585,311

Austria(b) — 0.3%
Republic of Austria Government Bond
0.75%, 02/20/28	EUR	556	559,727
1.50%, 02/20/47		222	201,120
2.10%, 09/20/2117		2,109	1,866,439

			2,627,286

Belgium(b) — 0.2%
Belgium Government Bond, 1.60%, 06/22/47		351	300,009
Kingdom of Belgium Government Bond, 0.80%, 06/22/28		855	862,944

			1,162,953

Brazil — 1.0%
Brazil Letras do Tesouro Nacional, Series F, 10.00%, 01/01/31	BRL	26,000	4,235,020
Brazilian Government International Bond, 3.75%, 09/12/31	USD	3,900	3,190,200

			7,425,220

Canada — 0.3%
Canadian Government Bond
5.75%, 06/01/33	CAD	170	161,862
5.00%, 06/01/37		90	84,246
4.00%, 06/01/41		280	241,006
3.50%, 12/01/45		140	113,847
2.75%, 12/01/48		210	150,777
2.00%, 12/01/51		2,650	1,602,435

			2,354,173

China — 4.8%
China Development Bank, 3.30%, 02/01/24	CNY	1,400	212,057
China Government Bond 3.19%, 04/11/24		1,400	212,653
2.94%, 10/17/24		8,500	1,287,224
3.25%, 11/22/28		100	15,341
3.29%, 05/23/29		105,600	16,265,720
2.68%, 05/21/30		12,080	1,776,121
3.27%, 11/19/30		10,000	1,538,302
3.02%, 05/27/31		105,780	15,960,726

			37,268,144

Colombia — 0.3%
Colombia Government International Bond 4.50%, 03/15/29	USD	1,192	1,029,813
3.00%, 01/30/30		363	276,629
3.13%, 04/15/31		371	275,189
3.25%, 04/22/32		377	273,514

Security		Par (000)	Value

Colombia (continued)
Colombia Government International Bond (continued) 4.13%, 02/22/42	USD	200	$125,600
4.13%, 05/15/51		200	120,100
Colombian TES 7.00%, 03/26/31	COP	1,407,000	255,149
Series B, 7.25%, 10/18/34		1,240,000	213,531

			2,569,525

Denmark — 0.0%
Denmark Government Bond 1.50%, 11/15/23	DKK	200	28,525
1.75%, 11/15/25		500	71,763
4.50%, 11/15/39		450	86,568

			186,856

Dominican Republic — 0.1%
Dominican Republic International Bond, 5.50%, 02/22/29(b)	USD	488	424,041

France — 0.3%
French Republic Government Bond OAT 2.50%, 05/25/30(c)	EUR	40	44,597
1.50%, 05/25/31(c)		190	194,718
5.75%, 10/25/32(c)		100	141,957
1.50%, 05/25/50(b)		2,536	2,149,073

			2,530,345

Ghana — 0.0%
Ghana Government International Bond, 7.63%, 05/16/29(c)	USD	381	182,880

Greece(b) — 0.5%
Hellenic Republic Government Bond 0.02%, 02/12/26	EUR	376	357,388
2.00%, 04/22/27		92	93,233
3.88%, 03/12/29		360	389,131
1.50%, 06/18/30		2,284	2,051,144
1.88%, 01/24/52		984	625,986

			3,516,882

Hungary — 0.1%
Hungary Government International Bond, 5.50%, 06/16/34(b)	USD	491	476,338

Indonesia(c) — 0.0%
Indonesia Government International Bond, 8.50%, 10/12/35		100	125,800
Perusahaan Penerbit SBSN Indonesia III, 2.80%, 06/23/30		200	175,475

			301,275

Italy — 0.8%
Italy Buoni Poliennali Del Tesoro 0.95%, 03/01/23(c)	EUR	5,204	5,472,619
4.75%, 09/01/44(b)		232	286,348
3.85%, 09/01/49(b)		700	762,556

			6,521,523

Ivory Coast — 0.0%
Ivory Coast Government International Bond, 6.63%, 03/22/48(c)		239	166,916

20	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Japan — 1.2%
Japan Government Thirty Year Bond, 0.40%, 09/20/49	JPY	1,500,000	$9,061,026

Mexico — 2.4%
Mexico Bonos
8.50%, 05/31/29	MXN	40,000	1,931,923
7.75%, 05/29/31		167,500	7,670,853
Mexico Government International Bond
4.13%, 01/21/26	USD	7,000	7,003,500
4.40%, 02/12/52		898	675,745
Mexico Udibonos
2.75%, 11/27/31	MXN	2,074	689,949
4.50%, 11/22/35		1,247	480,954

			18,452,924

Netherlands — 0.1%
Netherlands Government Bond, 2.75%, 01/15/47(b)	EUR	311	380,629

New Zealand — 0.0%
New Zealand Government Bond, 2.75%, 04/15/25(c)	NZD	100	61,088

Philippines — 0.0%
Philippine Government International Bond, 6.38%, 10/23/34	USD	100	112,136

Russia — 0.0%
Russia Federal Bond - OFZ, 6.10%, 07/18/35(d)(k)	RUB	103,992	160,715

South Africa — 1.2%
Republic of South Africa Government Bond
8.25%, 03/31/32	ZAR	138,000	7,100,347
8.50%, 01/31/37		27,000	1,310,935
Republic of South Africa Government International Bond, 7.30%, 04/20/52	USD	570	456,000

			8,867,282

Spain(b) — 0.2%
Spain Government Bond
1.25%, 10/31/30	EUR	431	419,261
3.45%, 07/30/66		809	879,584

			1,298,845

Sri Lanka — 0.0%
Sri Lanka Government International Bond, 6.85%, 03/14/24(c)(d)(k)	USD	200	56,022

Sweden — 0.0%
Sweden Government Bond
1.00%, 11/12/26(c)	SEK	960	90,624
3.50%, 03/30/39		250	30,411

			121,035

Ukraine(b) — 0.0%
Ukraine Government International Bond
7.38%, 09/25/32	USD	200	49,000
7.25%, 03/15/33		216	52,920

			101,920

United Kingdom(c) — 1.7%
United Kingdom Gilt
1.75%, 09/07/22	GBP	200	243,656
0.75%, 07/22/23		1,826	2,196,895
1.50%, 07/22/26		6,000	7,177,475
1.75%, 09/07/37		60	65,301
4.75%, 12/07/38		30	47,050

Security	Par (000)		Value

United Kingdom (continued)
United Kingdom Gilt (continued)
3.25%, 01/22/44	GBP	165	$220,230
3.50%, 01/22/45		700	972,547
1.50%, 07/22/47		1,040	1,004,441
3.75%, 07/22/52		1,000	1,514,078

			13,441,673

Total Foreign Agency Obligations — 15.6% (Cost: $140,681,470)			120,801,262

		Shares

Investment Companies

United States — 3.3%
Industrial Select Sector SPDR Fund		1,485	129,700
Invesco QQQ Trust, Series 1		38,300	10,734,724
iShares Biotechnology ETF(p)		493	57,992
iShares China Large-Cap ETF(p)		3,075	104,273
iShares iBoxx $ High Yield Corporate Bond ETF(p)		135,283	9,958,182
iShares iBoxx $ Investment Grade Corporate Bond ETF(p)		1,039	114,321
iShares JP Morgan USD Emerging Markets Bond ETF(g)(p)		17,451	1,488,919
iShares Latin America 40 ETF(p)		9,782	220,486
iShares MSCI Brazil ETF(p)		9,033	247,414
iShares MSCI Emerging Markets ETF(p)		13,148	527,235
iShares Russell 2000 ETF(p)		476	80,615
SPDR Bloomberg High Yield Bond ETF		19,633	1,780,909
VanEck Semiconductor ETF		628	127,943

Total Investment Companies — 3.3% (Cost: $28,613,096)			25,572,713

		Par (000)

Municipal Bonds

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 01/01/31	USD	745	870,037

California — 0.4%
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(b)		180	180,308
Hartnell Community College District/CA, GO, Series B, 3.00%, 08/01/48		740	555,127
Palo Alto Unified School District, GO, 3.00%, 08/01/33		1,285	1,252,973
University of California, Refunding RB, Series BE, 4.00%, 05/15/50		1,000	971,899

			2,960,307

Colorado — 0.2%
Denver City & County School District No. 1, GO, Series A, (SAW), 5.00%, 12/01/42		1,235	1,398,068

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	21

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Refunding RB, Series C1, 5.00%, 10/01/35	USD	495	$566,996

Georgia — 0.1%
State of Georgia, Refunding GO
Series C, 5.00%, 07/01/30		145	169,441
Series C, 5.00%, 07/01/31		145	171,552

			340,993

Indiana — 0.1%
Indiana Finance Authority, Refunding RB, Series A, 4.00%, 12/01/40		345	340,481

Maryland — 0.1%
County of Montgomery Maryland, RB, 4.00%, 12/01/44		735	695,475

Massachusetts — 0.5%
City of Boston Massachusetts, GO, Series A, 5.00%, 11/01/37		1,350	1,574,624
Commonwealth of Massachusetts, GO, Series C, 5.00%, 05/01/49		1,000	1,084,504
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 11/15/32		575	691,333
University of Massachusetts Building Authority, RB, 5.00%, 11/01/52		555	596,876

			3,947,337

Michigan — 0.0%
Michigan Finance Authority, RB, 4.00%, 02/15/47		330	310,742

Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 4.00%, 01/01/45		775	740,600

Nevada — 0.1%
Las Vegas Valley Water District, Refunding GO, Series A, 5.00%, 06/01/38		790	846,836

New Hampshire — 0.2%
State of New Hampshire, GO, Series C, 5.00%, 12/01/28		1,000	1,154,293

New Jersey — 0.0%
New Jersey Health Care Facilities Financing Authority, RB
3.00%, 07/01/51		95	71,669
4.00%, 07/01/51		160	153,161

			224,830

New York — 0.1%
Triborough Bridge & Tunnel Authority, Refunding RB, Series B-1, Senior Lien, 5.00%, 05/15/46		1,005	1,098,169

North Carolina — 0.3%
City Of Charlotte, North Carolina Charlotte Douglas International Airport, ARB, Series A, 3.00%, 07/01/46		235	186,171
County of Utah, RB, 5.00%, 04/01/28		1,870	2,137,182

			2,323,353

Security	Par (000)		Value

Ohio — 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series A, LN FD, 5.00%, 12/01/50	USD	2,000	$2,209,214

Pennsylvania — 0.3%
Allegheny County Airport Authority, ARB, Series A, AMT, 4.00%, 01/01/56.		1,000	873,964
Chartiers Valley School District, GO, Series A, (SAW), 3.00%, 10/15/49		1,590	1,235,710

			2,109,674

Puerto Rico(a) — 0.1%
Commonwealth of Puerto Rico, GO
0.00%, 11/01/43		175	87,007
0.00%, 11/01/51		1,826	785,180
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51		726	221,492

			1,093,679

Texas — 0.0%
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 4.00%, 02/15/47		275	261,769

Virginia — 0.2%
County of Fairfax Virginia Sewer Revenue, RB, Series A, 4.00%, 07/15/51		1,650	1,665,274

Washington — 0.1%
Washington Health Care Facilities Authority, RB, Series A, 4.00%, 10/01/45		650	614,669

Wisconsin — 0.3%
State of Wisconsin, GO, Series B, 5.00%, 05/01/28		2,000	2,281,498
Wisconsin Health & Educational Facilities Authority, Refunding RB
Series A, 5.00%, 11/15/35		125	131,008
Series A, 5.00%, 11/15/39		125	130,030

			2,542,536

Total Municipal Bonds — 3.7% (Cost: $29,662,689)			28,315,332

Non-Agency Mortgage-Backed Securities

Netherlands — 0.0%
Domi BV, Series 2021-1, Class A, (3 mo. EURIBOR + 0.63%), 0.35%, 06/15/53(a)(c)	EUR	156	161,057

United Kingdom(a)(c) — 0.1%
Agora Securities U.K. DAC, Class A, (3 mo. LIBOR GBP + 1.20%), 1.68%, 08/17/31	GBP	400	471,386
Canada Square Funding PLC, Series 2021-2, Class B, (3 mo. LIBOR GBP + 1.20%), 1.97%, 06/17/58		112	131,968
Finsbury Square, Series 2021-1GRX, Class AGRN, (3 mo. LIBOR GBP + 0.65%), 1.41%, 12/16/67		301	357,247
London Wall Mortgage Capital PLC, Series 2021-FL1, Class A, (3 mo. LIBOR GBP + 0.75%), 1.35%, 05/15/51		138	165,298
Mortimer BTL PLC, Series 2021-1, Class B, (3 mo. LIBOR GBP + 1.10%), 1.89%, 06/23/53		100	116,644

			1,242,543

22	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States — 6.2%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(a)(b)	USD	250	$204,375
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 3.31%, 09/15/34(a)(b)		350	332,607
Arbor Multifamily Mortgage Securities Trust(b)
Series 2020-MF1, Class XA, 1.08%, 05/15/53(a)		14,957	838,396
Series E, Class MF1, 1.75%, 05/15/53		1,326	871,545
Atrium Hotel Portfolio Trust(a)(b)
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.95%), 3.27%, 12/15/36		200	184,910
Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.05%), 4.37%, 12/15/36		150	134,914
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 3.33%, 11/15/32(a)(b)		150	124,203
Bank
Series 2020-BN29, Class C, 3.13%, 11/15/53(a)		1,050	847,832
Series 2021-BN35, Class A5, 2.29%, 06/15/64		27	22,914
BBCMS Mortgage Trust
Series 2017-C1, Class AS, 3.90%, 02/15/50		1,200	1,158,837
Series 2017-DELC, Class E, (1 mo. LIBOR US + 2.50%), 3.82%, 08/15/36(a)(b)		1,400	1,322,590
Benchmark Mortgage Trust
Series 2020-B21, Class XA, 1.57%, 12/17/53(a)(b)		5,036	430,439
Series 2021-B25, Class A5, 2.58%, 04/15/54		200	174,924
BHMS Mortgage Trust, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 2.57%, 07/15/35(a)(b)		170	163,441
BX Commercial Mortgage Trust(a)(b)
Series 2019-XL, Class F, (1 mo. LIBOR US + 2.00%), 3.32%, 10/15/36		850	815,792
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 3.62%, 10/15/36		935	885,926
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 3.97%, 10/15/36		680	639,211
BX Trust(a)(b)
Series 2021-LBA, Class GJV, (1 mo. LIBOR US + 3.00%), 4.33%, 02/15/36		900	824,428
Series 2021-LBA, Class GV, (1 mo. LIBOR US + 3.00%), 4.33%, 02/15/36		900	815,498
Series 2021-MFM1, Class F, (1 mo. LIBOR US + 3.00%), 4.32%, 01/15/34		390	362,355
Series 2021-MFM1, Class G, (1 mo. LIBOR US + 3.90%), 5.22%, 01/15/34		760	703,644
BXP Trust(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37		110	96,719
Series 2017-CC, Class E, 3.67%, 08/13/37		220	188,205
CFCRE Commercial Mortgage Trust(b)
Series 2018-TAN, Class A, 4.24%, 02/15/33		750	744,864
Series 2018-TAN, Class E, 6.66%, 02/15/33(a)		1,000	986,918
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class A5, 3.72%, 09/15/48		375	369,402
Series 2016-C2, Class B, 3.18%, 08/10/49		750	685,786
Series 2016-GC36, Class A5, 3.62%, 02/10/49		375	367,393
Series 2019-PRM, Class C, 3.90%, 05/10/36(b)		1,000	994,418
Series 2020-420K, Class D, 3.42%, 11/10/42(a)(b)		360	279,200
Series 2020-420K, Class X, 0.91%, 11/10/42(a)(b)		20,000	1,108,800
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 4.82%, 11/15/37(a)(b)		983	933,750

Security	Par (000)		Value

United States (continued)
COMM Mortgage Trust
Series 2014-CR21, Class A3, 3.53%, 12/10/47	USD	343	$337,418
Series 2015-LC19, Class A4, 3.18%, 02/10/48		500	486,938
Series 2016-DC2, Class B, 4.82%, 02/10/49(a)		100	95,969
Series 2016-DC2, Class C, 4.82%, 02/10/49(a)		100	94,224
Series 2017-PANW, Class D, 4.34%, 10/10/29(a)(b)		750	711,146
Series 2019-GC44, Class 180B, 3.51%, 08/15/57(a)(b)		1,000	882,061
Credit Suisse Mortgage Capital Certificates Trust(a)(b)
Series 2019-ICE4, Class C, (1 mo. LIBOR US + 1.43%), 2.75%, 05/15/36		100	97,542
Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 3.47%, 05/15/36		700	671,798
CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class C, 4.90%, 08/15/51(a)		750	684,414
DBGS Mortgage Trust(a)(b)
Series 2018-5BP, Class D, (1 mo. LIBOR US + 1.50%), 2.82%, 06/15/33		1,000	939,695
Series 2018-BIOD, Class D, (1 mo. LIBOR US + 1.30%), 2.49%, 05/15/35		91	88,735
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49		375	355,486
DBUBS Mortgage Trust(a)(b)
Series 2017-BRBK, Class E, 3.65%, 10/10/34		400	368,996
Series 2017-BRBK, Class F, 3.65%, 10/10/34		240	218,524
Freddie Mac Multifamily Structured Pass Through Certificates, 1.12%, 10/25/30(a)		4,066	266,182
GCT Commercial Mortgage Trust, Class D, (1 mo. LIBOR US + 2.35%), 3.67%, 02/15/38(a)(b)		340	322,876
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class A, (1 mo. LIBOR US + 1.15%), 2.48%, 05/15/26(a)(b)		100	96,469
GS Mortgage Securities Trust
Series 2015-GC34, Class B, 4.47%, 10/10/48(a)		1,100	1,051,970
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		129	101,974
Series 2020-GSA2, Class XA, 1.84%, 12/12/53(a)(b).		3,633	370,549
Independence Plaza Trust, Series 2018-INDP, Class B, 3.91%, 07/10/35(b)		1,000	964,050
InTown Hotel Portfolio Trust, Series 2018-STAY, Class E, (1 mo. LIBOR US + 3.50%), 4.83%, 01/15/33(a)(b)		770	758,445
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class B, 5.11%, 12/15/46(a)		1,000	997,557
Series 2018-AON, Class A, 4.13%, 07/05/31(b)		1,200	1,180,697
Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 4.32%, 07/15/36(a)(b)		1,250	1,148,704
JPMDB Commercial Mortgage Securities Trust
Class A5, 3.69%, 03/15/50		1,200	1,169,984
Series 2017-C7, Class A5, 3.41%, 10/15/50		1,113	1,066,462
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class F, (1 mo. LIBOR US + 2.05%), 3.37%, 12/15/37(a)(b)		682	627,649
MAD Mortgage Trust(a)(b)
Series 2017-330M, Class D, 4.11%, 08/15/34		110	103,503
Series 2017-330M, Class E, 4.17%, 08/15/34		130	120,556
MCM Trust, 3.00%, 08/25/28(f)		465	311,322
MED Trust, Class G, (1 mo. LIBOR US + 5.25%), 6.58%, 11/15/38(a)(b)		639	575,299

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	23

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
MFT Trust, Series 2020-ABC, Class C, 3.59%, 02/10/42(a)(b)	USD	100	$81,800
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5, 3.89%, 06/15/47		375	372,695
Series 2015-C25, Class A5, 3.64%, 10/15/48		400	393,613
Morgan Stanley Capital I Trust
Series 2017-H1, Class C, 4.28%, 06/15/50(a)		1,100	1,005,012
Series 2018-H4, Class C, 5.24%, 12/15/51(a)		400	363,945
Series 2018-MP, Class A, 4.42%, 07/11/40(a)(b)		1,000	962,124
Series 2019-L2, Class A4, 4.07%, 03/15/52		589	575,192
Natixis Commercial Mortgage Securities Trust, Series 2018-SOX, Class E, 4.93%, 06/17/38(a)(b)		382	338,096
Olympic Tower Mortgage Trust(a)(b)
Series 2017-OT, Class D, 4.08%, 05/10/39		130	108,577
Series 2017-OT, Class E, 4.08%, 05/10/39		160	125,878
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 4.07%, 01/15/36(a)(b)		270	256,856
TVC DSCR, 2.38%, 02/01/51(f)		1,571	1,611,930
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M3, 3.19%, 02/25/50(a)(b)		84	76,176
VNDO Mortgage Trust, Series 2012-6AVE, Class C, 3.45%, 11/15/30(a)(b)		1,000	998,812
Wells Fargo Commercial Mortgage Trust(a)
Series 2016-NXS5, Class B, 5.12%, 01/15/59		1,400	1,368,726
Series 2019-C50, Class XA, 1.60%, 05/15/52		13,489	947,447
Series 2021-C59, Class XA, 1.68%, 04/15/54		1,003	92,092
Western Alliance Bank, 7.70%, 12/28/24(a)(b)		2,260	2,258,688

			47,819,089

Total Non-Agency Mortgage-Backed Securities — 6.3% (Cost: $52,981,500)			49,222,689

Preferred Securities

Capital Trusts — 0.2%(a)(l)

France — 0.0%
TotalEnergies SE, 1.75%(c)	EUR	100	98,304

Italy — 0.0%
Eni SpA, Series NC9, 2.75%(c)		260	200,236

Mexico — 0.0%
Banco Mercantil del Norte SA, 5.88%(b)	USD	202	168,455

South Korea — 0.0%
Heungkuk Life Insurance Co. Ltd., 4.48%(c)		200	194,850

United Kingdom(c) — 0.2%
BP Capital Markets PLC, 3.25%	EUR	540	511,658
British American Tobacco PLC
Series 5.25, 3.00%		430	324,702
Series NC8, 3.75%		380	276,443

			1,112,803

Security	Par (000)		Value

United States — 0.0%
NWD Finance BVI Ltd., 4.13%(c)	USD	200	$169,000
Vistra Corp., 7.00%(b)		110	99,825

			268,825

			2,043,473

		Shares

Preferred Stocks — 0.3%

Germany — 0.1%
Porsche Automobil Holding SE, Preference Shares		2,241	149,051
Volkswagen AG, Preference Shares		1,012	136,256

			285,307

United States — 0.2%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 06/01/23(b)(m)		290	332,514
Dream Finders Homes, Inc.(f)		1,320	1,242,450
MNTN Digital, Inc., (Acquired 11/05/21, Cost:
$138,641)(e)(f)		6,037	87,476
Verge Genomics, Inc., (Acquired 11/05/21, Cost:
$165,930)(e)(f)		31,150	147,651

			1,810,091

			2,095,398

Total Preferred Securities — 0.5% (Cost: $5,171,682)			4,138,871

		Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 2.0%
Fannie Mae Mortgage-Backed Securities
2.50%, 02/01/51 - 10/01/51	USD	1,083	981,315
3.00%, 04/01/52 - 05/01/52		342	320,325
Freddie Mac, 3.00%, 10/01/51 - 03/01/52		3,667	3,448,015
Japan Treasury Discount Bills, 0.00%, 08/25/22(n)(q)	JPY	1,500,000	11,057,939

			15,807,594

Commercial Mortgage-Backed Securities — 0.2%
FREMF Mortgage Trust
Series 2020-K104, Class B, 3.66%, 02/25/52	USD	750	686,280
Series 2020-K105, Class B, 3.53%, 03/25/53		726	661,078

			1,347,358

Mortgage-Backed Securities — 16.6%
Fannie Mae Mortgage-Backed Securities
6.50%, 11/01/38		7	6,960
6.00%, 07/01/39		30	31,431
4.00%, 01/01/41		1	1,407
3.00%, 02/01/44 - 02/01/52		1,072	1,016,852
2.50%, 07/01/50 - 11/01/51		3,828	3,482,736
2.00%, 02/01/51 - 03/01/52		6,120	5,340,190
Freddie Mac Mortgage-Backed Securities
5.50%, 07/14/22		21	21,981

24	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (continued)
2.50%, 01/01/29 - 04/01/31	USD	96		$94,432
3.50%, 04/01/31 - 01/01/48		214		213,352
3.00%, 10/01/32 - 12/01/46		176		169,810
5.00%, 05/01/38 - 11/01/48		60		62,377
4.00%, 08/01/40 - 12/01/45		15		15,745
4.50%, 09/01/40 - 08/01/48		165		168,144
Freddie Mac Multifamily Structured Pass Through Certificates, Series KW09, Class X1, 0.94%, 05/25/29(a)		14,764		635,644
Ginnie Mae Mortgage-Backed Securities(r)
2.00%, 07/21/22 - 02/20/51		5,460		4,861,846
2.50%, 07/21/22 - 12/20/51		5,600		5,133,719
3.00%, 07/21/22 - 08/20/51		5,975		5,641,230
3.50%, 07/21/22 - 08/18/52		4,744		4,613,641
4.00%, 07/21/22 - 05/20/50		1,368		1,368,119
4.50%, 07/21/22 - 08/20/50		596		606,808
5.00%, 07/21/22 - 10/20/44		207		213,064
Government National Mortgage Association, 3.00%, 12/20/51		342		322,673
Uniform Mortgage-Backed Securities
1.50%, 07/14/22 - 12/01/41(r)		6,152		5,313,552
2.00%, 07/14/22 - 02/01/52(r)		27,985		24,646,620
2.50%, 07/14/22 - 08/11/52(r)		43,036		38,927,451
3.00%, 07/14/22 - 03/01/52(r)		10,595		9,984,949
3.50%, 07/14/22 - 01/01/51(r)(s)		6,758	(j)	6,590,847
4.00%, 07/14/22 - 04/25/52(r)		5,778	(j)	5,735,054
4.50%, 07/14/22 - 08/01/49(r)		1,557		1,572,719
5.00%, 07/14/22 - 08/11/52(r)		1,308		1,337,975
5.50%, 12/01/38		73		78,650

				128,209,978

Total U.S. Government Sponsored Agency Securities — 18.8% (Cost: $151,297,910)				145,364,930

U.S. Treasury Obligations
U.S. Treasury Bonds
1.75%, 08/15/41(t)		4,562		3,469,845
2.38%, 02/15/42(t)		2,818		2,389,576
1.88%, 11/15/51		2,203		1,653,164
U.S. Treasury Inflation-Indexed Bonds
0.50%, 04/15/24		9,220		9,347,410
0.13%, 04/15/25 - 01/15/30		12,542		12,440,130
0.38%, 01/15/27		1,795		1,788,246
U.S. Treasury Notes
1.25%, 12/31/26		3,990		3,687,575
0.63%, 05/15/30		1,755		1,463,368
1.38%, 11/15/31(t)		3,272		2,838,209

Total U.S. Treasury Obligations — 5.0% (Cost: $42,481,949)				39,077,523

		Shares

Warrants

United Kingdom — 0.0%
Genius Sports Ltd., (Expires: 12/31/28)(d)		5,890		2,592

Security		Shares	Value

United States — 0.0%
Altus Power, Inc., (Expires: 12/31/27)(d)		2,502	$3,253
Cano Health, Inc., (Expires: 06/03/26)(d)		9,002	6,121
Gores Holdings VIII, Inc., Class A,
(Expires: 12/31/27)(d)		1,786	1,009
Latch, Inc., (Expires: 06/04/26)(d)		12,334	1,480
Offerpad Solutions, Inc., (Expires: 09/01/26)(d)		8,529	2,189
Proof Acquisition Corp., (Expires: 10/01/26)(f)		10,200	714
Sarcos Technology & Robotics Corp., Class A,
(Expires: 06/15/27)(d)		28,519	15,546
Sonder Holdings, Inc.(f)		10,965	219

			30,531

Venezuela — 0.0%
Venezuela Government International Bonds		3,000	17,550

Total Warrants — 0.0% (Cost: $156,958)			50,673

Total Long-Term Investments — 87.7% (Cost: $758,219,583)			679,581,618

		Par (000)

Short-Term Securities

Borrowed Bond Agreement — 0.2%
BofA Securities Inc., 1.43%, 07/01/22 (Purchased on 06/30/22 to be repurchased at $1,548,061 Collateralized by U.S. Treasury Notes, 1.50%, 02/15/30, par and fair values of $1,720,000 and $1,544,909, respectively)	USD	1,548	1,548,000

Foreign Agency Obligations — 10.4%
German Treasury Bills, 0.00%, 03/22/23(c)(n)(q)		77,000	80,465,219

		Shares

Money Market Funds — 3.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.33%(p)(u)		26,419,564	26,419,564

Total Short-Term Securities — 14.0% (Cost: $112,075,699)			108,432,783

Options Purchased — 0.4% (Cost: $4,760,158)			2,523,173

Total Investments Before Borrowed Bonds and TBA Sale Commitments and Options Written — 102.1% (Cost: $875,055,440)			790,537,574

		Par (000)
Borrowed Bonds

United States — (0.2)%
U.S. Treasury Notes, 1.50%, 02/15/30	USD	(1,720)	(1,544,909)

Total Borrowed Bonds — (0.2)% (Proceeds: $(1,810,610))			(1,544,909)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	25

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

TBA Sale Commitments(r)

United States — (4.7)%
Ginnie Mae Mortgage-Backed Securities 2.00%, 07/21/52	USD	203	$(180,243)
2.50%, 07/21/52		154	(140,727)
3.00%, 07/21/52		2,359	(2,223,542)
3.50%, 07/21/52		1,832	(1,771,204)
Uniform Mortgage-Backed Securities 1.50%, 07/18/37 - 07/14/52		230	(200,478)
2.00%, 07/18/37 - 08/11/52		7,616	(6,618,490)
2.50%, 07/18/37 - 07/14/52		20,222	(18,185,287)
3.00%, 07/14/52 - 08/11/52		5,105	(4,753,275)
3.50%, 07/18/37 - 07/14/52		98	(95,493)
4.00%, 07/14/52		1,477	(1,456,431)
5.00%, 07/14/52		522	(532,766)

Total TBA Sale Commitments — (4.7)% (Proceeds: $(35,677,593))			(36,157,936)

Options Written — (0.7)% (Premiums Received: $(4,801,019))			(5,472,067)

Total Investments, Net of Borrowed Bonds and TBA Sale Commitments and Options Written — 96.5% (Cost: $832,766,218)			747,362,662

Other Assets Less Liabilities — 3.5%			27,464,756

Net Assets — 100.0%			$774,827,418

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Non-income producing security.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $417,199, representing 0.1% of its net assets as of period end, and an original cost of $654,871.

(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Rounds to less than 1,000.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Perpetual security with no stated maturity date.
(m)	Convertible security.
(n)	Zero-coupon bond.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Affiliate of the Fund.
(q)	Rates are discount rates or a range of discount rates as of period end.
(r)	Represents or includes a TBA transaction.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(t)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(u)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$11,170,804	$15,248,760	(a)	$—	$—	$—	$26,419,564	26,419,564	$33,092	$—
iShares Biotechnology ETF	75,242	—		—	—	(17,250)	57,992	493	73	—
iShares China Large-Cap ETF	112,484	—		—	—	(8,211)	104,273	3,075	449	—
iShares iBoxx $ High Yield Corporate Bond ETF	200,210	12,197,215		(1,451,309)	(173,036)	(814,898)	9,958,182	135,283	78,678	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	137,688	5,543,773		(5,685,279)	114,455	3,684	114,321	1,039	1,330	—
iShares JP Morgan USD Emerging Markets Bond ETF	1,903,206	—		—	—	(414,287)	1,488,919	17,451	31,598	—
iShares Latin America 40 ETF	229,486	—		—	—	(9,000)	220,486	9,782	10,741	—
iShares MSCI Brazil ETF	253,556	—		—	—	(6,142)	247,414	9,033	13,542	—
iShares MSCI Emerging Markets ETF	642,280	—		—	—	(115,045)	527,235	13,148	4,758	—
iShares Russell 2000 ETF	105,886	829,529		(892,970)	63,441	(25,271)	80,615	476	425	—
iShares S&P 500 Value ETF(b)	439,347	—		(416,681)	67,188	(89,854)	—	—	—	—

					$72,048	$(1,496,274)	$39,219,001		$174,686	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

26	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	47	09/08/22	$6,064	$129,832
Euro Bund	179	09/08/22	27,909	326,548
Euro OAT	122	09/08/22	17,711	(249,264)
10-Year Australian Treasury Bonds	103	09/15/22	8,453	140,123
3-Year Australian Treasury Bonds	47	09/15/22	3,486	28,111
Euro Stoxx 50 Index	4	09/16/22	145	(3,149)
FTSE 100 Index	1	09/16/22	87	(1,209)
FTSE/MIB Index	3	09/16/22	334	(17,433)
MSCI Emerging Markets Index	2	09/16/22	100	(845)
10-Year Canadian Bond	37	09/20/22	3,564	15,528
10-Year U.S. Treasury Note	483	09/21/22	57,168	(512,477)
U.S. Long Bond	103	09/21/22	14,224	(228,090)
Ultra U.S. Treasury Bond	302	09/21/22	46,612	(268,738)
Long Gilt	113	09/28/22	15,679	(415,276)
2-Year U.S. Treasury Note	529	09/30/22	111,007	(370,518)
3-Month SONIA Index	90	03/14/23	26,602	(130,504)
3-Month SONIA Index	9	09/19/23	2,658	10,807

				(1,546,554)

Short Contracts
30-Year Euro Buxl Bond	53	09/08/22	9,084	457,665
Euro BOBL	310	09/08/22	40,345	74,242
Euro-Schatz	331	09/08/22	37,859	(237,359)
Short Term Euro BTP	40	09/08/22	4,564	(87,872)
10-Year Japanese Government Treasury Bonds	21	09/12/22	23,001	65,102
NASDAQ 100 E-Mini Index	18	09/16/22	4,151	(66,705)
Russell 2000 E-Mini Index	14	09/16/22	1,196	38
S&P 500 E-Mini Index	62	09/16/22	11,747	88,774
10-Year U.S. Ultra Long Treasury Note	1,623	09/21/22	206,222	1,211,245
5-Year U.S. Treasury Note	894	09/30/22	100,240	(146,940)
3-Month SOFR	11	09/19/23	2,661	(3,100)

				1,355,090

				$(191,464)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,179,036	USD	225,093	Citibank N.A.	07/05/22	$196
BRL	1,179,036	USD	225,093	Citibank N.A.	07/05/22	196
USD	243,000	BRL	1,179,036	Citibank N.A.	07/05/22	17,712
USD	243,000	BRL	1,179,036	Citibank N.A.	07/05/22	17,712
MXN	4,874,697	USD	238,000	Deutsche Bank AG	07/11/22	4,148
MXN	4,544,813	USD	225,000	JPMorgan Chase Bank N.A.	07/11/22	761
MXN	4,905,253	USD	238,000	Morgan Stanley & Co. International PLC	07/11/22	5,665
NOK	1,157,987	USD	117,000	Deutsche Bank AG	07/11/22	574
USD	238,000	JPY	32,165,797	Morgan Stanley & Co. International PLC	07/11/22	852
USD	234,000	MXN	4,702,657	Deutsche Bank AG	07/11/22	398
USD	117,000	NOK	1,148,445	JPMorgan Chase Bank N.A.	07/11/22	395
USD	363,000	ZAR	5,587,968	Citibank N.A.	07/11/22	19,727
USD	234,000	ZAR	3,742,951	Deutsche Bank AG	07/11/22	4,068
USD	750,000	ZAR	12,086,854	Morgan Stanley & Co. International PLC	07/15/22	7,802
USD	781,000	ZAR	12,588,397	Morgan Stanley & Co. International PLC	07/15/22	8,004
ZAR	3,823,716	USD	233,000	Citibank N.A.	07/15/22	1,797
ZAR	3,823,716	USD	233,000	Citibank N.A.	07/15/22	1,797
CAD	476,305	USD	368,000	Bank of America N.A.	07/20/22	2,037

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	27

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	302,320	USD	234,000	JPMorgan Chase Bank N.A.	07/20/22	$870
CAD	302,320	USD	234,000	JPMorgan Chase Bank N.A.	07/20/22	870
CZK	8,602,439	USD	363,000	HSBC Bank USA N.A.	07/20/22	714
CZK	8,602,693	USD	363,000	HSBC Bank USA N.A.	07/20/22	725
JPY	31,742,605	USD	233,000	JPMorgan Chase Bank N.A.	07/20/22	1,155
JPY	31,742,605	USD	233,000	JPMorgan Chase Bank N.A.	07/20/22	1,155
JPY	49,233,256	USD	362,000	JPMorgan Chase Bank N.A.	07/20/22	1,178
JPY	49,233,256	USD	362,000	JPMorgan Chase Bank N.A.	07/20/22	1,178
MXN	7,277,706	USD	352,000	Citibank N.A.	07/20/22	8,924
MXN	7,277,706	USD	352,000	Citibank N.A.	07/20/22	8,924
NOK	2,318,643	EUR	222,000	Deutsche Bank AG	07/20/22	2,591
NOK	2,318,643	EUR	222,000	Deutsche Bank AG	07/20/22	2,591
USD	235,000	CLP	209,385,000	Bank of America N.A.	07/20/22	7,560
USD	235,000	CLP	209,385,000	Bank of America N.A.	07/20/22	7,560
USD	247,000	INR	19,325,033	UBS AG	07/20/22	2,638
USD	247,000	INR	19,325,033	UBS AG	07/20/22	2,638
USD	242,000	JPY	32,467,300	BNP Paribas S.A.	07/20/22	2,499
USD	242,000	JPY	32,467,300	BNP Paribas S.A.	07/20/22	2,499
CHF	228,553	GBP	194,000	JPMorgan Chase Bank N.A.	07/27/22	3,489
CHF	228,617	GBP	194,000	JPMorgan Chase Bank N.A.	07/27/22	3,556
CHF	223,338	USD	234,000	JPMorgan Chase Bank N.A.	07/27/22	262
CHF	223,339	USD	234,000	JPMorgan Chase Bank N.A.	07/27/22	262
MXN	7,199,000	USD	344,497	Morgan Stanley & Co. International PLC	08/24/22	10,247
USD	262,434	COP	999,741,000	State Street Bank and Trust Co.	08/24/22	23,677
USD	297,903	COP	1,140,610,000	State Street Bank and Trust Co.	08/24/22	25,504
USD	248,146	EUR	235,619	Morgan Stanley & Co. International PLC	08/24/22	374
USD	835,669	MXN	16,949,455	BNP Paribas S.A.	08/24/22	454
USD	663,485	MXN	13,414,000	JPMorgan Chase Bank N.A.	08/24/22	2,486
CNH	6,782,000	USD	1,007,782	UBS AG	09/14/22	4,997
USD	1,013,876	CNH	6,782,000	Barclays Bank PLC	09/14/22	1,097
CHF	930,000	EUR	925,068	JPMorgan Chase Bank N.A.	09/21/22	4,789
CHF	581,918	USD	600,000	Bank of America N.A.	09/21/22	12,959
CNH	11,015	AUD	2,278	HSBC Bank USA N.A.	09/21/22	71
CNH	26,883	JPY	534,673	Morgan Stanley & Co. International PLC	09/21/22	52
CNH	5,457,180	USD	813,443	Citibank N.A.	09/21/22	1,478
CNH	71,224,564	USD	10,616,678	Citibank N.A.	09/21/22	19,288
CNH	16,322,671	USD	2,411,482	Standard Chartered Bank	09/21/22	25,983
EUR	1,843,672	AUD	2,759,625	Westpac Banking Corp.	09/21/22	36,756
EUR	940,000	GBP	811,446	Barclays Bank PLC	09/21/22	1,305
EUR	930,000	GBP	800,088	BNP Paribas S.A.	09/21/22	4,613
EUR	940,000	GBP	811,403	BNP Paribas S.A.	09/21/22	1,356
EUR	730,000	GBP	629,210	Deutsche Bank AG	09/21/22	2,177
EUR	740,000	GBP	638,720	Deutsche Bank AG	09/21/22	1,122
EUR	1,130,000	GBP	971,730	Deutsche Bank AG	09/21/22	6,117
EUR	1,490,000	GBP	1,280,414	Deutsche Bank AG	09/21/22	9,156
EUR	2,248,255	USD	2,365,917	BNP Paribas S.A.	09/21/22	3,254
EUR	940,000	USD	988,424	HSBC Bank USA N.A.	09/21/22	2,131
EUR	450,000	USD	470,732	JPMorgan Chase Bank N.A.	09/21/22	3,470
EUR	5,538,758	USD	5,806,608	State Street Bank and Trust Co.	09/21/22	30,036
GBP	640,300	EUR	740,000	Barclays Bank PLC	09/21/22	804
GBP	631,444	EUR	730,000	BNP Paribas S.A.	09/21/22	546
GBP	650,443	EUR	750,000	Deutsche Bank AG	09/21/22	2,632
GBP	795,542	EUR	920,000	Deutsche Bank AG	09/21/22	383
GBP	983,270	EUR	1,130,000	Deutsche Bank AG	09/21/22	7,951
GBP	490,185	EUR	560,000	Goldman Sachs International	09/21/22	7,477
GBP	980,386	EUR	1,120,000	Goldman Sachs International	09/21/22	14,974
JPY	277,744,010	AUD	2,888,467	Westpac Banking Corp.	09/21/22	63,178
JPY	384,624,800	AUD	4,000,000	Westpac Banking Corp.	09/21/22	87,490
JPY	3,045,160,152	EUR	21,166,501	Bank of Montreal	09/21/22	261,496
MXN	39,230,000	USD	1,864,180	JPMorgan Chase Bank N.A.	09/21/22	58,780
NOK	19,200,000	EUR	1,829,809	JPMorgan Chase Bank N.A.	09/21/22	24,449
TRY	439,450	USD	22,000	Citibank N.A.	09/21/22	2,588

28	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,790,000	AUD	3,869,752	Bank of America N.A.	09/21/22	$117,163
USD	196,515	AUD	282,775	Commonwealth Bank of Australia	09/21/22	1,202
USD	194,289	AUD	268,789	HSBC Bank USA N.A.	09/21/22	8,636
USD	1,250,588	AUD	1,732,380	HSBC Bank USA N.A.	09/21/22	54,033
USD	720,638	AUD	1,000,000	Westpac Banking Corp.	09/21/22	29,938
USD	7,417,712	BRL	39,005,000	JPMorgan Chase Bank N.A.	09/21/22	128,585
USD	2,069,655	BRL	10,425,821	Royal Bank of Canada	09/21/22	121,312
USD	428,303	CZK	10,000,000	BNP Paribas S.A.	09/21/22	9,031
USD	1,000,000	DKK	6,893,916	Natwest Markets PLC	09/21/22	23,122
USD	967,262	EUR	910,000	Bank of America N.A.	09/21/22	8,320
USD	801,679	EUR	750,000	BNP Paribas S.A.	09/21/22	11,342
USD	962,507	EUR	910,000	BNP Paribas S.A.	09/21/22	3,565
USD	2,397,331	EUR	2,253,525	BNP Paribas S.A.	09/21/22	22,607
USD	4,650,000	EUR	4,309,288	Commonwealth Bank of Australia	09/21/22	108,949
USD	972,507	EUR	920,000	JPMorgan Chase Bank N.A.	09/21/22	3,028
USD	1,360,855	EUR	1,290,000	JPMorgan Chase Bank N.A.	09/21/22	1,476
USD	1,576,828	EUR	1,490,000	JPMorgan Chase Bank N.A.	09/21/22	6,693
USD	3,524,953	EUR	3,340,000	JPMorgan Chase Bank N.A.	09/21/22	5,320
USD	59,291,650	EUR	55,000,000	Morgan Stanley & Co. International PLC	09/21/22	1,333,632
USD	4,294,241	EUR	3,980,000	Westpac Banking Corp.	09/21/22	100,188
USD	11,650,898	GBP	9,279,864	Bank of America N.A.	09/21/22	337,617
USD	57,501	HKD	450,000	Morgan Stanley & Co. International PLC	09/21/22	25
USD	414,399	IDR	6,132,065,066	Citibank N.A.	09/21/22	5,463
USD	3,855,000	IDR	56,036,280,000	JPMorgan Chase Bank N.A.	09/21/22	118,046
USD	270,000	INR	21,192,705	BNP Paribas S.A.	09/21/22	3,524
USD	3,919,513	JPY	522,760,000	Australia and New Zealand Bank Group	09/21/22	45,563
USD	11,407,248	JPY	1,533,278,454	Bank of America N.A.	09/21/22	44,779
USD	393,772	JPY	53,000,000	Deutsche Bank AG	09/21/22	1,012
USD	2,795,518	JPY	375,911,388	State Street Bank and Trust Co.	09/21/22	9,800
USD	16,614,920	MXN	331,800,168	Bank of America N.A.	09/21/22	350,877
USD	437,441	MXN	8,730,000	Citibank N.A.	09/21/22	9,517
USD	300,961	MXN	5,986,000	Deutsche Bank AG	09/21/22	7,542
USD	1,958,888	MXN	39,120,000	Royal Bank of Canada	09/21/22	41,320
USD	100,252	MXN	2,002,000	State Street Bank and Trust Co.	09/21/22	2,119
USD	46,155	PLN	200,000	Citibank N.A.	09/21/22	2,007
USD	923,102	PLN	4,000,000	Citibank N.A.	09/21/22	40,135
USD	102,374	SEK	1,000,000	Bank of America N.A.	09/21/22	4,300
USD	1,023,744	SEK	10,000,000	Bank of America N.A.	09/21/22	42,999
USD	940,074	ZAR	15,255,000	JPMorgan Chase Bank N.A.	09/21/22	9,835
USD	1,000,000	ZAR	16,227,438	JPMorgan Chase Bank N.A.	09/21/22	10,462
USD	9,840,000	ZAR	152,113,834	Natwest Markets PLC	09/21/22	564,206
USD	4,689,194	ZAR	72,543,346	UBS AG	09/21/22	265,552
TRY	1,069,080	USD	59,000	Deutsche Bank AG	09/29/22	286
TRY	1,069,080	USD	59,000	Deutsche Bank AG	09/29/22	286

						4,940,790

BRL	1,170,365	USD	245,000	Morgan Stanley & Co. International PLC	07/05/22	(21,368)
BRL	1,170,365	USD	245,000	Morgan Stanley & Co. International PLC	07/05/22	(21,368)
USD	223,437	BRL	1,170,365	Morgan Stanley & Co. International PLC	07/05/22	(194)
USD	223,437	BRL	1,170,365	Morgan Stanley & Co. International PLC	07/05/22	(194)
JPY	31,887,716	USD	238,000	UBS AG	07/11/22	(2,902)
USD	467,000	MXN	9,410,316	Deutsche Bank AG	07/11/22	(452)
ZAR	5,841,168	USD	363,000	Deutsche Bank AG	07/11/22	(4,173)
ZAR	3,718,437	USD	234,000	Goldman Sachs International	07/11/22	(5,574)
ZAR	7,691,625	USD	477,000	Citibank N.A.	07/15/22	(4,693)
ZAR	7,691,625	USD	477,000	Citibank N.A.	07/15/22	(4,693)
AUD	1,095,000	CAD	982,726	Bank of America N.A.	07/20/22	(7,581)
AUD	346,000	USD	239,985	Royal Bank of Canada	07/20/22	(1,137)
EUR	224,000	CZK	5,558,724	HSBC Bank USA N.A.	07/20/22	(56)
EUR	224,000	CZK	5,558,724	HSBC Bank USA N.A.	07/20/22	(56)
EUR	222,000	NOK	2,296,851	Deutsche Bank AG	07/20/22	(378)
EUR	222,000	NOK	2,296,851	Deutsche Bank AG	07/20/22	(378)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	29

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	332,000	USD	351,274	Bank of America N.A.	07/20/22	$(3,017)
EUR	332,000	USD	351,274	Bank of America N.A.	07/20/22	(3,017)
MXN	4,684,154	USD	234,000	Deutsche Bank AG	07/20/22	(1,698)
MXN	4,684,154	USD	234,000	Deutsche Bank AG	07/20/22	(1,698)
TRY	2,015,400	USD	120,000	Deutsche Bank AG	07/20/22	(513)
TRY	2,015,400	USD	120,000	Deutsche Bank AG	07/20/22	(513)
USD	616,906	EUR	590,000	BNY Mellon	07/20/22	(1,985)
USD	616,906	EUR	590,000	BNY Mellon	07/20/22	(1,985)
USD	469,000	JPY	63,651,765	HSBC Bank USA N.A.	07/20/22	(539)
USD	469,000	JPY	63,651,765	HSBC Bank USA N.A.	07/20/22	(539)
USD	350,000	MXN	7,248,955	Citibank N.A.	07/20/22	(9,498)
USD	350,000	MXN	7,248,955	Citibank N.A.	07/20/22	(9,498)
USD	480,000	MXN	9,945,376	Deutsche Bank AG	07/20/22	(13,222)
USD	480,000	MXN	9,945,376	Deutsche Bank AG	07/20/22	(13,222)
USD	120,000	TRY	2,098,680	Barclays Bank PLC	07/20/22	(4,424)
USD	120,000	TRY	2,098,680	Barclays Bank PLC	07/20/22	(4,424)
BRL	1,229,480	USD	235,000	Goldman Sachs International	08/02/22	(2,086)
USD	235,000	BRL	1,244,450	Goldman Sachs International	08/02/22	(750)
IDR	3,461,550,000	USD	235,000	JPMorgan Chase Bank N.A.	08/18/22	(3,772)
IDR	3,461,550,000	USD	235,000	JPMorgan Chase Bank N.A.	08/18/22	(3,772)
MXN	13,414,000	USD	675,891	Citibank N.A.	08/24/22	(14,892)
CNH	3,610,000	USD	539,678	Barclays Bank PLC	09/14/22	(584)
AUD	1,900,000	JPY	182,696,780	Westpac Banking Corp.	09/21/22	(41,558)
AUD	16,146,000	USD	11,634,456	Bank of Montreal	09/21/22	(482,415)
AUD	2,001,169	USD	1,384,209	Barclays Bank PLC	09/21/22	(2,001)
BRL	19,000,000	USD	3,767,748	Morgan Stanley & Co. International PLC	09/21/22	(217,090)
CAD	426,524	USD	340,000	Bank of Montreal	09/21/22	(8,594)
CAD	1,600,000	USD	1,275,427	Bank of Montreal	09/21/22	(32,238)
CAD	21,639,809	USD	17,250,000	Bank of Montreal	09/21/22	(436,015)
CHF	99,768	EUR	100,121	Deutsche Bank AG	09/21/22	(416)
CHF	810,232	EUR	812,552	Societe Generale	09/21/22	(2,801)
CHF	930,000	EUR	930,861	Societe Generale	09/21/22	(1,316)
CZK	12,391,910	USD	530,000	Bank of Montreal	09/21/22	(10,443)
EUR	930,000	GBP	805,250	Deutsche Bank AG	09/21/22	(1,680)
EUR	370,000	USD	391,521	Barclays Bank PLC	09/21/22	(1,622)
EUR	750,000	USD	796,631	Barclays Bank PLC	09/21/22	(6,294)
EUR	1,090,000	USD	1,150,113	Citibank N.A.	09/21/22	(1,491)
EUR	370,000	USD	390,354	HSBC Bank USA N.A.	09/21/22	(455)
EUR	10,000,000	USD	10,612,040	State Street Bank and Trust Co.	09/21/22	(74,219)
EUR	10,520,740	USD	11,351,405	Westpac Banking Corp.	09/21/22	(264,837)
GBP	1,005,407	EUR	1,165,000	Deutsche Bank AG	09/21/22	(1,943)
GBP	615,965	EUR	715,000	Goldman Sachs International	09/21/22	(2,518)
GBP	5,434,231	EUR	6,322,998	Natwest Markets PLC	09/21/22	(38,075)
IDR	26,928,247,495	USD	1,852,521	JPMorgan Chase Bank N.A.	09/21/22	(56,727)
INR	125,105,000	USD	1,593,656	Citibank N.A.	09/21/22	(20,592)
JPY	1,059,256,796	USD	7,945,000	UBS AG	09/21/22	(95,302)
JPY	743,623,232	USD	5,578,050	Westpac Banking Corp.	09/21/22	(67,377)
KRW	753,612,000	USD	600,000	JPMorgan Chase Bank N.A.	09/21/22	(14,254)
KRW	2,045,905,000	USD	1,628,879	JPMorgan Chase Bank N.A.	09/21/22	(38,695)
MXN	256,992,218	USD	12,694,657	Northern Trust Co.	09/21/22	(97,519)
MYR	2,420,550	USD	550,000	Barclays Bank PLC	09/21/22	(1,241)
NOK	13,943,966	CAD	1,854,366	Natwest Markets PLC	09/21/22	(22,708)
NOK	21,700,383	USD	2,300,000	Natwest Markets PLC	09/21/22	(93,039)
NZD	298,654	USD	192,887	HSBC Bank USA N.A.	09/21/22	(6,529)
NZD	1,924,870	USD	1,241,551	HSBC Bank USA N.A.	09/21/22	(40,442)
PLN	7,675,992	USD	1,770,000	Bank of Montreal	09/21/22	(75,588)
SEK	3,321,202	USD	340,000	HSBC Bank USA N.A.	09/21/22	(14,275)
SGD	2,476,715	USD	1,800,000	JPMorgan Chase Bank N.A.	09/21/22	(16,448)
USD	3,949,624	CNH	26,780,000	Citibank N.A.	09/21/22	(49,434)
USD	957,965	CNH	6,483,998	Royal Bank of Canada	09/21/22	(10,290)
USD	15,473,274	CNH	103,800,000	Royal Bank of Canada	09/21/22	(27,182)
USD	243,853	MXN	5,136,000	Deutsche Bank AG	09/21/22	(7,901)

30	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	68,382	MXN	1,441,000	JPMorgan Chase Bank N.A.	09/21/22	$(2,252)
USD	2,830,484	MXN	59,565,000	JPMorgan Chase Bank N.A.	09/21/22	(89,249)
USD	102,542	NOK	1,010,417	Banco Santander SA	09/21/22	(219)
USD	1,381,241	NZD	2,223,524	Barclays Bank PLC	09/21/22	(6,227)
ZAR	59,000,000	USD	3,633,713	Morgan Stanley & Co. International PLC	09/21/22	(35,935)
USD	810,000	TRY	15,851,700	Goldman Sachs International	09/29/22	(69,062)
USD	810,000	TRY	15,851,700	Goldman Sachs International	09/29/22	(69,062)

						(2,826,415)

						$2,114,375

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alcoa Corp.	26	07/15/22	USD	100.00	USD	119	$91
Alphabet Inc., Class C	1	07/15/22	USD	2,200.00	USD	219	6,595
Alphabet Inc., Class C	1	07/15/22	USD	2,400.00	USD	219	1,040
Amazon.com, Inc.	20	07/15/22	USD	115.00	USD	212	2,090
Compagnie Financiere Richemont SA	14	07/15/22	CHF	130.00	CHF	142	301
Devon Energy Corp.	81	07/15/22	USD	70.00	USD	446	689
Devon Energy Corp.	142	07/15/22	USD	80.00	USD	783	355
Diamondback Energy, Inc.	55	07/15/22	USD	157.65	USD	666	825
Intuit, Inc.	4	07/15/22	USD	390.00	USD	154	4,460
InvesCo QQQ Trust, Series 1	27	07/15/22	USD	320.00	USD	757	405
InvesCo QQQ Trust, Series 1	18	07/15/22	USD	315.00	USD	505	459
InvesCo QQQ Trust, Series 1	75	07/15/22	USD	325.00	USD	2,102	713
Marathon Oil Corp.	152	07/15/22	USD	27.00	USD	342	2,280
Marathon Oil Corp.	139	07/15/22	USD	30.00	USD	312	765
Marathon Oil Corp.	146	07/15/22	USD	33.00	USD	328	438
Occidental Petroleum Corp.	66	07/15/22	USD	70.00	USD	389	2,079
Occidental Petroleum Corp.	16	07/15/22	USD	75.00	USD	94	184
Raymond James Financial, Inc.	14	07/15/22	USD	100.00	USD	125	1,015
10-Year U.S. Treasury Note Future	293	07/22/22	USD	118.00	USD	34,679	361,672
CF Industries Holdings, Inc.	18	08/19/22	USD	115.00	USD	154	1,305
CSX Corp.	53	08/19/22	USD	40.00	USD	154	398
Daimler AG	19	08/19/22	EUR	70.00	EUR	105	179
Eli Lilly & Co.	9	08/19/22	USD	320.00	USD	292	16,965
Generac Holdings, Inc.	5	08/19/22	USD	300.00	USD	105	763
Halliburton Co.	36	08/19/22	USD	39.00	USD	113	1,908
Northrop Grumman Corp.	5	08/19/22	USD	500.00	USD	239	6,225
SPDR S&P 500 ETF Trust	31	08/19/22	USD	450.00	USD	1,169	450
Domino’s Pizza, Inc.	3	09/16/22	USD	400.00	USD	117	6,225
General Motors Co.	30	09/16/22	USD	38.00	USD	95	2,445
Mosaic Co.	33	09/16/22	USD	70.00	USD	156	2,046
Pandora A/S	7	09/16/22	DKK	696.25	DKK	316	148
Valero Energy Corp.	8	09/16/22	USD	135.00	USD	85	1,736
Eli Lilly & Co.	3	10/21/22	USD	330.00	USD	97	6,630
Dynatrace, Inc.	7	11/18/22	USD	45.00	USD	28	2,415
Commerzbank AG	29	12/16/22	EUR	9.00	EUR	19	6,336
LVMH Moet Hennessy Louis Vuitton SE	1	12/16/22	EUR	640.00	EUR	58	2,672
Abbott Laboratories	7	01/20/23	USD	125.00	USD	76	2,160
Adobe, Inc.	1	01/20/23	USD	480.00	USD	37	1,058
Align Technology, Inc.	2	01/20/23	USD	290.00	USD	47	4,310
Alphabet Inc., Class C	1	01/20/23	USD	2,500.00	USD	219	12,100
Dynatrace, Inc.	7	01/20/23	USD	45.00	USD	28	3,045
Eli Lilly & Co.	2	01/20/23	USD	340.00	USD	65	5,045
Glencore International PLC	7	01/20/23	GBP	5.80	GBP	31	1,268
Humana, Inc.	1	01/20/23	USD	500.00	USD	47	2,990
Intuit, Inc.	1	01/20/23	USD	450.00	USD	39	2,390

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	31

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Nike, Inc., Class B	6	01/20/23	USD	135.00	USD	61	$1,209
Otis Worldwide Corp.	8	01/20/23	USD	85.00	USD	57	1,180
salesforce.com, Inc.	4	01/20/23	USD	200.00	USD	66	3,610
salesforce.com, Inc.	4	01/20/23	USD	210.00	USD	66	2,690
ServiceNow, Inc.	1	01/20/23	USD	550.00	USD	48	4,045
XPO Logistics, Inc.	5	01/20/23	USD	57.50	USD	24	1,975

							494,377

Put
Clorox Co.	22	07/15/22	USD	120.00	USD	310	605
Consumer Staples Select Sector SPDR Fund	273	07/15/22	USD	68.00	USD	1,971	9,555
iShares China Large-Cap ETF	371	07/15/22	USD	32.00	USD	1,258	12,428
iShares iBoxx $ Investment Grade Corporate Bond ETF	277	07/15/22	USD	109.00	USD	3,048	21,190
iShares Russell 2000 ETF	97	07/15/22	USD	175.00	USD	1,643	74,787
iShares Russell 2000 ETF	32	07/15/22	USD	165.00	USD	542	8,720
Kraft Heinz Co.	186	07/15/22	USD	35.00	USD	709	2,604
Apple, Inc.	28	08/19/22	USD	130.00	USD	383	13,580
FedEx Corp.	20	08/19/22	USD	210.00	USD	453	12,950
iShares iBoxx $ Investment Grade Corporate Bond ETF	306	08/19/22	USD	108.00	USD	3,367	43,605
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,100	08/19/22	USD	106.00	USD	23,106	179,550
Kroger Co.	139	08/19/22	USD	45.00	USD	658	19,807
10-Year U.S. Treasury Note Future	227	08/26/22	USD	115.00	USD	26,868	102,859
Consumer Staples Select Sector SPDR Fund	219	09/16/22	USD	73.00	USD	1,581	66,247
Dollar Tree, Inc.	27	09/16/22	USD	145.00	USD	421	19,372
SPDR S&P 500 ETF Trust	91	12/16/22	USD	350.00	USD	3,433	144,553

							732,412

							$1,226,789

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One Touch	Bank of America N.A.	—	07/01/22	CNH	7.13	CNH	7.13	USD	91	$—
USD Currency	Up-and-out	Bank of America N.A.	—	07/01/22	CNH	7.13	CNH	7.13	USD	3,698	4

											4

Put
JPY Currency	One Touch	HSBC Bank USA N.A.	—	08/24/22	JPY	118.00	JPY	118.00	USD	272	4,195
EUR Currency	One Touch	Bank of America N.A.	—	10/03/22	USD	1.00	USD	1.00	EUR	70	11,004
USD Currency	One Touch	Goldman Sachs International	—	12/08/22	JPY	122.00	JPY	122.00	USD	170	17,838
USD Currency	One Touch	Bank of America N.A.	—	03/28/23	JPY	105.00	JPY	105.00	USD	170	4,053
USD Currency	One Touch	Bank of America N.A.	—	03/28/23	JPY	105.00	JPY	105.00	USD	170	4,053
USD Currency	One Touch	Bank of America N.A.	—	04/19/23	JPY	110.00	JPY	110.00	USD	120	5,506

											46,649

											$46,653

OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Citibank N.A.	07/01/22	USD	0.75	AUD	1,750	$1
USD Currency	Bank of America N.A.	07/14/22	CNH	7.00	USD	9,206	184
USD Currency	Citibank N.A.	07/14/22	ZAR	16.30	USD	954	12,667
USD Currency	Morgan Stanley & Co. International PLC	07/14/22	USD	0.70	AUD	1,384	4,081
USD Currency	JPMorgan Chase Bank N.A.	07/21/22	CNH	6.70	USD	11,061	52,927
EUR Currency	Bank of America N.A.	08/05/22	USD	1.18	EUR	8,150	26
EUR Currency	Credit Suisse International	08/10/22	USD	1.21	EUR	4,810	10

32	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Purchased (continued)

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
EUR Currency	JPMorgan Chase Bank N.A.	08/10/22	USD	1.21	EUR	4,810	$10
USD Currency	Morgan Stanley & Co. International PLC	08/15/22	IDR	14,800.00	USD	1,448	23,796

							93,702

Put
EUR Currency	JPMorgan Chase Bank N.A.	07/01/22	USD	1.06	EUR	1,826	22,291
EUR Currency	Bank of America N.A.	07/11/22	USD	1.03	EUR	5,546	9,927
EUR Currency	JPMorgan Chase Bank N.A.	07/11/22	USD	1.01	EUR	5,546	1,581
USD Currency	Bank of America N.A.	07/14/22	BRL	5.00	USD	954	1,435
EUR Currency	JPMorgan Chase Bank N.A.	07/21/22	CHF	1.00	EUR	13,826	108,422
USD Currency	Citibank N.A.	07/21/22	JPY	126.00	USD	2,518	1,611
USD Currency	Barclays Bank PLC	07/22/22	BRL	4.85	USD	1,210	898
EUR Currency	JPMorgan Chase Bank N.A.	07/29/22	CHF	0.99	EUR	13,826	74,286
USD Currency	Citibank N.A.	08/08/22	JPY	130.00	USD	1,454	7,773
USD Currency	JPMorgan Chase Bank N.A.	08/11/22	CLP	855.00	USD	1,430	3,694
EUR Currency	Morgan Stanley & Co. International PLC	08/12/22	USD	1.03	EUR	37,643	253,771
USD Currency	Goldman Sachs International	08/22/22	JPY	126.50	USD	1,932	6,947
USD Currency	JPMorgan Chase Bank N.A.	08/22/22	JPY	121.00	USD	1,932	2,544
USD Currency	Barclays Bank PLC	09/08/22	JPY	130.04	USD	1,210	11,610
USD Currency	Barclays Bank PLC	09/08/22	JPY	130.04	USD	1,210	11,610
USD Currency	Royal Bank of Canada	09/08/22	JPY	130.00	USD	16,397	156,261
USD Currency	JPMorgan Chase Bank N.A.	09/15/22	JPY	130.04	USD	1,090	11,489
USD Currency	Barclays Bank PLC	09/21/22	JPY	115.00	USD	2,630	3,056
USD Currency	Royal Bank of Canada	09/21/22	JPY	127.00	USD	1,172	8,142

							697,348

							$791,050

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
30-Year Interest Rate Swap, 07/07/52	3-Month LIBOR, 2.29%	Quarterly	1.52%	Semi-Annual	Citibank N.A.	07/05/22	1.52%	USD	10,355	$—
30-Year Interest Rate Swap, 07/08/52	3-Month LIBOR, 2.29%	Quarterly	1.55%	Semi-Annual	Deutsche Bank AG	07/06/22	1.55	USD	2,175	—
30-Year Interest Rate Swap, 07/08/52	3-Month LIBOR, 2.29%	Quarterly	1.55%	Semi-Annual	Deutsche Bank AG	07/06/22	1.55	USD	2,175	—
1-Year Interest Rate Swap, 03/18/24	3-Month LIBOR, 2.29%	Quarterly	0.80%	Semi-Annual	Morgan Stanley & Co. International PLC	03/16/23	0.80	USD	123,605	21,539

										21,539

Put
5-Year Interest Rate Swap, 07/07/27	2.91%	Semi-Annual	1-Day SOFR, 0.82%	Quarterly	Morgan Stanley & Co. International PLC	07/05/22	2.91	USD	23,493	28,633
10-Year Interest Rate Swap, 08/10/32	0.42%	Annual	1-Day JPOIS, 0.00%	Annual	BNP Paribas S.A.	08/08/22	0.42	JPY	959,352	551
10-Year Interest Rate Swap, 08/10/32	0.42%	Annual	1-Day JPOIS, 0.00%	Annual	BNP Paribas S.A.	08/08/22	0.42	JPY	479,676	275
10-Year Interest Rate Swap, 09/15/32	2.63%	Annual	6-Month EURIBOR, 0.26%	Semi-Annual	Citibank N.A.	09/13/22	2.63	EUR	1,180	10,664
1-Year Interest Rate Swap, 04/03/24	2.47%	Annual	1-Day SONIA, 0.94%	Annual	Goldman Sachs International	04/03/23	2.47	GBP	46,501	397,019

										437,142

										$458,681

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	33

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
InvesCo QQQ Trust, Series 1	75	07/15/22	USD	340.00	USD	2,102	$(263)
10-Year U.S. Treasury Note Future	293	07/22/22	USD	120.00	USD	34,679	(100,719)

							(100,982)

Put
Alphabet Inc., Class C	1	07/15/22	USD	2,100.00	USD	219	(3,640)
Alphabet Inc., Class C	1	07/15/22	USD	2,000.00	USD	219	(1,745)
Compagnie Financiere Richemont SA	14	07/15/22	CHF	100.00	CHF	142	(4,905)
Consumer Staples Select Sector SPDR Fund	273	07/15/22	USD	63.00	USD	1,971	(4,914)
InvesCo QQQ Trust, Series 1	27	07/15/22	USD	265.00	USD	757	(7,938)
InvesCo QQQ Trust, Series 1	18	07/15/22	USD	260.00	USD	505	(3,717)
iShares China Large-Cap ETF	371	07/15/22	USD	29.00	USD	1,258	(1,855)
iShares iBoxx $ High Yield Corporate Bond ETF	282	07/15/22	USD	77.00	USD	2,076	(107,865)
iShares iBoxx $ Investment Grade Corporate Bond ETF	277	07/15/22	USD	105.00	USD	3,048	(3,186)
Kraft Heinz Co.	186	07/15/22	USD	32.50	USD	709	(837)
Raymond James Financial, Inc.	14	07/15/22	USD	85.00	USD	125	(1,785)
Apple, Inc.	28	08/19/22	USD	115.00	USD	383	(4,508)
CSX Corp.	53	08/19/22	USD	30.00	USD	154	(9,672)
Daimler AG	19	08/19/22	EUR	60.00	EUR	105	(11,996)
Eli Lilly & Co.	9	08/19/22	USD	260.00	USD	292	(1,791)
FedEx Corp.	20	08/19/22	USD	180.00	USD	453	(3,430)
Generac Holdings, Inc.	5	08/19/22	USD	220.00	USD	105	(12,850)
Halliburton Co.	36	08/19/22	USD	30.00	USD	113	(7,254)
iShares iBoxx $ High Yield Corporate Bond ETF	183	08/19/22	USD	72.00	USD	1,347	(27,633)
iShares iBoxx $ Investment Grade Corporate Bond ETF	306	08/19/22	USD	103.00	USD	3,367	(13,617)
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,100	08/19/22	USD	100.00	USD	23,106	(52,500)
Kroger Co.	139	08/19/22	USD	40.00	USD	658	(5,560)
Northrop Grumman Corp.	5	08/19/22	USD	400.00	USD	239	(1,538)
10-Year U.S. Treasury Note Future	454	08/26/22	USD	113.00	USD	53,735	(85,125)
Consumer Staples Select Sector SPDR Fund	219	09/16/22	USD	66.00	USD	1,581	(41,500)
Dollar Tree, Inc.	27	09/16/22	USD	125.00	USD	421	(7,479)
Domino’s Pizza, Inc.	3	09/16/22	USD	300.00	USD	117	(1,110)
General Motors Co.	30	09/16/22	USD	30.00	USD	95	(6,255)
Pandora A/S	7	09/16/22	DKK	550.00	DKK	313	(11,317)
Valero Energy Corp.	8	09/16/22	USD	110.00	USD	85	(10,260)
Eli Lilly & Co.	3	10/21/22	USD	260.00	USD	97	(1,508)
Dynatrace, Inc.	7	11/18/22	USD	35.00	USD	28	(2,345)
Commerzbank AG	29	12/16/22	EUR	7.20	EUR	19	(3,525)
LVMH Moet Hennessy Louis Vuitton SE	1	12/16/22	EUR	520.00	EUR	58	(3,060)
SPDR S&P 500 ETF Trust	137	12/16/22	USD	310.00	USD	5,168	(103,640)
Abbott Laboratories	7	01/20/23	USD	105.00	USD	76	(4,988)
Adobe, Inc.	1	01/20/23	USD	400.00	USD	37	(6,028)
Align Technology, Inc.	2	01/20/23	USD	230.00	USD	47	(7,170)
Alphabet Inc., Class C	1	01/20/23	USD	2,000.00	USD	219	(14,060)
Dynatrace, Inc.	7	01/20/23	USD	35.00	USD	28	(2,800)
Eli Lilly & Co.	2	01/20/23	USD	280.00	USD	65	(2,835)
Glencore International PLC	7	01/20/23	GBP	4.50	GBP	31	(5,341)
Humana, Inc.	1	01/20/23	USD	390.00	USD	47	(1,655)
Intuit, Inc.	1	01/20/23	USD	370.00	USD	39	(3,940)
Nike, Inc., Class B	6	01/20/23	USD	110.00	USD	61	(9,030)
Otis Worldwide Corp.	8	01/20/23	USD	65.00	USD	57	(3,080)
salesforce.com, Inc.	8	01/20/23	USD	160.00	USD	132	(13,840)
ServiceNow, Inc.	1	01/20/23	USD	450.00	USD	48	(5,350)
XPO Logistics, Inc.	5	01/20/23	USD	45.00	USD	24	(2,775)

							(654,752)

							$(755,734)

34	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	JPMorgan Chase Bank N.A.	—	07/01/22	USD	0.75	AUD	1,750	$(1)
USD Currency	Goldman Sachs International	—	07/19/22	TRY	17.50	USD	482	(5,712)
USD Currency	JPMorgan Chase Bank N.A.	—	07/21/22	CNH	6.90	USD	11,061	(3,197)
USD Currency	Barclays Bank PLC	—	07/22/22	BRL	5.20	USD	726	(18,263)
USD Currency	Citibank N.A.	—	08/08/22	JPY	136.00	USD	726	(10,614)
USD Currency	JPMorgan Chase Bank N.A.	—	08/11/22	CLP	890.00	USD	714	(34,602)
USD Currency	Morgan Stanley & Co. International PLC	—	08/12/22	USD	0.73	AUD	1,384	(1,793)
USD Currency	Morgan Stanley & Co. International PLC	—	08/15/22	IDR	15,200.00	USD	1,448	(8,760)

								(82,942)

Put
EUR Currency	JPMorgan Chase Bank N.A.	—	07/01/22	USD	1.03	EUR	1,826	(33)
EUR Currency	Bank of America N.A.	—	07/11/22	USD	1.00	EUR	5,546	(1,581)
EUR Currency	JPMorgan Chase Bank N.A.	—	07/21/22	CHF	1.00	EUR	13,826	(108,422)
USD Currency	Citibank N.A.	—	07/21/22	JPY	120.00	USD	2,518	(335)
USD Currency	Royal Bank of Canada	—	07/21/22	JPY	127.00	USD	1,172	(999)
USD Currency	Barclays Bank PLC	—	07/22/22	BRL	4.60	USD	1,936	(132)
EUR Currency	JPMorgan Chase Bank N.A.	—	07/29/22	CHF	0.97	EUR	13,826	(24,472)
USD Currency	Citibank N.A.	—	08/08/22	JPY	126.00	USD	1,454	(3,365)
USD Currency	JPMorgan Chase Bank N.A.	—	08/11/22	CLP	815.00	USD	2,144	(883)
EUR Currency	Morgan Stanley & Co. International PLC	—	08/12/22	USD	1.00	EUR	18,822	(43,551)
EUR Currency	Morgan Stanley & Co. International PLC	—	08/12/22	USD	1.00	EUR	18,822	(47,890)
USD Currency	Morgan Stanley & Co. International PLC	—	08/15/22	IDR	14,400.00	USD	966	(498)
USD Currency	Goldman Sachs International	—	08/22/22	JPY	121.00	USD	1,932	(2,544)
USD Currency	Barclays Bank PLC	—	09/08/22	JPY	124.71	USD	1,210	(4,741)
USD Currency	Barclays Bank PLC	—	09/08/22	JPY	124.71	USD	1,210	(4,741)
USD Currency	Royal Bank of Canada	—	09/08/22	JPY	125.00	USD	16,397	(67,358)
USD Currency	JPMorgan Chase Bank N.A.	—	09/15/22	JPY	124.71	USD	1,090	(4,836)
S&P 500 Index	Citibank N.A.	413	09/16/22	USD	3,700.00	USD	1,563	(58,612)
USD Currency	Barclays Bank PLC	—	09/21/22	JPY	112.00	USD	2,630	(2,030)

								(377,023)

								$(459,965)

OTC Credit Default Swaptions Written

	Paid by the Fund	Received by the Fund	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price		Notional Amount (000)		Value
Description	Rate/Reference	Rate/Reference
Call
Buy Protection 5-Year Credit Default Swap, 06/20/27	CDX.NA.HY.38.V2	5.00%	Quarterly	JPMorgan Chase Bank N.A.	09/21/22	N/R	USD	103.00	USD	1,459	$(1,542)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap, 02/17/25	1.40%	Semi-Annual	1-Day SOFR, 0.82%	Quarterly	Morgan Stanley & Co. International PLC	02/15/23	1.40%	USD	49,553	$(49,631)
1-Year Interest Rate Swap, 03/18/24	0.40%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.40	USD	123,605	(13,365)
1-Year Interest Rate Swap, 03/18/24	0.60%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.60	USD	123,605	(16,917)

										(79,913)

Put
10-Year Interest Rate Swap, 08/14/32	1-Day SOFR, 0.82%	Quarterly	3.20%	Semi-Annual	Goldman Sachs International	08/12/22	3.20	USD	5,714	(23,591)
10-Year Interest Rate Swap, 08/19/32	1-Day SOFR, 0.82%	Quarterly	3.23%	Semi-Annual	Citibank N.A.	08/17/22	3.23	USD	11,222	(47,867)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	35

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put (continued)
10-Year Interest Rate Swap, 08/26/32	1-Day SOFR, 0.82%	Quarterly	3.10%	Semi-Annual	Morgan Stanley & Co. International PLC	08/24/22	3.10%	USD	22,999	$(173,463)
10-Year Interest Rate Swap, 09/02/32	1-Day SOFR, 0.82%	Quarterly	3.00%	Semi-Annual	Morgan Stanley & Co. International PLC	08/31/22	3.00	USD	11,770	(130,615)
10-Year Interest Rate Swap, 09/15/32	6-Month EURIBOR, 0.26%	Semi-Annual	3.13%	Annual	Citibank N.A.	09/13/22	3.13	EUR	1,180	(3,272)
10-Year Interest Rate Swap, 09/25/32	1-Day SOFR, 0.82%	Quarterly	3.45%	Semi-Annual	Citibank N.A.	09/23/22	3.45	USD	16,881	(79,788)
5-Year Interest Rate Swap, 10/06/27	1-Day SOFR, 0.82%	Quarterly	2.91%	Semi-Annual	Morgan Stanley & Co. International PLC	10/04/22	2.91	USD	23,492	(270,716)
10-Year Interest Rate Swap, 11/25/32	1-Day SOFR, 0.82%	Quarterly	3.20%	Semi-Annual	Goldman Sachs International	11/23/22	3.20	USD	11,066	(149,988)
10-Year Interest Rate Swap, 12/14/32	6-Month EURIBOR, 0.26%	Semi-Annual	2.75%	Annual	Goldman Sachs International	12/12/22	2.75	EUR	425	(6,607)
2-Year Interest Rate Swap, 02/17/25	1-Day SOFR, 0.82%	Quarterly	2.60%	Semi-Annual	Morgan Stanley & Co. International PLC	02/15/23	2.60	USD	49,553	(640,790)
2-Year Interest Rate Swap, 02/17/25	1-Day SOFR, 0.82%	Quarterly	2.70%	Semi-Annual	Morgan Stanley & Co. International PLC	02/15/23	2.70	USD	49,553	(584,852)
10-Year Interest Rate Swap, 03/25/33	1-Day SOFR, 0.82%	Quarterly	3.27%	Semi-Annual	Goldman Sachs International	03/23/23	3.27	USD	35,317	(637,220)
10-Year Interest Rate Swap, 03/26/33	1-Day SOFR, 0.82%	Quarterly	3.28%	Semi-Annual	Goldman Sachs International	03/24/23	3.28	USD	11,507	(205,277)
1-Year Interest Rate Swap, 04/03/24	1-Day SONIA, 0.94%	Annual	3.22%	Annual	Goldman Sachs International	04/03/23	3.22	GBP	93,003	(433,031)
10-Year Interest Rate Swap, 04/08/33	1-Day SOFR, 0.82%	Quarterly	3.40%	Semi-Annual	Morgan Stanley & Co. International PLC	04/06/23	3.40	USD	11,751	(184,416)
10-Year Interest Rate Swap, 04/20/33	1-Day SOFR, 0.82%	Quarterly	3.45%	Semi-Annual	Morgan Stanley & Co. International PLC	04/18/23	3.45	USD	5,856	(88,668)
10-Year Interest Rate Swap, 04/20/33	1-Day SOFR, 0.82%	Quarterly	3.45%	Semi-Annual	Bank of America N.A.	04/18/23	3.45	USD	5,850	(88,576)
10-Year Interest Rate Swap, 05/07/33	1-Day SOFR, 0.82%	Quarterly	3.75%	Semi-Annual	Citibank N.A.	05/05/23	3.75	USD	11,428	(123,292)
10-Year Interest Rate Swap, 05/13/33	1-Day SOFR, 0.82%	Quarterly	3.57%	Semi-Annual	Goldman Sachs International	05/11/23	3.57	USD	11,237	(153,976)
10-Year Interest Rate Swap, 06/25/33	1-Day SOFR, 0.82%	Quarterly	3.67%	Semi-Annual	Citibank N.A.	06/23/23	3.67	USD	11,254	(148,908)

										(4,174,913)

										$(4,254,826)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.XO.34.V2	5.00%	Quarterly	12/20/25	EUR	533	$(2,174)	$(50,771)	$48,597

36	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.38.V2	5.00%	Quarterly	06/20/27	B+	USD	4,511	$(125,356)	$(71,799)	$(53,557)
ITRAXX.EUR.37.V1	1.00	Quarterly	06/20/27	BB+	EUR	1,680	(15,022)	(12,807)	(2,215)
ITRAXX.XO.37.V1	5.00	Quarterly	06/20/27	B	EUR	1,365	(42,204)	3,235	(45,439)

							$(182,582)	$(81,371)	$(101,211)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
6.50%	Monthly	UK Retail Price Index All Items	Monthly	04/15/24	GBP 320	$6,515	$102	$6,413
UK Retail Price Index All Items	Monthly	3.85%	Monthly	07/15/31	GBP 390	(54,326)	12	(54,338)

						$(47,811)	$114	$(47,925)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Month MXIBOR, 8.03%	Monthly	4.42%	Monthly	N/A		02/28/23	MXN	34,384	$(54,609)	$2	$(54,611)
1-Month MXIBOR, 8.03%	Monthly	4.50%	Monthly	N/A		03/03/23	MXN	34,373	(54,031)	3	(54,034)
1-Month MXIBOR, 8.03%	Monthly	4.68%	Monthly	N/A		02/27/24	MXN	24,395	(92,270)	4	(92,274)
1-Month MXIBOR, 8.03%	Monthly	4.86%	Monthly	N/A		03/01/24	MXN	24,395	(89,056)	4	(89,060)
1-Day SOFR, 0.82%	Annual	1.13%	Annual	N/A		03/07/24	USD	53,146	(1,570,705)	198	(1,570,903)
0.40%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		03/08/24	USD	92,780	4,304,477	231	4,304,246
1-Day SOFR, 0.82%	Annual	1.13%	Annual	N/A		03/08/24	USD	78,484	(2,325,442)	292	(2,325,734)
0.44%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		03/11/24	USD	100,000	4,557,715	251	4,557,464
1-Day SOFR, 0.82%	Annual	1.08%	Annual	N/A		03/18/24	USD	107,840	(3,381,117)	410	(3,381,527)
0.45%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		03/19/24	USD	23,502	1,094,455	60	1,094,395
0.44%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		03/22/24	USD	52,000	2,439,919	230	2,439,689
6.15%	Quarterly	3-Month WIBOR, 7.05%	Annual	04/11/23	(a)	04/11/24	PLN	8,048	28,376	3	28,373
1.32%	Monthly	1-Day ESTR, 881.94%	Monthly	04/14/23	(a)	04/14/24	EUR	2,570	6,340	(744)	7,084
1.33%	Monthly	1-Day ESTR, 881.94%	Monthly	04/14/23	(a)	04/14/24	EUR	2,570	6,207	(272)	6,479
1.35%	Monthly	1-Day ESTR, 881.94%	Monthly	04/14/23	(a)	04/14/24	EUR	1,290	2,818	(655)	3,473
1-Day SONIA, 0.94%	Monthly	2.80%	Monthly	04/21/23	(a)	04/21/24	GBP	6,620	(2,619)	40	(2,659)
1.19%	Monthly	1-Day ESTR, 881.94%	Monthly	04/25/23	(a)	04/25/24	EUR	7,640	30,068	(94)	30,162
1.16%	Monthly	1-Day ESTR, 881.94%	Monthly	05/03/23	(a)	05/03/24	EUR	8,070	35,212	2,369	32,843
1.45%	Monthly	1-Day ESTR, 881.94%	Monthly	05/11/23	(a)	05/11/24	EUR	5,650	7,965	222	7,743
1.52%	Monthly	1-Day ESTR, 881.94%	Monthly	06/05/23	(a)	06/05/24	EUR	7,270	5,851	25	5,826
1.69%	Monthly	1-Day ESTR, 881.94%	Monthly	06/08/23	(a)	06/08/24	EUR	11,450	(10,001)	58	(10,059)
1.73%	Monthly	1-Day ESTR, 881.94%	Monthly	06/12/23	(a)	06/12/24	EUR	11,410	(14,628)	58	(14,686)
0.51%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		07/13/24	USD	15,789	848,697	82	848,615
0.55%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		07/16/24	USD	23,714	1,250,241	123	1,250,118
0.55%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		07/20/24	USD	15,854	839,535	83	839,452
0.55%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		07/20/24	USD	7,927	419,479	42	419,437
0.49%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		07/23/24	USD	15,880	864,854	83	864,771
0.49%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		07/23/24	USD	15,880	866,009	84	865,925
0.56%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		08/12/24	USD	23,993	1,293,463	129	1,293,334
0.57%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		08/13/24	USD	15,662	840,440	85	840,355
0.57%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		08/27/24	USD	8,168	443,164	45	443,119
0.57%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		08/27/24	USD	8,168	442,670	45	442,625
0.57%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		08/27/24	USD	8,086	437,950	44	437,906
0.57%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		08/27/24	USD	8,209	444,248	45	444,203
0.57%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		08/27/24	USD	8,209	443,872	45	443,827

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	37

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
2.00%	Annual	1-Day SOFR, 0.82%	Annual	02/17/23	(a)	02/17/25	USD	13,940	$255,567	$62	$255,505
0.98%	Annual	1-Day ESTR, 881.94%	Annual	04/04/23	(a)	04/04/25	EUR	4,820	61,219	17,567	43,652
1.05%	Annual	1-Day ESTR, 881.94%	Annual	04/04/23	(a)	04/04/25	EUR	2,090	23,570	(44)	23,614
2.39%	Monthly	1-Day SONIA, 0.94%	Monthly	04/22/24	(a)	04/22/25	GBP	6,830	9,434	29	9,405
1.31%	Annual	1-Day ESTR, 881.94%	Annual	04/25/23	(a)	04/25/25	EUR	2,040	12,495	(272)	12,767
3-Month LIBOR, 2.29%	Quarterly	0.46%	Semi-Annual	N/A		11/23/25	USD	8,405	(718,152)	106	(718,258)
3-Month LIBOR, 2.29%	Quarterly	0.39%	Semi-Annual	N/A		02/10/26	USD	20,840	(1,918,501)	139	(1,918,640)
0.68%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		02/19/26	USD	12,034	975,339	81	975,258
0.70%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		02/22/26	USD	3,289	264,777	22	264,755
3-Month LIBOR, 2.29%	Quarterly	0.83%	Semi-Annual	N/A		03/08/26	USD	22,775	(1,727,140)	155	(1,727,295)
0.60%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		04/08/26	USD	54,466	4,850,496	384	4,850,112
0.62%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		04/08/26	USD	22,427	1,980,316	159	1,980,157
3-Month LIBOR, 2.29%	Quarterly	0.85%	Semi-Annual	N/A		04/08/26	USD	54,466	(4,336,014)	384	(4,336,398)
3-Month LIBOR, 2.29%	Quarterly	0.87%	Semi-Annual	N/A		04/08/26	USD	22,427	(1,768,470)	158	(1,768,628)
0.63%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		05/26/26	USD	55,869	5,015,841	408	5,015,433
0.64%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		05/27/26	USD	84,240	7,535,085	616	7,534,469
0.85%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		05/27/26	USD	28,080	2,289,745	206	2,289,539
3-Month LIBOR, 2.29%	Quarterly	0.87%	Semi-Annual	N/A		07/13/26	USD	9,304	(755,986)	69	(756,055)
0.94%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		10/14/26	USD	5,483	468,279	43	468,236
1.17%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		10/14/26	USD	9,208	699,024	73	698,951
1.15%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		11/10/26	USD	22,414	1,745,431	182	1,745,249
3-Month LIBOR, 2.29%	Quarterly	1.39%	Semi-Annual	N/A		01/07/27	USD	40,270	(2,669,147)	337	(2,669,484)
3-Month LIBOR, 2.29%	Quarterly	1.42%	Semi-Annual	N/A		01/10/27	USD	16,315	(1,059,892)	136	(1,060,028)
3-Month LIBOR, 2.29%	Quarterly	1.47%	Semi-Annual	N/A		01/14/27	USD	5,755	(361,459)	48	(361,507)
3-Month LIBOR, 2.29%	Quarterly	1.63%	Semi-Annual	N/A		02/09/27	USD	54,116	(3,062,550)	461	(3,063,011)
1-Day SOFR, 0.82%	Annual	1.56%	Annual	N/A		03/07/27	USD	26,573	(1,338,082)	230	(1,338,312)
1-Day ESTR, 881.94%	Monthly	0.93%	Monthly	04/07/26	(a)	04/07/27	EUR	9,880	(99,043)	(13,797)	(85,246)
1-Day ESTR, 881.94%	Monthly	0.94%	Monthly	04/07/26	(a)	04/07/27	EUR	9,890	(97,970)	(1,060)	(96,910)
1-Day ESTR, 881.94%	Monthly	1.37%	Monthly	04/23/26	(a)	04/23/27	EUR	4,440	(25,414)	68	(25,482)
1-Day ESTR, 881.94%	Monthly	1.67%	Monthly	05/12/26	(a)	05/12/27	EUR	6,790	(19,089)	(862)	(18,227)
1-Day ESTR, 881.94%	Monthly	1.81%	Monthly	06/10/26	(a)	06/10/27	EUR	11,980	(18,708)	65	(18,773)
3-Month LIBOR, 2.29%	Quarterly	0.66%	Semi-Annual	N/A		09/25/30	USD	1,243	(216,183)	20	(216,203)
0.71%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		09/25/30	USD	1,243	211,523	21	211,502
5.81%	Monthly	1-Month MXIBOR, 8.03%	Monthly	N/A		10/17/30	MXN	60,000	548,107	48	548,059
5.89%	Monthly	1-Month MXIBOR, 8.03%	Monthly	N/A		10/22/30	MXN	100,000	889,270	81	889,189
0.81%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		11/23/30	USD	5,481	917,150	99	917,051
1.17%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		02/04/31	USD	9,608	1,347,351	135	1,347,216
1.20%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		02/05/31	USD	2,857	395,950	40	395,910
5.52%	Monthly	1-Month MXIBOR, 8.03%	Monthly	N/A		02/11/31	MXN	120,000	1,221,338	7,715	1,213,623
6-Month EURIBOR, 0.26%	Semi-Annual	0.60%	Annual	N/A		02/15/31	EUR	730	(87,121)	12	(87,133)
6-Month EURIBOR, 0.26%	Semi-Annual	0.77%	Annual	N/A		02/15/31	EUR	1,970	(206,590)	34	(206,624)
6-Month EURIBOR, 0.26%	Semi-Annual	0.79%	Annual	N/A		02/15/31	EUR	2,320	(238,745)	39	(238,784)
6-Month EURIBOR, 0.26%	Semi-Annual	1.24%	Annual	N/A		02/15/31	EUR	620	(42,273)	10	(42,283)
6-Month EURIBOR, 0.26%	Semi-Annual	1.47%	Annual	N/A		02/15/31	EUR	750	(37,009)	(121)	(36,888)
6-Month EURIBOR, 0.26%	Semi-Annual	1.70%	Annual	N/A		02/15/31	EUR	3,015	(89,243)	49	(89,292)
6-Month EURIBOR, 0.26%	Semi-Annual	1.90%	Annual	N/A		02/15/31	EUR	520	(6,380)	8	(6,388)
3-Month LIBOR, 2.29%	Quarterly	1.40%	Semi-Annual	N/A		04/07/31	USD	41,944	(5,349,431)	607	(5,350,038)
3-Month LIBOR, 2.29%	Quarterly	1.42%	Semi-Annual	N/A		04/08/31	USD	12,190	(1,536,111)	177	(1,536,288)
1.57%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		05/27/31	USD	7,833	909,800	115	909,685
1.54%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		05/28/31	USD	1,391	165,000	20	164,980
6-Month EURIBOR, 0.26%	Semi-Annual	2.36%	Annual	09/12/22	(a)	08/15/31	EUR	630	10,727	11	10,716
0.02%	Annual	6-Month EURIBOR, 0.26%	Semi-Annual	N/A		08/26/31	EUR	8,789	1,599,218	165	1,599,053
1.40%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		10/12/31	USD	7,023	946,267	105	946,162
1.38%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		10/14/31	USD	4,274	582,043	64	581,979
1.38%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		10/14/31	USD	6,215	847,786	93	847,693
3-Month LIBOR, 2.29%	Quarterly	1.59%	Semi-Annual	N/A		10/14/31	USD	16,740	(1,990,577)	254	(1,990,831)
3-Month LIBOR, 2.29%	Quarterly	1.62%	Semi-Annual	N/A		11/19/31	USD	22,175	(2,617,053)	340	(2,617,393)
1.44%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		11/26/31	USD	3,889	517,440	59	517,381
1.41%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		11/30/31	USD	2,702	366,785	41	366,744
1-Month MXIBOR, 8.03%	Monthly	7.60%	Monthly	N/A		01/01/32	MXN	27,334	(113,345)	9	(113,354)
1-Month MXIBOR, 8.03%	Monthly	7.57%	Monthly	N/A		01/12/32	MXN	10,352	(43,970)	4	(43,974)

38	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
1-Month MXIBOR, 8.03%	Monthly	7.53%	Monthly	N/A		01/23/32	MXN	18,666	$(81,539)	$14	$(81,553)
3-Month LIBOR, 2.29%	Quarterly	1.76%	Semi-Annual	N/A		01/28/32	USD	33,147	(3,444,999)	514	(3,445,513)
1-Month MXIBOR, 8.03%	Monthly	7.61%	Monthly	N/A		01/28/32	MXN	50,000	(206,718)	38	(206,756)
1-Month MXIBOR, 8.03%	Monthly	7.68%	Monthly	N/A		01/30/32	MXN	29,564	(115,512)	21	(115,533)
1-Month MXIBOR, 8.03%	Monthly	8.29%	Monthly	N/A		03/17/32	MXN	17,556	(33,839)	14	(33,853)
2.38%	Annual	1-Day SOFR, 0.82%	Annual	N/A		04/08/32	USD	2,064	64,345	32	64,313
1-Month MXIBOR, 8.03%	Monthly	8.96%	Monthly	N/A		04/21/32	MXN	13,119	2,741	10	2,731
2.60%	Annual	1-Day SOFR, 0.82%	Annual	N/A		05/26/32	USD	2,477	37,158	39	37,119
6-Month EURIBOR, 0.26%	Semi-Annual	2.74%	Annual	06/24/27	(a)	06/24/32	EUR	2,600	17,660	1,479	16,181
2.96%	Annual	1-Day SOFR, 0.82%	Annual	06/24/27	(a)	06/24/32	USD	2,950	(17,961)	959	(18,920)
6-Month EURIBOR, 0.26%	Semi-Annual	2.56%	Annual	06/25/27	(a)	06/25/32	EUR	2,170	(3,341)	30	(3,371)
6-Month EURIBOR, 0.26%	Semi-Annual	2.58%	Annual	06/25/27	(a)	06/25/32	EUR	2,140	(1,399)	29	(1,428)
6-Month EURIBOR, 0.26%	Semi-Annual	2.61%	Annual	06/25/27	(a)	06/25/32	EUR	2,540	2,204	2,612	(408)
2.86%	Annual	1-Day SOFR, 0.82%	Annual	06/25/27	(a)	06/25/32	USD	2,870	(6,370)	396	(6,766)
6-Month EURIBOR, 0.26%	Semi-Annual	2.65%	Annual	06/28/27	(a)	06/28/32	EUR	1,640	4,347	(126)	4,473
6-Month EURIBOR, 0.26%	Semi-Annual	2.67%	Annual	06/29/27	(a)	06/29/32	EUR	2,470	8,466	34	8,432
2.97%	Annual	1-Day SOFR, 0.82%	Annual	06/29/27	(a)	06/29/32	USD	2,930	(19,267)	38	(19,305)
6-Month EURIBOR, 0.26%	Semi-Annual	2.80%	Annual	06/30/27	(a)	06/30/32	EUR	1,740	16,409	963	15,446
1.70%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		11/26/41	USD	2,087	445,032	49	444,983
1.30%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		11/19/50	USD	5,222	1,691,005	144	1,690,861
1.22%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		11/27/50	USD	6,800	2,309,238	187	2,309,051
1.45%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		12/11/50	USD	1,791	527,930	50	527,880
3-Month LIBOR, 2.29%	Quarterly	1.20%	Semi-Annual	N/A		12/22/50	USD	7,691	(2,649,426)	213	(2,649,639)
1.27%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		12/30/50	USD	6,800	2,250,048	188	2,249,860
1.45%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		01/07/51	USD	6,212	1,814,202	186	1,814,016
1.52%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		01/08/51	USD	2,120	587,427	64	587,363
1.63%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		01/25/51	USD	4,697	1,204,099	141	1,203,958
1.48%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		01/28/51	USD	7,179	2,049,205	216	2,048,989
1.58%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		02/01/51	USD	4,957	1,321,015	149	1,320,866
1.66%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		02/04/51	USD	5,469	1,365,567	164	1,365,403
1.68%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		02/05/51	USD	2,857	702,387	86	702,301
0.89%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		02/10/51	USD	3,789	1,530,651	114	1,530,537
3-Month LIBOR, 2.29%	Quarterly	1.24%	Semi-Annual	N/A		02/10/51	USD	5,684	(1,898,928)	171	(1,899,099)
1.91%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		02/22/51	USD	1,118	223,237	34	223,203
2.01%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		05/27/51	USD	4,052	750,454	125	750,329
1.97%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		05/28/51	USD	668	128,623	20	128,603
2.04%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		06/07/51	USD	1,266	228,304	39	228,265
3-Month LIBOR, 2.29%	Quarterly	1.83%	Semi-Annual	N/A		06/22/51	USD	4,593	(1,023,240)	142	(1,023,382)
1.63%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		08/23/51	USD	1,028	264,878	32	264,846
1.85%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		10/15/51	USD	1,508	326,820	47	326,773
1.82%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		10/18/51	USD	2,342	521,489	72	521,417
3-Month LIBOR, 2.29%	Quarterly	1.84%	Semi-Annual	N/A		11/08/51	USD	2,545	(560,592)	79	(560,671)
1.71%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		11/30/51	USD	989	244,006	30	243,976
1.96%	Semi-Annual	3-Month LIBOR, 2.29%	Quarterly	N/A		01/21/52	USD	9,852	1,870,066	305	1,869,761

									$31,918,154	$30,180	$31,887,974

(a)	Forward Swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/24	USD	838	$16,936	$10,491	$6,445
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	838	16,936	10,291	6,645
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	509	10,287	6,251	4,036
Federal Republic of Brazil	1.00	Quarterly	Bank of America N.A.	06/20/27	USD	374	31,263	23,794	7,469
Federal Republic of Brazil	1.00	Quarterly	Bank of America N.A.	06/20/27	USD	374	31,263	24,024	7,239
Federal Republic of Brazil	1.00	Quarterly	Bank of America N.A.	06/20/27	USD	225	18,808	14,684	4,124

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	39

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil	1.00%	Quarterly	Bank of America N.A.	06/20/27	USD	417	$34,857	$27,043	$7,814
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	06/20/27	USD	5,309	443,766	308,855	134,911
Republic of Chile	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	517	2,864	(2,874)	5,738
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	558	46,335	29,642	16,693
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	366	30,355	15,386	14,969
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	366	30,355	15,699	14,656
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	366	30,355	15,570	14,785
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	366	30,355	15,695	14,660
Republic of Indonesia	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	1,471	27,965	17,196	10,769
Republic of Philippines	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	2,202	26,960	11,319	15,641
United Mexican States	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	2,094	69,896	12,672	57,224

							$899,556	$555,738	$343,818

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	2.00%	Monthly	Goldman Sachs International	09/17/58	N/R	USD	94	$(3,197)	$(1,734)	$(1,463)
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	88	(3,020)	(1,637)	(1,383)
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	94	(3,197)	(1,538)	(1,659)
CMBX.NA.9	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	187	(6,393)	(3,325)	(3,068)
CMBX.NA.9	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	1,350	(230,743)	(132,991)	(97,752)
CMBX.NA.9	3.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	70	(11,965)	(344)	(11,621)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	265	(45,294)	(1,048)	(44,246)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	190	(32,475)	(568)	(31,907)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	70	(11,965)	(344)	(11,621)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	2,000	(341,843)	(216,329)	(125,514)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	2,000	(341,843)	(224,760)	(117,083)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	2,000	(341,843)	(222,552)	(119,291)

								$(1,373,778)	$(807,170)	$(566,608)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.42%	Semi-Annual	1-Day CLP Interbank Rate, 19,825.16%	Semi-Annual	Bank of America N.A.	N/A	04/01/23	CLP	1,996,452	$168,756	$—	$168,756
1-Day CLP Interbank Rate, 19,825.16%	Semi-Annual	1.65%	Semi-Annual	Bank of America N.A.	N/A	05/28/23	CLP	1,996,452	(164,646)	—	(164,646)
China Fixing Repo Rates 7-Day, 2.50%	Quarterly	2.24%	Quarterly	Bank of America N.A.	N/A	09/21/24	CNY	31,440	(8,486)	—	(8,486)

40	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund			Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty
China Fixing Repo Rates 7-Day, 2.50%	Quarterly	2.28%	Quarterly	BNP Paribas S.A.	N/A	09/21/24	CNY	20,115	$(3,224)	$—	$(3,224)
China Fixing Repo Rates 7-Day, 2.50%	Quarterly	2.29%	Quarterly	BNP Paribas S.A.	N/A	09/21/24	CNY	20,113	(2,179)	—	(2,179)
China Fixing Repo Rates 7-Day, 2.50%	Quarterly	2.31%	Quarterly	Bank of America N.A.	N/A	09/21/24	CNY	20,116	(1,106)	—	(1,106)
China Fixing Repo Rates 7-Day, 2.50%	Quarterly	2.32%	Quarterly	Deutsche Bank AG	N/A	09/21/24	CNY	20,116	(960)	—	(960)
China Fixing Repo Rates 7-Day, 2.50%	Quarterly	2.34%	Quarterly	Bank of America N.A.	N/A	09/21/24	CNY	13,950	340	—	340
China Fixing Repo Rates 7-Day, 2.50%	Quarterly	2.35%	Quarterly	Deutsche Bank AG	N/A	09/21/24	CNY	13,950	541	—	541
1-Day BZDIOVER, 0.05%	Monthly	12.03%	Monthly	BNP Paribas S.A.	N/A	01/02/25	BRL	5,170	(15,827)	—	(15,827)
2.49%	Quarterly	China Fixing Repo Rates 7-Day, 2.50%	Quarterly	BNP Paribas S.A.	N/A	09/21/27	CNY	2,587	2,793	—	2,793
2.49%	Quarterly	China Fixing Repo Rates 7-Day, 2.50%	Quarterly	Bank of America N.A.	N/A	09/21/27	CNY	13,120	13,805	—	13,805
2.51%	Quarterly	China Fixing Repo Rates 7-Day, 2.50%	Quarterly	BNP Paribas S.A.	N/A	09/21/27	CNY	2,587	2,320	—	2,320
2.53%	Quarterly	China Fixing Repo Rates 7-Day, 2.50%	Quarterly	Bank of America N.A.	N/A	09/21/27	CNY	2,588	2,110	—	2,110
2.54%	Quarterly	China Fixing Repo Rates 7-Day, 2.50%	Quarterly	Deutsche Bank AG	N/A	09/21/27	CNY	2,588	1,935	—	1,935
2.58%	Quarterly	China Fixing Repo Rates 7-Day, 2.50%	Quarterly	Bank of America N.A.	N/A	09/21/27	CNY	5,785	2,762	—	2,762
2.58%	Quarterly	China Fixing Repo Rates 7-Day, 2.50%	Quarterly	Citibank N.A.	N/A	09/21/27	CNY	9,133	3,866	—	3,866
2.59%	Quarterly	China Fixing Repo Rates 7-Day, 2.50%	Quarterly	Deutsche Bank AG	N/A	09/21/27	CNY	5,785	2,371	—	2,371
2.59%	Quarterly	China Fixing Repo Rates 7-Day, 2.50%	Quarterly	Citibank N.A.	N/A	09/21/27	CNY	9,296	3,432	—	3,432
2.60%	Quarterly	China Fixing Repo Rates 7-Day, 2.50%	Quarterly	Citibank N.A.	N/A	09/21/27	CNY	4,811	1,386	—	1,386

									$9,989	$—	$9,989

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	41

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps	$51,576	$(153,424)	$82,142,455	$(50,355,020)	$—
OTC Swaps	558,612	(810,044)	550,235	(763,036)	—
Options Written	N/A	N/A	1,227,510	(1,898,558)	(5,472,067)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$88,812	$—	$2,459,203	$—	$2,548,015
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	4,940,790	—	—	4,940,790
Options purchased
Investments at value — unaffiliated(b)	—	—	762,258	837,703	923,212	—	2,523,173
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	48,597	—	—	82,087,445	6,413	82,142,455
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	902,430	—	—	206,417	—	1,108,847

	$—	$951,027	$851,070	$5,778,493	$85,676,277	$6,413	$93,263,280

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$89,341	$—	$2,650,138	$—	$2,739,479
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	2,826,415	—	—	2,826,415
Options written
Options written at value	—	1,542	628,502	401,353	4,440,670	—	5,472,067
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	101,211	—	—	50,199,471	54,338	50,355,020
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	1,376,652	—	—	196,428	—	1,573,080

	$—	$1,479,405	$717,843	$3,227,768	$57,486,707	$54,338	$62,966,061

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.

For the period ended June 30, 2022, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$2,971,522	$—	$(7,014,252)	$—	$(4,042,730)
Forward foreign currency exchange contracts	—	—	—	(3,531,208)	—	—	(3,531,208)
Options purchased(a)	—	—	(1,121,761)	(938,736)	(254,842)	—	(2,315,339)
Options written	—	—	644,214	1,376,064	(330,592)	—	1,689,686
Swaps	—	251,804	—	—	(1,402,333)	(605,693)	(1,756,222)

	$—	$251,804	$2,493,975	$(3,093,880)	$(9,002,019)	$(605,693)	$(9,955,813)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$137,985	$—	$(2,232,981)	$—	$(2,094,996)

42	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	$—	$—	$—	$3,499,731	$—	$—	$3,499,731
Options purchased(b)	—	—	(591,725)	(12,818)	(220,044)	—	(824,587)
Options written	—	5,188	(216,389)	538,196	(2,184,797)	—	(1,857,802)
Swaps	—	(305,130)	—	—	18,186,800	392,582	18,274,252

	$—	$(299,942)	$(670,129)	$4,025,109	$13,548,978	$392,582	$16,996,598

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$484,869,428
Average notional value of contracts — short	$486,777,807
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$291,432,994
Average amounts sold — in USD	$226,084,065
Options:
Average value of option contracts purchased	$2,545,131
Average value of option contracts written	$1,252,106
Average notional value of swaption contracts purchased	$210,888,279
Average notional value of swaption contracts written	$609,040,801
Credit default swaps:
Average notional value — buy protection	$44,856,542
Average notional value — sell protection	$12,259,175
Interest rate swaps:
Average notional value — pays fixed rate	$1,032,760,038
Average notional value — receives fixed rate	$803,393,261
Inflation swaps:
Average notional value — pays fixed rate	$2,823,122
Average notional value — receives fixed rate	$2,778,957

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities

Derivative Financial Instruments
Futures contracts	$2,369,751		$2,721,501
Forward foreign currency exchange contracts	4,940,790		2,826,415
Options	2,523,173	(a)	5,472,067
Swaps — centrally cleared	—		518,280
Swaps — OTC(b)	1,108,847		1,573,080

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	10,942,561		13,111,343

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(3,596,540)		(3,995,515)

Total derivative assets and liabilities subject to an MNA	$7,346,021		$9,115,828

(a)

Includes options purchased at value which is included in Investments at value — unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.

(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Consolidated Statement of Assets and Liabilities.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	43

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received (b)	Cash Collateral Received	Net Amount of Derivative Assets	(c)(d)
Australia and New Zealand Bank Group	$45,563	$—	$—	$—	$45,563
Bank of America N.A.	1,276,327	(278,010)	(998,317)	—	—
Bank of Montreal	261,496	(261,496)	—	—	—
Barclays Bank PLC	518,305	(56,724)	(461,581)	—	—
BNP Paribas S.A.	71,229	(21,230)	—	—	49,999
Citibank N.A.	198,861	(198,861)	—	—	—
Commonwealth Bank of Australia	110,151	—	—	—	110,151
Credit Suisse International	10	—	—	—	10
Deutsche Bank AG	57,881	(57,881)	—	—	—
Goldman Sachs International	551,253	(551,253)	—	—	—
HSBC Bank USA N.A.	70,505	(62,891)	—	—	7,614
JPMorgan Chase Bank N.A.	669,794	(403,157)	—	(180,000)	86,637
Morgan Stanley & Co. International PLC	1,889,789	(1,889,789)	—	—	—
Natwest Markets PLC	587,328	(153,822)	—	—	433,506
Royal Bank of Canada	327,035	(106,966)	—	—	220,069
Standard Chartered Bank	25,983	—	—	—	25,983
State Street Bank and Trust Co.	91,136	(74,219)	—	—	16,917
UBS AG	275,825	(98,204)	—	—	177,621
Westpac Banking Corp.	317,550	(317,550)	—	—	—

	$7,346,021	$(4,532,053)	$(1,459,898)	$(180,000)	$1,174,070

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged (b)	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(c)(e)
Banco Santander SA.	$219	$—	$—	$—	$219
Bank of America N.A.	278,010	(278,010)	—	—	—
Bank of Montreal	1,045,293	(261,496)	—	—	783,797
Barclays Bank PLC	56,724	(56,724)	—	—	—
BNP Paribas S.A.	21,230	(21,230)	—	—	—
BNY Mellon	3,970	—	—	—	3,970
Citibank N.A.	590,844	(198,861)	(391,983)	—	—
Deutsche Bank AG	279,890	(57,881)	—	—	222,009
Goldman Sachs International	1,791,251	(551,253)	(1,239,998)	—	—
HSBC Bank USA N.A.	62,891	(62,891)	—	—	—
JPMorgan Chase Bank N.A.	403,157	(403,157)	—	—	—
Morgan Stanley & Co. International PLC	3,673,730	(1,889,789)	(1,783,941)	—	—
Natwest Markets PLC	153,822	(153,822)	—	—	—
Northern Trust Co.	97,519	—	—	—	97,519
Royal Bank of Canada	106,966	(106,966)	—	—	—
Societe Generale	4,117	—	—	—	4,117
State Street Bank and Trust Co.	74,219	(74,219)	—	—	—
UBS AG	98,204	(98,204)	—	—	—
Westpac Banking Corp.	373,772	(317,550)	—	—	56,222

	$9,115,828	$(4,532,053)	$(3,415,922)	$—	$1,167,853

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)

Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Consolidated Statement of Assets and Liabilities.

44	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$37,138,426	$—	$37,138,426
Common Stocks
Australia	—	25,663	—	25,663
Denmark	—	35,515	—	35,515
France	—	108,777	—	108,777
Germany	—	238,915	—	238,915
Ireland	105,099	—	—	105,099
Netherlands	—	241,312	—	241,312
South Korea	109,548	—	—	109,548
Switzerland	69,135	73,465	—	142,600
United Kingdom	242,455	189,653	—	432,108
United States	7,069,435	182,072	489,670	7,741,177
Corporate Bonds	—	210,683,901	2,054,036	212,737,937
Floating Rate Loan Interests	—	5,146,440	2,834,108	7,980,548
Foreign Agency Obligations	—	120,801,262	—	120,801,262
Investment Companies	25,572,713	—	—	25,572,713
Municipal Bonds	—	28,315,332	—	28,315,332
Non-Agency Mortgage-Backed Securities	—	47,299,437	1,923,252	49,222,689
Preferred Securities
Capital Trusts	—	2,043,473	—	2,043,473
Preferred Stocks	—	617,821	1,477,577	2,095,398
U.S. Government Sponsored Agency Securities	—	145,364,930	—	145,364,930
U.S. Treasury Obligations	—	39,077,523	—	39,077,523
Warrants
United Kingdom	2,592	—	—	2,592
United States	29,598	—	933	30,531
Venezuela	—	17,550	—	17,550
Short-Term Securities
Borrowed Bond Agreement	—	1,548,000	—	1,548,000
Foreign Agency Obligations	—	80,465,219	—	80,465,219
Money Market Funds	26,419,564	—	—	26,419,564
Options Purchased
Equity Contracts	761,433	825	—	762,258
Foreign Currency Exchange Contracts	—	837,703	—	837,703
Interest Rate Contracts	464,531	458,681	—	923,212
Liabilities
Investments
Borrowed Bonds	—	(1,544,909)	—	(1,544,909)
TBA Sale Commitments	—	(36,157,936)	—	(36,157,936)
Unfunded Floating Rate Loan Interests(a)	—	—	(2)	(2)

	$60,846,103	$683,209,050	$8,779,574	$752,834,727

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$392,415	$—	$392,415
Equity Contracts	88,812	—	—	88,812
Foreign Currency Exchange Contracts	—	4,940,790	—	4,940,790
Interest Rate Contracts	2,459,203	82,293,862	—	84,753,065
Other Contracts	—	6,413	—	6,413
Liabilities
Credit Contracts	—	(669,361)	—	(669,361)
Equity Contracts	(637,440)	(80,403)	—	(717,843)
Foreign Currency Exchange Contracts	—	(3,227,768)	—	(3,227,768)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	45

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Interest Rate Contracts	$(2,835,982)	$(54,650,725)	$—	$(57,486,707)
Other Contracts	—	(54,338)	—	(54,338)

	$(925,407)	$28,950,885	$—	$28,025,478

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

46	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statement of Assets and Liabilities  (unaudited)

June 30, 2022

BlackRock Strategic Global Bond Fund, Inc.

ASSETS
Investments, at value — unaffiliated(a)	$751,318,573
Investments, at value — affiliated(b)	39,219,001
Cash	98,893
Cash pledged:
Collateral — exchange-traded options written	1,995,000
Futures contracts	6,117,798
Centrally cleared swaps	6,784,230
Foreign currency, at value(c)	35,165,894
Receivables:
Investments sold	7,453,024
Options written	180,391
Swaps	23,198
TBA sale commitments	35,677,593
Capital shares sold	1,015,473
Dividends — unaffiliated	30,424
Dividends — affiliated	13,839
Interest — unaffiliated	4,555,019
Principal paydowns	15,612
Variation margin on futures contracts	2,369,751
Swap premiums paid	558,612
Unrealized appreciation on:
Forward foreign currency exchange contracts	4,940,790
OTC swaps	550,235
Prepaid expenses	104,833

Total assets	898,188,183

LIABILITIES
Cash received as collateral for OTC derivatives	180,000
Borrowed bonds, at value(d)	1,544,909
Options written, at value(e)	5,472,067
TBA sale commitments, at value(f)	36,157,936
Payables:
Investments purchased	69,367,445
Accounting services fees	92,695
Capital shares redeemed	1,810,067
Custodian fees	179,728
Income dividend distributions	238,967
Interest expense	17,579
Investment advisory fees	230,427
Directors’ and Officer’s fees	4,079
Options written	173,860
Other accrued expenses	97,446
Professional fees	75,290
Service and distribution fees	22,264
Transfer agent fees	56,728
Variation margin on futures contracts	2,721,501
Variation margin on centrally cleared swaps	518,280
Swap premiums received	810,044
Unrealized depreciation on:
Forward foreign currency exchange contracts	2,826,415
OTC swaps	763,036
Unfunded floating rate loan interests	2

Total liabilities	123,360,765

NET ASSETS	$774,827,418

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	47

Consolidated Statement of Assets and Liabilities  (unaudited) (continued)

June 30, 2022

BlackRock Strategic Global Bond Fund, Inc.

NET ASSETS CONSIST OF
Paid-in capital	$894,848,271
Accumulated loss	(120,020,853)

NET ASSETS	$774,827,418

(a) Investments, at cost — unaffiliated	$834,516,419
(b) Investments, at cost — affiliated	$40,539,021
(c) Foreign currency, at cost	$35,376,088
(d) Proceeds received from borrowed bonds	$1,810,610
(e) Premiums received	$4,801,019
(f) Proceeds from TBA sale commitments	$35,677,593

48	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statement of Assets and Liabilities  (unaudited) (continued)

June 30, 2022

BlackRock Strategic Global Bond Fund, Inc.

NET ASSET VALUE

Institutional
Net assets	$557,817,387

Shares outstanding	103,954,088

Net asset value	$5.37

Shares authorized	1 billion

Par value	$0.10

Investor A
Net assets	$90,930,417

Shares outstanding	16,959,147

Net asset value	$5.36

Shares authorized	1 billion

Par value	$0.10

Investor C
Net assets	$4,654,322

Shares outstanding	868,937

Net asset value	$5.36

Shares authorized	1 billion

Par value	$0.10

Class K
Net assets	$121,425,292

Shares outstanding	22,646,911

Net asset value	$5.36

Shares authorized	1 billion

Par value	$0.10

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	49

Consolidated Statement of Operations  (unaudited)

Six Months Ended June 30, 2022

BlackRock Strategic Global Bond Fund, Inc.

INVESTMENT INCOME
Dividends — unaffiliated	$213,625
Dividends — affiliated	174,686
Interest — unaffiliated	11,934,918
Other income — unaffiliated	67,069
Foreign taxes withheld	(11,611)

Total investment income	12,378,687

EXPENSES
Investment advisory	2,130,602
Transfer agent — class specific	511,607
Proxy	281,647
Service and distribution — class specific	149,687
Custodian	147,805
Accounting services	72,198
Registration	71,627
Directors and Officer	6,671
Miscellaneous	169,232

Total expenses excluding interest expense	3,541,076
Interest expense	13,793

Total expenses	3,554,869
Less:
Fees waived and/or reimbursed by the Manager	(551,697)
Transfer agent fees waived and/or reimbursed by the Manager — class specific.	(327,660)

Total expenses after fees waived and/or reimbursed	2,675,512

Net investment income	9,703,175

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(49,650,218)
Investments — affiliated	72,048
Forward foreign currency exchange contracts	(3,531,208)
Foreign currency transactions	(25,237)
Futures contracts	(4,042,730)
Options written	1,689,686
Swaps	(1,756,222)

(57,243,881)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	(82,419,258)
Investments — affiliated	(1,496,274)
Borrowed bonds	178,228
Forward foreign currency exchange contracts	3,499,731
Foreign currency translations	(774,809)
Futures contracts	(2,094,996)
Options written	(1,857,802)
Swaps	18,274,252
Unfunded floating rate loan interests	130

(66,690,798)

Net realized and unrealized loss	(123,934,679)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(114,231,504)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$776
(b) Net of reduction in deferred foreign capital gain tax of	$3,325

See notes to consolidated financial statements.

50	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statements of Changes in Net Assets

	BlackRock Strategic Global Bond Fund, Inc.

	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,703,175	$17,524,981
Net realized loss	(57,243,881)	(6,391,493)
Net change in unrealized appreciation (depreciation)	(66,690,798)	(22,638,275)

Net decrease in net assets resulting from operations	(114,231,504)	(11,504,787)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income and net realized gain
Institutional	(7,730,146)	(12,326,096)
Investor A	(1,098,120)	(1,538,076)
Investor C	(37,167)	(30,571)
Class K	(1,467,622)	(1,639,078)
Return of capital
Institutional	—	(747,970)
Investor A	—	(108,667)
Investor C	—	(4,420)
Class K	—	(94,821)

Decrease in net assets resulting from distributions to shareholders	(10,333,055)	(16,489,699)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(52,100,996)	157,929,804

NET ASSETS
Total increase (decrease) in net assets	(176,665,555)	129,935,318
Beginning of period	951,492,973	821,557,655

End of period	$774,827,418	$951,492,973

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	51

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc.

	Institutional
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020	2019		2018	2017

Net asset value, beginning of period	$6.20		$6.38		$6.13	$5.81		$6.01	$5.78

Net investment income(a)	0.07		0.12		0.12	0.17		0.17	0.19
Net realized and unrealized gain (loss)	(0.83)		(0.19)		0.43	0.30		(0.22)	0.23

Net increase (decrease) from investment operations	(0.76)		(0.07)		0.55	0.47		(0.05)	0.42

Distributions(b)
From net investment income	(0.07)		(0.09)		(0.10)	(0.13)		(0.12)	(0.19)
From net realized gain	—		(0.01)		(0.20)	—		—	—
Return of capital	—		(0.01)		—	(0.02)		(0.03)	—

Total distributions	(0.07)		(0.11)		(0.30)	(0.15)		(0.15)	(0.19)

Net asset value, end of period	$5.37		$6.20		$6.38	$6.13		$5.81	$6.01

Total Return(c)
Based on net asset value	(12.30	)%(d)	(1.08)%		9.04%	8.20	%(e)	(0.81)%	7.30%

Ratios to Average Net Assets(f)
Total expenses	0.81	%(g)(h)	0.81	%(i)	0.80%	0.98%		1.08%	1.16%

Total expenses after fees waived and/or reimbursed	0.60	%(g)(h)	0.61	%(i)	0.54%	0.63%		0.72%	0.77%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.60	%(g)(h)	0.61	%(i)	0.53%	0.53%		0.53%	0.59%

Net investment income	2.31	%(g)	1.88%		1.93%	2.84%		2.88%	3.24%

Supplemental Data
Net assets, end of period (000)	$557,817		$717,250		$671,817	$171,313		$160,252	$139,220

Portfolio turnover rate(j)	133%		354%		330%	373%		344%	432%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds. (g) Annualized.
(h)

Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.74%, 0.53% and 0.53%, respectively.

(i)

Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.73%, 0.53% and 0.53%, respectively.

(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/22 (unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Portfolio turnover rate (excluding MDRs)	84%	228%	234%	257%	269%	327%

See notes to consolidated financial statements.

52	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc. (continued)

	Investor A
	Six Months Ended 06/30/22		Year Ended December 31,
	(unaudited)		2021		2020	2019		2018	2017

Net asset value, beginning of period	$6.19		$6.38		$6.12	$5.80		$6.00	$5.77

Net investment income(a)	0.06		0.10		0.11	0.16		0.16	0.18
Net realized and unrealized gain (loss)	(0.83)		(0.19)		0.44	0.30		(0.22)	0.22

Net increase (decrease) from investment operations	(0.77)		(0.09)		0.55	0.46		(0.06)	0.40

Distributions(b)
From net investment income	(0.06)		(0.08)		(0.09)	(0.12)		(0.12)	(0.17)
From net realized gain	—		(0.01)		(0.20)	—		—	—
Return of capital	—		(0.01)		—	(0.02)		(0.02)	—

Total distributions	(0.06)		(0.10)		(0.29)	(0.14)		(0.14)	(0.17)

Net asset value, end of period	$5.36		$6.19		$6.38	$6.12		$5.80	$6.00

Total Return(c)
Based on net asset value	(12.43	)%(d)	(1.49)%		8.95%	7.95	%(e)	(1.07)%	7.04%

Ratios to Average Net Assets(f)
Total expenses	1.11	%(g)(h)	1.08	%(i)	1.10%	1.30%		1.42%	1.48%

Total expenses after fees waived and/or reimbursed	0.85	%(g)(h)	0.86	%(i)	0.80%	0.88%		0.97%	1.04%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.85	%(g)(h)	0.86	%(i)	0.78%	0.78%		0.78%	0.84%

Net investment income	2.06	%(g)	1.65%		1.74%	2.60%		2.66%	2.96%

Supplemental Data
Net assets, end of period (000)	$90,930		$109,613		$91,388	$74,323		$61,723	$64,615

Portfolio turnover rate(j)	133%		354%		330%	373%		344%	432%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.04%, 0.78% and 0.78%, respectively.

(i)

Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.00%, 0.78% and 0.78%, respectively.

(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/22 (unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Portfolio turnover rate (excluding MDRs)	84%	228%	234%	257%	269%	327%

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	53

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc. (continued)
	Investor C
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020	2019		2018	2017

Net asset value, beginning of period	$6.19		$6.37		$6.12	$5.80		$6.00	$5.77

Net investment income(a)	0.04		0.06		0.06	0.11		0.11	0.13
Net realized and unrealized gain (loss)	(0.83)		(0.19)		0.43	0.30		(0.22)	0.23

Net increase (decrease) from investment operations	(0.79)		(0.13)		0.49	0.41		(0.11)	0.36

Distributions(b)
From net investment income	(0.04)		(0.03)		(0.04)	(0.07)		(0.07)	(0.13)
From net realized gain	—		(0.01)		(0.20)	—		—	—
Return of capital	—		(0.01)		—	(0.02)		(0.02)	—

Total distributions	(0.04)		(0.05)		(0.24)	(0.09)		(0.09)	(0.13)

Net asset value, end of period	$5.36		$6.19		$6.37	$6.12		$5.80	$6.00

Total Return(c)
Based on net asset value	(12.76	)%(d)	(2.07)%		7.97%	7.14	%(e)	(1.81)%	6.25%

Ratios to Average Net Assets(f)
Total expenses	1.79	%(g)(h)	1.83	%(i)	1.93%	2.11%		2.19%	2.30%

Total expenses after fees waived and/or reimbursed	1.60	%(g)(h)	1.63	%(i)	1.55%	1.64%		1.72%	1.79%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.60	%(g)(h)	1.63	%(i)	1.53%	1.53%		1.53%	1.59%

Net investment income	1.31	%(g)	0.92%		1.03%	1.90%		1.94%	2.21%

Supplemental Data
Net assets, end of period (000)	$4,654		$5,555		$3,055	$4,973		$6,308	$9,625

Portfolio turnover rate(j)	133%		354%		330%	373%		344%	432%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.72%, 1.53% and 1.53%, respectively.

(i)

Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.73%, 1.53% and 1.53%, respectively.

(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/22 (unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Portfolio turnover rate (excluding MDRs)	84%	228%	234%	257%	269%	327%

See notes to consolidated financial statements.

54	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc. (continued)
	Class K
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020	2019		2018	2017

Net asset value, beginning of period	$6.19		$6.38		$6.13	$5.81		$6.01	$5.77

Net investment income(a)	0.07		0.12		0.13	0.17		0.17	0.19
Net realized and unrealized gain (loss)	(0.83)		(0.20)		0.42	0.31		(0.22)	0.24

Net increase (decrease) from investment operations	(0.76)		(0.08)		0.55	0.48		(0.05)	0.43

Distributions(b)
From net investment income	(0.07)		(0.09)		(0.10)	(0.14)		(0.12)	(0.19)
From net realized gain	—		(0.01)		(0.20)	—		—	—
Return of capital	—		(0.01)		—	(0.02)		(0.03)	—

Total distributions	(0.07)		(0.11)		(0.30)	(0.16)		(0.15)	(0.19)

Net asset value, end of period	$5.36		$6.19		$6.38	$6.13		$5.81	$6.01

Total Return(c)
Based on net asset value	(12.30	)%(d)	(1.19)%		9.10%	8.26	%(e)	(0.76)%	7.54%

Ratios to Average Net Assets(f)
Total expenses	0.68	%(g)(h)	0.70	%(i)	0.69%	0.89%		1.01%	1.05%

Total expenses after fees waived and/or reimbursed	0.55	%(g)(h)	0.58	%(i)	0.49%	0.58%		0.67%	0.73%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.54	%(g)(h)	0.58	%(i)	0.48%	0.48%		0.48%	0.54%

Net investment income	2.35	%(g)	1.97%		2.01%	2.88%		2.93%	3.27%

Supplemental Data
Net assets, end of period (000)	$121,425		$119,076		$55,297	$33,655		$34,111	$20,154

Portfolio turnover rate(j)	133%		354%		330%	373%		344%	432%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.62%, 0.49% and 0.48%, respectively.

(i)

Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.60%, 0.48% and 0.48%, respectively.

(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/22 (unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Portfolio turnover rate (excluding MDRs)	84%	228%	234%	257%	269%	327%

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	55

Notes to Consolidated Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is organized as a Maryland corporation. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares.	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the account of Strategic Global Bond Fund (Cayman) (the “Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments and other derivatives. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary as of period end were $0, which is 0.0% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. During the six months ended June 30, 2022, there were no transactions in the Subsidiary. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are

56	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements  (unaudited) (continued)

presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written, and swaps) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investments or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Fund (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Consolidated Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the Fixed-Income Complex and reflected as Directors and Officer expense on the Consolidated Statement of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and

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Notes to Consolidated Financial Statements  (unaudited) (continued)

offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third-Party Pricing Services

Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.

Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

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Notes to Consolidated Financial Statements  (unaudited) (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In

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Notes to Consolidated Financial Statements  (unaudited) (continued)

general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation

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Notes to Consolidated Financial Statements  (unaudited) (continued)

(depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:

Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BlackRock Strategic Global Bond Fund, Inc.	Vaca Morada Partners LP	$654	$654	$652	$(2)

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Consolidated Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate the fund to make future cash payments. As of June 30, 2022, the Fund had outstanding commitments of $300,000. These commitments are not included in the net assets of the Fund as of June 30, 2022.

Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.

Borrowed bond agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

As of period end, the following table is a summary of the Fund’s open borrowed bond agreement by counterparty which are subject to offset under an MRA on a net basis:

Counterparty	Borrowed Bonds Agreements	(a)	Borrowed Bonds at Value including Accrued Interest	(b)	Net Amount before Collateral	Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest	Cash Collateral Pledged	Net Collateral (Received)/ Pledged	Net Exposure Due (to)/ from Counterparty(c)
BofA Securities Inc.	$1,548,000		$(1,562,488)		$(14,488)	$—	$—	$—	$—	$—	$(14,488)

(a)	Included in Investments at value-unaffiliated in the Consolidated Statement of Assets and Liabilities.
(b)	Includes accrued interest on borrowed bonds in the amount of $17,579 which is included in interest expense payable in the Consolidated Statement of Assets and Liabilities.
(c)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

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Notes to Consolidated Financial Statements  (unaudited) (continued)

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.

•

Swaptions — The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

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Notes to Consolidated Financial Statements  (unaudited) (continued)

•

Foreign currency options — The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

•	Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.

The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of Operations, including those at termination.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•

Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

•

Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

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Notes to Consolidated Financial Statements  (unaudited) (continued)

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. When a Fund enters into an ISDA Master Agreement and an MRA and/or MSLA with the same counterparty, the agreements may contain a set-off provision allowing the Fund to offset a net amount payable with amounts due to the Fund upon default of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, notwithstanding what contractual rights may be included in an ISDA Master Agreement, such laws may prohibit the Fund from setting off amounts owed to a defaulting counterparty under an ISDA Master Agreement against amounts owed to the Fund by affiliates of the defaulting counterparty. The insolvency regimes of many jurisdictions do, however, generally permit set-off of simultaneous payables and receivables under certain types of financial contracts between the same legal entity upon a default of the entity, regardless of the existence of a contractual set-off right in those contracts.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees

First $1 billion	0.50%
$1 billion — $3 billion	0.47
$3 billion — $5 billion	0.45
$5 billion — $10 billion.	0.44
Greater than $10 billion.	0.43

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Subsidiary.

The Manager entered into a sub-advisory agreement with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide for that portion of the Fund for which BIL or BRS, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A

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Notes to Consolidated Financial Statements  (unaudited) (continued)

Share Class	Service Fees	Distribution Fees
Investor C	0.25%	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Investor C	Total

Service and distribution fees — class specific	$124,375	$25,312	$149,687

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2022, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2022, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:

	Institutional	Investor A	Investor C	Class K	Total

Reimbursed amounts	$857	$307	$67	$56	$1,287

For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor C	Class K	Total

Transfer agent fees — class specific.	$417,361	$88,509	$2,698	$3,039	$511,607

Other Fees: For the six months ended June 30, 2022, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $833.

For the six months ended June 30, 2022, affiliates received CDSCs as follows:

	Investor A	Investor C	Total

CDSC	$7,420	$2,363	$9,783

Expense Limitations, Waivers and Reimbursements: With respect to the Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended June 30, 2022, the amount waived and/or reimbursed was $4,428.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended June 30, 2022, the Manager waived $17,451 in investment advisory fees pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Expense Limitation
Institutional	0.53%
Investor A	0.78
Investor C	1.53
Class K	0.48

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, the Manager waived and/or reimbursed investment advisory fees of $529,818 which is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.

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Notes to Consolidated Financial Statements  (unaudited) (continued)

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed — class specific, in the Consolidated Statement of Operations. For the six months ended June 30, 2022, class specific expense waivers and/or reimbursements are as follows:

	Institutional	Investor A	Investor C	Class K	Total

Transfer agent fees waived and/or reimbursed by the Manager — class specific	$259,556	$63,634	$1,431	$3,039	$327,660

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Directors and Officer in the Consolidated Statement of Operations.

Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)

BlackRock Strategic Global Bond Fund, Inc.	$171,992	$1,365,283	$(244,043)

7.	PURCHASES AND SALES

For the six months ended June 30, 2022, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term investments, were as follows:

	U.S. Government Securities		Other Securities

Fund Name	Purchases	Sales	Purchases	Sales
BlackRock Strategic Global Bond Fund, Inc.	$15,533,481	$22,598,252	$1,048,917,230	$1,274,026,306

For the six months ended June 30, 2022, purchases and sales related to mortgage dollar rolls were $396,860,027 and $397,561,799, respectively.

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

As of December 31, 2021, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $3,307,173.

As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

BlackRock Strategic Global Bond Fund, Inc.	$876,096,410	$94,444,730	$(147,390,835)	$(52,946,105)

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Notes to Consolidated Financial Statements  (unaudited) (continued)

9.	BANK BORROWINGS

The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	67

Notes to Consolidated Financial Statements  (unaudited) (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.

With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/22		Year Ended 12/31/21
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Strategic Global Bond Fund, Inc.
Institutional
Shares sold.	22,014,653	$128,075,080	93,581,529	$589,595,060
Shares issued in reinvestment of distributions	1,272,458	7,232,247	1,935,488	12,142,430
Shares redeemed	(35,067,478)	(202,341,610)	(85,084,447)	(534,309,564)

	(11,780,367)	$(67,034,283)	10,432,570	$67,427,926

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Notes to Consolidated Financial Statements  (unaudited) (continued)

	Six Months Ended 06/30/22		Year Ended 12/31/21
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
BlackRock Strategic Global Bond Fund, Inc. (continued)

Investor A
Shares sold.	2,883,918	$16,657,414	10,558,581	$66,350,199
Shares issued in reinvestment of distributions	184,118	1,045,551	246,783	1,547,230
Shares redeemed	(3,809,829)	(21,852,211)	(7,438,652)	(46,701,129)

	(741,793)	$(4,149,246)	3,366,712	$21,196,300

Investor C
Shares sold.	86,713	$500,037	654,926	$4,116,151
Shares issued in reinvestment of distributions	6,574	37,191	5,474	34,246
Shares redeemed and automatic conversion of shares.	(122,191)	(696,962)	(242,254)	(1,518,876)

	(28,904)	$(159,734)	418,146	$2,631,521

Class K
Shares sold.	5,854,876	$33,208,611	14,436,670	$90,931,789
Shares issued in reinvestment of distributions	218,388	1,237,315	214,311	1,340,902
Shares redeemed	(2,655,664)	(15,203,659)	(4,095,307)	(25,598,634)

	3,417,600	$19,242,267	10,555,674	$66,674,057

	(9,133,464)	$(52,100,996)	24,773,102	$157,929,804

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	69

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) met on April 14, 2022 (the “April Meeting”) and May 19-20, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Fund and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to the Fund and (2) the Manager and BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to the Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the first quartile against its Performance Peers.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B - A D V I S O R Y A G R E E M E N T S	71

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, approved, by unanimous vote of those present, the continuation of the Advisory Agreement between the Manager and the Fund for a one-year term ending June 30, 2023, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Fund, for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	73

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

BlackRock (Singapore) Limited

079912 Singapore

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Fund

100 Bellevue Parkway

Wilmington, DE 19809

74	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FREMF	Freddie Mac Multifamily Securities

FTSE	Financial Times Stock Exchange

GO	General Obligation Bonds

GOL	General Obligation Ltd.

LIBOR	London Interbank Offered Rate

LP	Limited Partnership

MSCI	Morgan Stanley Capital International

MXIBOR	Mexico Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

PIPE	Private Investment in Public Equity

PJSC	Public Joint Stock Company

RB	Revenue Bond

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SPDR	Standard & Poor’s Depository Receipt

TAN	Tax Anticipation Notes

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	75

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SGB-06/22-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Global Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: August 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: August 19, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: August 19, 2022